'33 Act File No. 333-83010
'40 Act File No. 811-8301

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 8	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENTCOMPANY ACT OF 1940	☐
Amendment No. 8	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (614) 249-7111

Thomas E. Barnes, VP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: June 1, 2006

It is proposed that this filing will become effective (check appropriate box)

☐ Immediately upon filing pursuant to paragraph (b)
☑ On June 1, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated June 1, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Policy Owners with Policies issued prior to May 1, 2004:

Effective June 1, 2006, the following underlying mutual fund will no longer be available to accept new transfers or premium payments:

Janus Aspen Series - International Growth Portfolio: Service Shares

Therefore, effective June 1, 2006, unless you instruct us otherwise, allocation requests made to the Janus Aspen Series - International Growth Portfolio: Service Shares will be allocated to the Janus Aspen Series - International Growth Portfolio: Service II Shares.

Last Survivor Flexible Premium Variable Universal Life Insurance Policies

Issued By

Nationwide Life Insurance Company

Through

Nationwide VLI Separate Account-4

The Date Of This Prospectus Is May 1, 2006

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase the variable life insurance policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwidefinancial.com
U.S. Mail:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522

Please understand that the POLICY TERMS will govern the way the policy works and all rights and obligations.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This policy is NOT: FDIC or NCUSIF insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The purpose of this policy is to provide life insurance protection for the beneficiary you name. If your primary need is not life insurance protection, then purchasing this policy may not be in your best interests. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Variable Universal Life Insurance And The Policy	3
In Summary: Fee Tables	5
Policy Investment Options	9
Fixed Investment Option
Variable Investment Options
Allocation of Net Premium and Cash Value
When Sub-Account Accumulation Units Are Valued
How Sub-Account Investment Experience is Determined
Cash Value
Transfers Among and Between Policy Investment Options	13
Sub-Account Portfolio Transfers
Fixed Account Transfers
Modes to Make a Transfer
The Policy	15
Policy Owner
The Beneficiaries
To Purchase
Coverage
Supplemental Coverage
Coverage Effective Dates
Temporary Insurance Coverage
To Cancel (Examination Right)
To Change Coverage
Conversion Right
To Terminate Or Surrender
To Assign
Proceeds Upon Maturity
Reminders, Reports And Illustrations
Errors Or Misstatements
Incontestability
If We Modify The Policy
Riders	18
Adjusted Sales Load Life Insurance Rider
Estate Protection Rider
Policy Split Option Rider
Premium	19
Initial Premium
Subsequent Premiums
Charges	20
Sales Load
Premium Taxes
Surrender Charges
Partial Surrender Fee
Short-Term Trading Fees
Cost Of Insurance
Mortality And Expense Risk
Per $1,000 Of Specified Amount
Administrative
Policy Loan Interest
Adjusted Sales Load Life Insurance Rider
Estate Protection Rider
Policy Split Option Rider
A Note On Charges

Table of Contents (continued)
Page
The Death Benefit	24
Calculation Of The Death Benefit Proceeds
Death Benefit Options
The Minimum Required Death Benefit
Changes In The Death Benefit Options
Suicide
Surrenders	26
Full Surrender
Partial Surrender
Reduction Of Specified Amount On A Partial Surrender
The Payout Options	27
Interest Income
Income For A Fixed Period
Life Income With Payments Guaranteed
Fixed Income For Varying Periods
Joint And Survivor Life
Alternate Life Income
Policy Owner Services	28
Dollar Cost Averaging
Asset Rebalancing
Policy Loans	29
Loan Amount And Interest
Collateral And Interest
Repayment
Net Effect Of Policy Loans
Lapse	29
Guaranteed Policy Continuation Provision
Grace Period
Reinstatement
Taxes	30
Types Of Taxes Of Which To Be Aware
Buying The Policy
Investment Gain In The Policy
Periodic Withdrawals, Non-Periodic Withdrawals And Loans
Surrender Of The Policy
Withholding
Exchanging The Policy For Another Life Insurance Policy
Terminal Illness
Special Note Regarding The Policy Split Option Rider
Taxation Of Death Benefits
Taxes And The Value Of Your Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	35
Nationwide VLI Separate Account-4	35
Organization, Registration And Operation
Addition, Deletion, Or Substitution Of Mutual Funds
Voting Rights
Legal Proceedings	36
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	38
Appendix A: Sub-Account Information	39
Appendix B: Definitions	51

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when both Insureds die.

Your Choice Of Death Benefit Options

✓ Option One is the greater of the Specified Amount or the minimum required Death Benefit under federal tax law.

✓ Option Two is the greater of the Specified Amount plus the Cash Value or the minimum required Death Benefit under federal tax law.

✓ Option Three is the greater of the Specified Amount plus accumulated Premium payments (less any partial surrenders) or the minimum required Death Benefit under federal tax law.

For more information, see "The Death Benefit," beginning on page 25.

Your Or Your Beneficiary's Choice Of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 27.

Coverage Flexibility

Subject to conditions, you may choose to:

✓ Change the Death Benefit option;

✓ Increase or decrease the Specified Amount;

✓ Change your beneficiaries; and

✓ Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 25; "To Change Coverage," beginning on page 16; "The Beneficiaries," beginning on page 15; and "To Assign," beginning on page 17.

Continuation Of Coverage Is Guaranteed

During the Guaranteed Policy Continuation Period, your policy will remain In Force so long as you pay the Policy Continuation Premium Amount. For more information, see "Guaranteed Policy Continuation Provision," beginning on page 29.

Access To Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy. As such, you may:

✓ Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios and 100% of the fixed account, less any surrender charges less 100% of the Adjusted Sales Load Life Insurance Rider forfeiture charge (if applicable). The minimum loan amount is $200. For more information, see "Policy Loans," beginning on page 29.

✓ Take a partial surrender of no less than $200. For more information, see "Partial Surrender," beginning on page 26.

✓ Surrender the policy at any time while either Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans and surrender charges. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 26 and "The Payout Options," beginning on page 27.

Premium Flexibility

While we would like you to select a premium payment plan, you will not be required to make your Premium payments accordingly. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 19.

Investment Options

You may choose to allocate your Premiums after charges to the fixed or variable investment options in any proportion:

✓ The fixed investment option will earn interest daily at an annual effective rate of at least 3%.

✓ The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VLI Separate Account-4 into an equal number of Sub-Account portfolios, identified in the "Appendix A: Sub-Account Information" section to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

For more information, see "Policy Investment Options," beginning on page 9 and "Appendix A: Sub-Account Information," beginning on page 39.

Transfers Between And Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. We have implemented procedures intended to reduce the potentially detrimental impact that frequent transfers have on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 13. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 28.

Taxes

Unless you make a withdrawal, generally you will not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 25. Also, your beneficiary generally will not have to include the Proceeds as taxable income. For more information, see "Taxes," beginning on page 30. Unlike other variable insurance products offered by Nationwide, these Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the death of the Insured.

Assignment

You may assign the policy as collateral for a loan or another obligation while an Insured is alive. For more information, see "To Assign," beginning on page 17.

Examination Right

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 16.

Riders

You may purchase any of the available Riders to suit your needs. Availability will vary by state, and there may be an additional charge.

✓ Adjusted Sales Load Life Insurance Rider

✓ Estate Protection Rider

✓ Policy Split Option Rider

For more information, see "Riders," beginning on page 18.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

Unfavorable Investment Experience

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage, sooner than might have been foreseen, and, potentially, even terminate without value.

Effect Of Partial Surrenders And Policy Loans On Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan in a policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

Reduction Of The Death Benefit

A partial surrender could, and a policy loan would, decrease the policy’s Death Benefit, depending on how the Death Benefit relates to the policy’s Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 32. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, with which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

Fixed Account Transfer Restrictions And Limitations

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year. Then, we will only honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

Sub-Account Portfolio Limitations

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with a Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees. For more information, see "Sub-Account Portfolio Transfers," beginning on page 13, "Modes To Make A Transfer," beginning on page 14, and "Short-Term Trading Fees," beginning on page 21. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Sub-Account Portfolio Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund’s prospectus. You should read the mutual fund’s prospectus carefully before investing.

In Summary: Variable Universal Life Insurance And The Policy

Variable Universal Life Insurance, in general, may be important to you in two ways.

✓ It will provide economic protection to a beneficiary.

✓ It may build Cash Value.

Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar, but also different, to survivorship universal life insurance.

✓ You will pay Premiums for life insurance coverage on both Insureds.

✓ The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while either Insured is alive.

✓ The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different than survivorship universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen (and the fixed account). Also, that its Cash Value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insureds' deaths, here is a basic overview. (But please read the remainder of this prospectus for the details.)

✓ At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insureds’ ages; sexes, the underwriting classes; any substandard ratings; the Specified Amount; the amount of any supplemental coverage; the Death Benefit option; and the choice of any Riders.

✓ At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

✓ You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

✓ From the policy’s Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs.

✓ You may be able to vary the timing and amount of Premium payments.

So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

✓ After the first year from the Policy Date, you may request to increase or decrease the policy’s Specified Amount.

This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy’s tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

✓ The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

✓ Prior to the Insureds’ deaths, you may withdraw all, or a portion (after the first year from the Policy Date), of the policy’s Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy Lapsing. There also could be adverse tax consequences.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer Cash Value between investment options.

For more information, see "Charges," beginning on page 20.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load(1)	Upon Making A Premium Payment	Maximum Guaranteed	Currently
		$40	$40
		Per $1,000 Of Premium Payment
Premium Taxes(1)	Upon Making A Premium Payment	$35 Per $1,000 Of Premium Payment
Short-Term Trading Fee(2)	Upon transfer of sub-account value out of a sub-account within 60 days after allocation to that sub-account	1% of the amount transferred from the sub-account within 60 days of allocation to that sub-account
Surrender Charges (3), (4), (5) Representative - For A Male and Female, Both Age 55 And Non-tobacco Preferred With A Specified Amount Of $1,000,000 And Death Benefit Option One	Upon Full Surrender	Maximum (6)	Minimum (7)
		$100,991.02	$4,614.80
		Representative (8)
		$11,042.25
		Proportionately From The Policy’s Cash Value
Illustration Charge(9)	Upon Requesting An Illustration	Maximum Guaranteed	Currently
		$25	$0
Partial Surrender Fee(10)	Upon A Partial Surrender	Maximum Guaranteed(11)	Currently
		$25	$0
		From The Policy's Available Cash Value (12)
_______________________________________

(1)
We deduct one charge composed of the sales load and premium taxes. On the Policy Data Page, we call the combined charge a Premium Load. From the sixteenth year from the Policy Date, the current sales load is $20 per $1,000 and the guaranteed charge is $25 per $1,000 of Premium Payment.

(2)
Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to an underlying mutual fund that assesses a short-term trading fee. See "Total Annual Sub-Account Portfolio Operating Expenses" for a list of mutual funds that assess a short-term trading fee. For more information about transactions subject to short-term trading fees, see "Short-Term Trading Fees" beginning on page 21.

(3)
This charge is comprised of two components. There is an underwriting component, which is based on the Insureds' ages when the policy was issued. There is also a sales expense component, which is based on and varies by the Insureds' sexes, ages (when the policy was issued) and underwriting classes, and any substandard ratings. The amount of the charge we would deduct begins to decrease each year after the second from the Policy Date. For example, by the fourteenth year, the amount is 5% of the surrender charge, and, thereafter, there is no charge for a full surrender. A surrender charge will apply if you surrender or lapse the policy, or if you request to decrease the Specified Amount. We will calculate a separate surrender charge based on the Specified Amount, and each increase in the Specified Amount, which, when added together, will amount to your surrender charge. For more information, see "Surrender Charges," beginning on page 20.

(4)	To be able to present dollar amounts of this charge here, we assume a full surrender occurring in the first year from the Policy Date.

(5)	Ask for an illustration, or see the Policy Data Page for more information on your cost.

       (6)   The amount is based on two insureds who use tobacco (representing our greatest underwriting risk), one of whom is age 80 and highly rated (Table Q at least). The other is a male who is age 85 and rated Table D, who uses tobacco (representing our greatest underwriting risk). We assume a policy with a Specified Amount of $1,000,000 and Death
       Benefit Option One. The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

(7)
The amount is based on two females, both of whom are age 21 and do not use tobacco. We assume a policy with a Specified Amount of $1,000,000 and Death Benefit Option One. The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

       (8)   This amount may not be representative of your cost.

       (9)    If we begin to charge for illustrations, you will be expected to pay the charge in cash directly to us at the time of your request. This charge will not be deducted from th policy's Cash Value.

       (10) You may request a partial surrender after the first year from the Policy Date.

(11)	The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender.

(12)	Besides this charge, the Cash Value available for a partial surrender is subject to any outstanding policy loans.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance (13), (14) Representative - For Male And Female, Both Age 55 And Non-tobacco, With A Specified Amount Of $1,000,000 And Death Benefit Option One	Monthly	Minimum	Maximum	Representative (15)
$0.00001	$83.33	$0.0008
Per $1,000 Of Net Amount At Risk - Proportionately From Your Chosen Variable And Fixed Investment Options
Mortality And Expense Risk	Monthly	$0.66 Per $1,000 Of Variable Cash Value (16)
Proportionately From Your Chosen Variable Investment Options
Per $1,000 Of Specified Amount (17), (18) Representative - For Male And Female, Both Age 55 And Non-tobacco, With A Specified Amount Of $1,000,000 And Death Benefit Option One	Monthly	Minimum	Maximum	Representative (19)
$0.02	$0.40	$0.18
Per $1,000 Of Specified Amount
Administrative	Monthly	Maximum Guaranteed	Currently
$7.50	$5
Proportionately From Your Chosen Variable And Fixed Investment Options
Policy Loan Interest(20)	Annually	Maximum Guaranteed	Currently
$45	$45
Per $1,000 On An Outstanding Policy Loan

_______________________________________

(13) This charge varies by: the Insureds' sexes; ages; underwriting classes; any substandard ratings; the year from the Policy Date and the Specified Amount.

(14) Ask for an illustration, or see the Policy Data Page for more information on your cost.

(15) This amount may not be representative of your cost.

(16) During the first through fifteenth years from the Policy Date, this charge is $0.66 per $1,000 of Cash Value in the variable investment options, and, thereafter, $0.25 per $1,000 of Cash Value in the variable investment options.

(17) We deduct this charge during the first through third years from the Policy Date. This charge varies by the younger Insured’s age, the year from the Policy Date and the Specified Amount. This charge does not apply to that portion of your Specified Amount that constitutes supplemental insurance coverage. For more information, see "Supplemental Coverage," beginning on page 16.

(18) Ask for an illustration, or see the Policy Data Page for more information on your cost.

(19) This amount may not be representative of your cost.

(20) We charge interest on the amount of an outstanding policy loan, at the rate of 4.5% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date. If left unpaid, we will add it to the loan amount. As collateral or security for repayment, we transfer an equal amount of Cash Value to the loan account, on which interest accrues and is credited daily. The minimum guaranteed interest crediting rate is 3.0% per annum, and the current interest crediting rate is 3.0% per annum. (During the first year from the Policy Date, no policy loans may be taken.) The effect is a net cost of no more than 1.50% per annum. For more information, see "Policy Loans," beginning on page 29.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses For Riders
Optional Charge (21)	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Adjusted Sales Load Life Insurance Rider	Monthly	$0.14
		Per $1,000 Of Premium And 1% Of Premium Load - Proportionately From Your Chosen Variable And Fixed Investment Options
Estate Protection Rider (22)	Monthly	Minimum	Maximum	Representative
		$0.00001	$83.33	$0.0008
		Per $1,000 Of Additional Death Benefit Protection - Proportionately From Your Chosen Variable And Fixed Investment Options
Policy Split Option Rider (23)	Monthly	Minimum	Maximum	Representative
		$0.01	$0.03	$0.02
		Per $1,000 Of Specified Amount - Proportionately From Your Chosen Variable And Fixed Investment Options

_______________________________________
(21) You may elect one or all Riders available under this policy. Rider charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date and we will not pro rate the monthly fee should the Rider terminate before the beginning of the next month. The continuation of a Rider is contingent on the policy being In Force. The amounts presented here may not be representative of your cost. Ask for an illustration, or see the Policy Data Page, for more information on your cost.

(22) This charge varies (by: the Insureds' sexes; ages; underwriting classes; any substandard ratings; the year from the Policy Date and the Specified Amount) because we calculate it using the cost of insurance rate.

(23) This charge varies by the Insureds' ages.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2005, charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy. The table does not reflect Short-Term Trading Fees. More detail concerning each Sub-Account portfolio’s fees and expenses is contained in the prospectus for the mutual fund that corresponds to the Sub-Account portfolio. Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	2.68%	0.27%

The following underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to that Sub-Account (see "Short-Term Trading Fees"):

    • American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
• Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
• Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
• Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
• Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
• Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
• Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
• Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
• Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
• Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
• Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VI
• Gartmore Variable Insurance Trust - GVIT International Value Fund: Class III
• Janus Aspen Series - International Growth Portfolio: Service II Shares
• Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
• Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3

Policy Investment Options

You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the Cash Value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the available money market Sub-Account until the free-look period expires. Once your examination right ends, we will transfer the variable account Cash Value to your Sub-Account allocations in effect at the time of the transfer. If yours is a state that requires us to refund the Cash Value, we will allocate all of the initial Net Premium to the available money market Sub-Account. On the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time. Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.

The Fixed Investment Option

The Net Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Interest rates are set at the beginning of each calendar quarter. You may receive a different interest rate depending on the rates in effect when you purchase the policy. The rate may also vary for Net Premiums versus a transfer of Units from a Sub-Account portfolio. In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO). Interest we credit to the fixed investment option may not increase the Cash Surrender Value enough to cover the policy's charges. If not, the policy may Lapse. For more information, see "Lapse," beginning on page 29.

Variable Investment Options

The variable investment options constitute the limitedly available mutual funds, and we have divided the separate account into an equal number of Sub-Account portfolios to account for your allocations. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. (This registration does not involve the SEC's supervision of the management or investment practices or policies of these mutual funds). The "Appendix A: Sub-Account Information" section identifies the available mutual funds, by name, investment type and adviser.

Each Sub-Account portfolio’s assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the Investment Experience of any other Sub-Account portfolio.

The Sub-Accounts available through this policy are listed below. For more information about the mutual funds, please refer to “Appendix A: Sub-Account Information” and/or the applicable mutual fund’s prospectus.

AIM Variable Insurance Funds
• AIM Variable Insurance Funds
• AIM V.I. Basic Value Fund: Series I Shares
• AIM V.I. Capital Appreciation Fund: Series I Shares
• AIM V.I. Capital Development Fund: Series I Shares
American Century Variable Portfolios, Inc.
• American Century VP Mid Cap Value Fund: Class I
• American Century VP Ultra Fund: Class I
• American Century VP Value Fund: Class I*
• American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
• American Century VP Inflation Protection Fund:
Class II
Dreyfus
• Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
• Dreyfus Stock Index Fund, Inc.: Initial Shares
• Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
• Federated Market Opportunity Fund II: Service Shares
• Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
• VIP Equity-Income Portfolio: Service Class*
• VIP Growth Portfolio: Service Class
• VIP Overseas Portfolio: Service Class R†
Fidelity Variable Insurance Products Fund II
• VIP Contrafund® Portfolio: Service Class
• VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
• VIP Mid Cap Portfolio: Service Class
Fidelity Variable Insurance Products Fund IV
• Fidelity VIP Freedom Fund 2010 Portfolio:
Service Class
• Fidelity VIP Freedom Fund 2020 Portfolio:
Service Class
• Fidelity VIP Freedom Fund 2030 Portfolio:
Service Class
• VIP Natural Resources Portfolio: Service Class 2†
Franklin Templeton Variable Insurance Products Trust
• Franklin Income Securities Fund: Class 2
• Franklin Small Cap Value Securities Fund: Class 1
• Templeton Developing Markets Securities Fund:
Class 3†
• Templeton Foreign Securities Fund: Class 3†
• Templeton Global Income Securities Fund: Class 3†
Gartmore Variable Insurance Trust
• American Funds GVIT Asset Allocation Fund: Class II
• American Funds GVIT Bond Fund: Class II
• American Funds GVIT Global Growth Fund: Class II
• American Funds GVIT Growth Fund: Class II
• Federated GVIT High Income Bond Fund: Class III†*
• Gartmore GVIT Emerging Markets Fund: Class III†
• Gartmore GVIT Global Health Sciences Fund:
Class III†
• Gartmore GVIT Global Technology and Communications Fund: Class III†
• Gartmore GVIT Government Bond Fund: Class I
• Gartmore GVIT Investor Destinations Funds: Class II
• Gartmore GVIT Investor Destinations Conservative Fund: Class II
• Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
• Gartmore GVIT Investor Destinations Moderate Fund: Class II
• Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
• Gartmore GVIT Investor Destinations Aggressive Fund: Class II
• Gartmore GVIT Mid Cap Growth Fund: Class I
• Gartmore GVIT Money Market Fund: Class I
• Gartmore GVIT Nationwide® Fund: Class I
• Gartmore GVIT U.S. Growth Leaders Fund: Class I
• GVIT International Index Fund: Class VI†
• GVIT International Value Fund: Class III† (formerly Dreyfus International Value Fund: Class III)
• GVIT Mid Cap Index Fund: Class I (formerly Dreyfus GVIT Mid Cap Index Fund: Class I)
• GVIT Small Cap Growth Fund: Class I
• GVIT Small Cap Value Fund: Class I
• GVIT Small Company Fund: Class I
• Van Kampen GVIT Comstock Value Fund: Class I*
• Van Kampen GVIT Multi Sector Bond Fund: Class I*
Janus Aspen Series
• Forty Portfolio: Service Shares
• International Growth Portfolio: Service II Shares †
MFS® Variable Insurance Trust
• MFS Value Series: Initial Class
Neuberger Berman Advisers Management Trust
• AMT Fasciano Portfolio: S Class*
• AMT International Portfolio: S Class†
• AMT Limited Maturity Bond Portfolio: I Class*
• AMT Regency Portfolio: S Class
• AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
• Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
• Oppenheimer Global Securities Fund/VA: Class 3†
• Oppenheimer High Income Fund/VA: Non-Service Shares*
• Oppenheimer Main Street Fund®/VA: Non-Service Shares
• Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
• T. Rowe Price Blue Chip Growth Portfolio: Class II
• T. Rowe Price Equity Income Portfolio: Class II
• T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
• Core Plus Fixed Income Portfolio: Class I*
• U.S. Real Estate Portfolio: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2006:

Fidelity Variable Insurance Products Fund III
• VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
• Franklin Rising Dividends Securities Fund: Class 1
MFS® Variable Insurance Trust
• MFS Investors Growth Stock Series: Initial Class

The following Sub-Accounts are only available in policies issued before May 1, 2005:

American Century Variable Portfolios, Inc.
• American Century VP International Fund: Class III†
Putnam Variable Trust
• Putnam VT Growth and Income Fund: Class IB
• Putnam VT Voyager Fund: Class IB

The following Sub-Accounts are only available in policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
• AllianceBernstein Growth and Income Portfolio:
Class A
• AllianceBernstein Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios, Inc.
• American Century VP Income & Growth Fund: Class I
Dreyfus
• Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Federated Insurance Series
• Federated American Leaders Fund II: Primary Shares
• Federated Capital Appreciation Fund II: Primary Shares
Gartmore Variable Insurance Trust
• Gartmore GVIT Global Financial Services Fund:
Class I
• Gartmore GVIT Global Utilities Fund: Class I
Janus Aspen Series
• Balanced Portfolio: Service Shares
• International Growth Portfolio: Service Shares
• Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
• AMT Mid-Cap Growth Portfolio: I Class
Putnam Variable Trust
• Putnam VT International Equity Fund: Class IB
Van Kampen
The Universal Institutional Funds, Inc.
• Emerging Markets Debt Portfolio: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2003:

Dreyfus
• Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Fidelity Variable Insurance Products Fund
• VIP High Income Portfolio: Service Class*
Gartmore Variable Insurance Trust
• Gartmore GVIT Growth Fund: Class I
• Gartmore GVIT International Growth Fund: Class I
• Gartmore GVIT Nationwide® Leaders Fund: Class I
• Gartmore GVIT Worldwide Leaders Fund: Class I
• J.P. Morgan GVIT Balanced Fund: Class I
Janus Aspen Series
• Global Technology Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
• AMT Guardian Portfolio: I Class
• AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
• Oppenheimer MidCap Fund/VA: Non-Service Shares (formerly Oppenheimer Aggressive Growth Fund/VA: Initial Class)
Wells Fargo Variable Trust
• Wells Fargo Advantage VT Opportunity Fund:
Investor Class

The following Sub-Accounts are only available in policies issued before May 1, 2002:

Fidelity Variable Insurance Products Fund III
• VIP Growth Opportunities Portfolio: Service Class
Van Kampen
The Universal Institutional Funds, Inc.
• Mid Cap Growth Portfolio: Class I
Van Eck Worldwide Insurance Trust
• Worldwide Emerging Markets Fund: Initial Class
• Worldwide Hard Assets Fund: Initial Class

The following Sub-Accounts are no longer available to receive transfers or new Premium payments effective May 1, 2005:

American Century Variable Portfolios, Inc.
• American Century VP International Fund: Class I
Fidelity Variable Insurance Products Fund
• VIP Overseas Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
• Templeton Foreign Securities Fund: Class 1
Gartmore Variable Insurance Trust
• Federated GVIT High Income Bond Fund: Class I*
• Gartmore GVIT Emerging Markets Fund: Class I
• Gartmore GVIT Global Health Sciences Fund: Class I
• Gartmore GVIT Global Technology and Communications Fund: Class I
• GVIT International Value Fund: Class I (formerly Dreyfus GVIT International Value Fund: Class I)
Oppenheimer Variable Account Funds
• Oppenheimer Global Securities Fund/VA: Non-Service Shares

† These underlying mutual funds assess a short-term trading
fee.
* These underlying mutual funds may invest in lower quality
debt securities commonly referred to as junk bonds.

Allocation of Net Premium and Cash Value

We allocate your Net Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Net Premium payments in whole percentages, and any allocation you make must at least be 1%. The sum of allocations must equal 100%.

When Sub-Account Accumulation Units Are Valued

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed.

We will not price Sub-Account Accumulation Units on these recognized holidays:

• New Year's Day
• Martin Luther King, Jr. Day
• Presidents’ Day
• Good Friday
• Independence Day
• Memorial Day
• Labor Day
• Thanksgiving
• Christmas

In addition, we will not price Sub-Account Accumulation Units if:

• trading on the New York Stock Exchange is restricted;

• an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

• the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day the NYSE and we are both open for business.

How Sub-Account Investment Experience Is Determined

Though the number of Sub-Account Accumulation Units will not change as a result of Investment Experience, changes in the net investment factor, as described below, may cause the value of a Sub-Account Accumulation Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Accumulation Unit value for a Valuation Period is determined by multiplying the Sub-Account Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) where:

(a) is the sum of:

• the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

• a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations.

(b) is the NAV per share of the mutual fund as of the end of the immediately preceding Valuation Period.

Cash Value

The policy has a Cash Value. There is no guaranteed Cash Value. Rather, it will be based on the Accumulation Unit values, and vary with the Investment Experience of the Sub-Account portfolios to which you have allocated Net Premium, as well as the values of, and any daily crediting of interest to, the policy loan and fixed accounts. It will also vary because we deduct the policy's periodic charges from the Cash Value. So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Accumulation Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Accumulation Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy’s Cash Value will be reduced by the surrendered amount. Similarly, when we assess charges or deductions, a number of Sub-Account Accumulation Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy’s Cash Value. We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy’s total Cash Value.

The Cash Value in the policy loan and fixed accounts will be credited interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. For there to be Cash Value in the policy loan account, you must have taken a policy loan. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 9 and "Loan Amount And Interest," beginning on page 29.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

Transfers Among and Between Policy Investment Options

Sub-Account Portfolio Transfers

We will determine the amount you have available for transfers among the Sub-Account portfolios in Accumulation Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). An Accumulation Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Accumulation Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 5, and "How Sub-Account Investment Experience is Determined," beginning on page 12.

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:

• the dilution of the value of the investors' interests in the mutual fund;

                        • mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

• increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees. Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the mutual fund. Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event. A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
1. they have been identified as engaging in harmful trading practices; and
2. if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each policy starts with zero (0) transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts. Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners. These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account within 60 days of the date of allocation to the Sub-Account. The separate account will collect the short-term trading fees at the time of the transfer by reducing the amount transferred. We will remit all such fees to the underlying mutual fund.

Fixed Account Transfers

Prior to the policy’s Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date. Also, you may not make more than one transfer every 12 months.

On transfers to the fixed account, you may transfer 100% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. However, we reserve the right to refuse any transfer to the fixed account if the fixed account’s Cash Value comprises more than 25% of the policy’s Cash Value.

On transfers from the fixed account, we reserve the right to limit the amount of the policy’s Cash Value that you may transfer from the fixed account in a given policy year. The amount that may be transferred will be determined as of the end of each interest rate guarantee period. An interest rate guarantee period is the time that a stated interest rate is guaranteed to remain in effect. The period begins at the time of the transfer and ends on the last day of the calendar quarter. Each successive period is three months. Any transfers you make from the fixed account must be within 30 days of the end of a period.

Modes To Make A Transfer

To make a transfer, send your written request to us at our Home Office via first class U.S. mail. Upon receipt, we will process a transfer request at the end of the current Valuation Period. We may also permit you to use other modes of communication, subject to limitations.

Our contact information is on the cover page of this prospectus.

We will employ reasonable procedures to confirm that instructions are genuine, including:

• requiring forms of personal identification before acting upon instructions;

• providing you with written confirmation of completed transactions; and/or

• tape recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider’s, your representative’s, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

The Policy

The policy is a legal contract between you and us. Any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy. You may exercise all policy rights and options while either Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for two insureds between the ages of 21-85 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner

The policy belongs to the owner named in the application. The Insureds, jointly, are the owner, unless a different owner is named in the application, or thereafter changed. After the death of the first Insured, the last surviving Insured is the owner, unless otherwise provided. You may also name a contingent policy owner. A contingent owner will become the owner if the owner dies before any Proceeds become payable. Otherwise, ownership will pass to the owner’s estate, if the owner is not the last surviving Insured. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment). You may name different owners or contingent owners (so long as the last surviving Insured is alive) by submitting your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it. There may be adverse tax consequences. For more information, see "Taxes," beginning on page 30.

The Beneficiaries

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the last surviving Insured's death. So long as the last surviving Insured is alive, you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and provide for another distribution than the following.

If a primary beneficiary dies before the last surviving Insured, we will pay the Death Benefit to the remaining primary beneficiaries. We will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the last surviving Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares. To change or add beneficiaries, you must submit your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it. The change will not affect any payment we made, or action we took, before we recorded the change.

To Purchase

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount is $100,000.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application and both of the proposed Insureds are alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Supplemental Coverage

Supplemental insurance coverage is also available. Supplemental insurance coverage is effectively term life insurance on the Insureds. It cannot exceed 90% of the total Specified Amount. There are no surrender charges, and there is no monthly charge per $1,000 of Specified Amount on the portion of Specified Amount that constitutes supplemental insurance coverage.

Coverage Effective Dates

Full insurance coverage, and any supplemental insurance, will begin and be In Force on the Policy Date shown on the Policy Data Page. It will end upon the last surviving Insured's death, once we begin to pay the Proceeds, or when the policy matures. It could end if the policy were to Lapse.

Temporary Insurance Coverage

Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect. You must submit a temporary insurance agreement and make an initial Premium payment. The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit option and any Riders, for purposes of the policy. During this time, we will deposit your initial Premium payment into an interest bearing checking account. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. Before then, temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted). If we issue the policy, what we do with the Net Premium depends on the right to examine law of the state in which you live.

To Cancel (Examination Right)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by state law.

If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "Policy Investment Options," beginning on page 9.

To Change Coverage

After the first year from the Policy Date, you may request to change the Specified Amount; however, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 25.

You may request to increase the Specified Amount, by at least $10,000, which will increase the Net Amount At Risk. Because the cost of insurance charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will also cause the policy's cost of insurance charge to increase. As a result, there will be a corresponding increase in the periodic charges we deduct from the policy's Cash Value. Also, an increase in the Specified Amount may cause an increase to the amount of your subsequent Premium payments and the likelihood that the policy is at risk of lapsing sooner. For more information, see "Lapse," beginning on page 29.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. For more information, see "To Purchase," beginning on page 15. Also, we will deny a request that would disqualify the policy as a contract for life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 25.

To change the Specified Amount, you must submit your written request to us at our Home Office. For increases, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insureds must be within the required issue ages of 21 and 85. If you have supplemental insurance coverage, we will make the change proportionately. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

Conversion Right

You have a conversion right under the policy. At any time within the first 24 months of full coverage, you may elect to transfer all value of the Sub-Account Portfolios to the fixed account, irrespective of our right to refuse a transfer to the fixed account, and we will not assess a transfer charge. You must make this election on our official forms to the Home Office.

To Terminate Or Surrender

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the last surviving Insured dies, the policy matures, or the Grace Period ends. For more information, see "Surrenders," beginning on page 26.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal tax purposes. For more information, see "Surrender Of The Policy," beginning on page 32. The Cash Surrender Value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans," beginning on page 29.

To Assign

You may assign any rights under the policy while either Insured is alive. If you do, your beneficiary’s interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 29.

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date, we will pay you the Proceeds.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The Proceeds will equal the policy's Cash Value minus any Indebtedness. After we pay the Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the last surviving Insured's death, after which we will pay the Proceeds to your beneficiary. During this time, you will still be able to request partial surrenders. Availability varies by state. If you accept this offer, the policy will be endorsed so that:

• no changes to the Specified Amount will be allowed;

• no additional Premium payments will be allowed;

• no additional periodic charges will be deducted;

• 100% of the Cash Value of all Sub-Accounts will be transferred to the policy's fixed account;

•
the Specified Amount will be adjusted to what it was when the younger Insured reached Attained Age 85, but subject to any partial surrenders, which will affect the Specified Amount of a policy with Death Benefit Option One based on the younger Insured's Attained Age at the time the request for a partial surrender is made. While the younger Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount directly. If the younger Insured is over Attained Age 90, a partial surrender will reduce the Proceeds by the proportion that the partial surrender reduced the policy's Cash Value. Notwithstanding, the Proceeds will be the greater of the policy's Specified Amount or Cash Value; and

•	the Maturity Date will not be extended, however, beyond when the policy would fail the definition of life insurance under the Code.

Reminders, Reports And Illustrations

We will send you scheduled Premium payment reminders and transaction confirmations. We will also send you semi-annual and annual reports that show:

• the Specified Amount

• the current Cash Value

• Premiums paid

• the Cash Surrender Value

• all charges since the last report

• outstanding Indebtedness

We will send these reminders and reports to the address you provide on the application, or to another you may specify.

At any time, you may ask for an illustration of future benefits and values under the policy. While we do not at present, we may charge if you ask for more than one illustration per year from the Policy Date.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to your household, we will mail only one copy of each document, unless notified otherwise by you. Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

Errors Or Misstatements

If you make an error or misstatement in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

We will adjust the Death Benefit and Cash Value by the ratio of the last monthly cost of insurance charge deducted to the monthly cost of insurance charge that would have been deducted on the true age and sex of each Insured.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the lifetime of the last surviving Insured for two years from the Policy Date. Similarly, for any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on the change after it has been In Force during the lifetime of the last surviving Insured for two years from the effective date.

If We Modify The Policy

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

Riders are available for you to purchase to design the policy to meet your specific needs. You may only elect them upon application. Availability will vary by state. You will be charged for a Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or you decide you no longer need the benefit, except for the Adjusted Sales Load Life Insurance Rider, and let us know in writing at our Home Office. You cannot change your election of this Rider. For more information on the costs of the Riders, see "In Summary: Fee Tables," beginning on page 5, and "Charges," beginning on page 20.

Adjusted Sales Load Life Insurance Rider

This Rider is only available to purchase when you purchase the policy. The benefit is replacing the Premium Load we would otherwise deduct before allocating your Net Premiums with the Rider’s monthly charge, which depends on whether you want to replace all or a portion of the Premium Load. We will deduct the Rider's charge from the policy's Cash Value over a period of up to fifteen years, but this depends on the number of years over which the Premium payments you plan to make will be covered by this Rider (a whole number up to seven years from the Policy Date). This deduction will last for nine years after the lesser of:

• the number of years (from one to seven) you choose to have the Rider apply to your Premium payments; or

• the number of years during which you actually make Premium payments.

So, say you want to replace all of the Premium Load on each of your Premium payments for five years, but the last Premium payment you make while the Rider is in effect is within the third year from the Policy Date. Instead of for fourteen years, we will deduct the Rider’s charge through the twelfth year. Also, if you terminate your policy during the first ten years from the Policy Date, we will reduce your Cash Surrender Value. The more Premium Load you elect to replace, the higher the Rider’s charge will be. If you purchase this Rider, you should expect that its charge, in the aggregate, would amount to more than if we had deducted the Premium Load from each of your Premium payments covered by it. To better understand how this

Rider might benefit you, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.

Estate Protection Rider

The benefit is an additional Death Benefit we will pay to the beneficiary, to offset any additional estate tax, upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect. The Rider's term is four years from the Policy Date. The Rider's Death Benefit will equal your additional estate tax liability, up to 122.22% of the policy's initial Specified Amount. We will not pay this Rider's Death Benefit, let alone the Death Benefit, however, if either Insured commits suicide, while sane or insane, within two years from the Policy Date. Instead, we will pay back the total charge we had deducted for this Rider. For more information, see "Suicide," beginning on page 26. There is no Cash Surrender Value or loan value attributable to this Rider.

Before the term expires, you may request to terminate this Rider in writing to our Home Office, and the additional Death Benefit will terminate effective on the next monthly anniversary from the Policy Date. This Rider will also terminate on the date the policy terminates.

Policy Split Option Rider

The benefit is the option to exchange the policy for two policies, each on the life of one Insured, if the Insureds' marriage ends or there is a qualifying federal tax law change, while the policy is In Force (and not in a grace period) and this Rider is in effect. Each new policy will consist of half the Specified Amount (the lesser of the initial Specified Amount and the Specified Amount before the exchange), the Cash Value and any Indebtedness. We will base the Premium rates for each new policy on the respective Insured's age and underwriting class as of the effective date of the exchange.

In the event that the Insureds' marriage ended, there must have been in effect, for the preceding year, a final divorce, dissolution or annulment decree from a court of competent jurisdiction. The qualifying changes in federal tax law must have concerned the reduction of either the marital deduction, or federal estate tax rate, to less than that in effect on the Policy Date. In any event, you will have six months, once the final divorce, dissolution or annulment decree has been in effect for a year, or from the enactment of the federal tax law change, within which to make your request in writing to our Home Office.

The option will last so long as both Insureds are alive, and it is before the year in which the older Insured reaches Attained Age 80. Before then, you may terminate this Rider in writing to our Home Office, which will become effective on the next monthly anniversary from the Policy Date. This Rider will terminate if you exercise the option. Otherwise, this Rider will terminate on the date the policy terminates. There is no Cash Surrender Value or loan value to this Rider.

Exercising the option under this Rider may result in adverse tax consequences. For more information, see "Special Note Regarding The Policy Split Option Rider," beginning on page 33, but most definitely, consult your tax adviser before electing this Rider, let alone exercising your rights under it.

Premium

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist. Each Premium payment must be at least $50. Upon request, we will furnish Premium receipts.

Initial Premium

The amount of your initial Premium will depend on the initial Specified Amount of insurance, the Death Benefit option, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of initial Premium. Also, the age, sex, health, and activities of both Insureds will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be. The amount of supplemental coverage will also affect the initial Premium.

Whether we will issue full insurance coverage depends on both Insureds meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while both Insureds are alive. We will not delay delivery of the policy to increase the likelihood that the Insureds are not still alive. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days thereafter.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Subsequent Premiums

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount At Risk; and

•
We will refund any portion of Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section on page 30 of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy’s non-modified endowment contract status is in jeopardy.

We will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page. If you decide to make a subsequent Premium payment, you must send it to our Home Office.

Charges

Please read and consider the following, which we intend to be an amplification (but it may also be duplicative), in conjunction with the fee tables, and the accompanying footnotes, appearing earlier in the prospectus. See "In Summary: Fee Tables," beginning on page 5. Also, see the policy, including the Policy Data Page, and the Riders, for more information.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and premium taxes. If we begin to charge for illustrations, you will be expected to pay the charge in cash at the time of your request. We will not deduct this charge from your policy's Cash Value. However, we will deduct all other charges from the policy’s Cash Value (rather than a Premium payment), except for mortality and expense risk and loan amount interest, in proportion to the balances of your Sub-Account portfolio and the fixed account allocations. We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account. We will transfer the loan interest charge from your investment options to the loan account. We take the monthly periodic charges in advance and we will not pro rate any monthly Rider charge should the Rider terminate before the beginning of the next month.

There are also operating charges associated with the Sub-Account Portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account Portfolios. On a daily basis, the manager of each mutual fund that comprises the policy’s available variable investment options deducts operating charges from that mutual fund’s assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Accumulation Units.) In addition, some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to that Sub-Account. The fee is assessed against the amount transferred and is paid to the mutual fund. For more information on the operating charges and short-term trading fees assessed by the mutual funds held by the Sub-Account portfolios, please see the prospectus for the mutual fund and "Short-Term Trading Fees" in this prospectus.

Sales Load

During years one through fifteen from the Policy Date, the sales load portion of the Premium Load charge is $40 per $1,000 of Premium. Thereafter, it is guaranteed to be no greater than $25, and currently is $20 per $1,000 of Premium. We use the charge to offset our sales expenses.

Premium Taxes

The premium taxes portion of the Premium Load charge is $35 per $1,000 of Premium and reimburses us for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). This is an estimated amount. If the actual tax liability is more or less, we will not adjust this charge, so we may profit from it.

Surrender Charges

A surrender charge will apply if you surrender or lapse the policy, or if you request to decrease the Specified Amount. There are two components of the surrender charge meant to cover our policy underwriting (the underwriting component) and sales expenses (the sales component), including for: processing the application; conducting any medical exams; determining insurability (and the Insureds' underwriting classes); and establishing policy records. The surrender charge will equal the underwriting component plus 22.5% of the sales component. We will deduct the surrender charge based on the following schedule:

During Policy Year	Percentage Of Initial Surrender Charge
1	100%
2	95%
3	85%
4	80%
5	70%
6	60%
7	50%
8	40%
9	30%
10	25%
11	20%
12	15%
13	10%
14	5%
After 14	0

The underwriting component is the product of that portion of the Specified Amount not including any supplemental coverage divided by 1,000, and the administrative target premium. The administrative target premium is actuarially derived, and we use it to figure out how much to charge per Premium payment for underwriting expenses. The administrative target premium varies by the Insureds' ages when the policy was issued.

The sales expense component is the lesser of the following two amounts. The first amount is the Guideline Annual Premium in the first year from the Policy Date. The second amount is the sum of all Premium payments you made during the first two years from the Policy Date.

We will calculate a separate surrender charge based on the Specified Amount and each increase in the Specified Amount, which, when added together, will amount to your surrender charge. A surrender charge will also apply if you request a decrease in the Specified Amount. We will calculate the surrender charge for a decrease in the Specified Amount as if you surrendered the policy, though we will only deduct a portion of it from your policy's Cash Value. The amount of surrender charge we deduct will be a product of the surrender charge and the decrease in Specified Amount divided by the Specified Amount before the decrease.

All things being equal, the surrender charge will be greater for a policy with: an older Insured; a male insured; a higher Specified Amount; more first year Premium; or a higher risk Insured. If you change the Death Benefit option, and it does not result in a different Net Amount At Risk, we will not deduct a surrender charge.

Partial Surrender Fee

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee, of the lesser of $25 or 2% of the dollar amount of the partial surrender, to compensate us for the administrative costs in calculating and generating the surrender amount. However, currently there is no charge for a partial surrender.

Short-Term Trading Fees

Some mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the mutual fund (and policy owners with interests allocated in the mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any short-term trading fee assessed by any mutual fund available in conjunction with the policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees. Please refer to the prospectus for each Sub-Account portfolio for more detailed information. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. We will not provide advance notice of the assessment of any applicable short-term trading fee.

For a list of available sub-accounts that assess short-term trading fees, see "Total Annual Sub-Account Portfolio Operating Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the short-term trading fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the fee from that policy owner’s sub-account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

Transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to short-term trading fees. Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Asset Rebalancing;

•	policy loans or surrenders; or

•	payment of the Death Benefit proceeds upon the Insured's death.

New share classes of currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new Premium payments and exchange reallocations to the mutual funds in question may be limited to the new share class.

Cost Of Insurance

The cost of insurance charge compensates us for underwriting insurance protection. We will determine this charge by multiplying the monthly cost of insurance rate by the Net Amount At Risk.

We base the cost of insurance rates on our expectations as to future mortality and expense experience. The cost of insurance rate will vary by: the Insureds' sexes; ages; underwriting classes; any substandard ratings; for how long the policy has been In Force and the Specified Amount. There will be a separate cost of insurance rate for the initial Specified Amount and any increases. The cost of insurance rates will never be greater than those guaranteed in the policy.

We will uniformly apply a change in any cost of insurance rate for Insureds, of the same ages, sexes, underwriting classes, and any substandard ratings, on whom policies with the same Specified Amount have been In Force for the same length of time. The change could increase your cost of insurance charges, which, accordingly, would decrease your policy's Cash Value, and the converse is true, too. In contrast, you could cause your cost of insurance charge to decrease with a request to reduce the Specified Amount that also reduces the Net Amount At Risk.

Mortality And Expense Risk

We deduct this charge monthly according to the following schedule. During the first through fifteenth years from the Policy Date, the charge is $0.66 per $1,000 of Cash Value in the variable investment options, and thereafter, $0.25 per $1,000 of Cash Value in the variable investment options. This charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it. The mortality risk is that the Insureds do not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected.

Per $1,000 Of Specified Amount

During the first three years from the Policy Date, we deduct a per $1,000 of Specified Amount charge from the policy's Cash Value, which reimburses us for sales, underwriting, distribution and issuance costs. The charge is the product of the Specified Amount (not including that portion constituting supplemental insurance coverage) and a rate. The charge will vary by the issue age of the younger Insured and the Specified Amount.

Administrative

Though the maximum guaranteed administrative charge is higher, currently, the monthly charge we deduct is $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record-keeping.

Policy Loan Interest

We will charge interest on the amount of an outstanding policy loan, at the rate of 4.5% per annum, which will have accrued daily and become due and payable at the end of the year from the Policy Date. If left unpaid, we will add it to the loan amount. As collateral or security for repayment, we will transfer an equal amount of Cash Value to the loan account, on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is 3.0% per annum, and the current interest crediting rate is 3.0% per annum. The effect is a net cost of no more than 1.50%.

Adjusted Sales Load Life Insurance Rider

The charge for this Rider replaces the Premium Load to cover our sales expenses and premium taxes. You will pay a Premium Load on any amount that you do not elect to be covered by the Rider. Especially since this premium tax portion is an estimated amount not subject to adjustment for the actual tax liability, we may profit from it. The charge is the product of: your aggregate Premiums since the Policy Date; the portion of Premium Load you choose to replace (expressed as a whole percentage of Premium paid); and the factor of 0.0001354, which is actuarially derived.

The Rider’s charge may vary. Each Premium payment you make will cause the Rider’s charge to increase. The length of time of the charge will also vary (up to fifteen years). The length of time will be nine years and the lesser of:

•	the number of years you choose (from one to seven) to have the Rider apply to your Premium payments; and

•	the number of years during which you actually made Premium payments.

For example, if you had chosen to have this Rider apply to your Premium payments for five years, but you only made Premium payments for three years while the Rider was in effect. We would adjust the number of years over which we would deduct this charge from fourteen to twelve years.

If the policy terminates within the first ten years from the Policy Date, we will recover a portion of the Premium Load replaced by the Rider, based on the following schedule:

Years Policy Has Been In Force	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11+	0

This deduction is equal to the product of the amount of Premium Load replaced by the Rider and the percentage from the table above that corresponds to the number of years the policy has been In Force. For example, say you terminate your policy after five years, on which you had chosen to replace the entire Premium Load for seven years. Assume that you paid $10,000 of Premium during this time. The Premium Load the Rider has replaced is $400, and 60% of this amount is $240, which we will deduct from your Cash Surrender Value. This deduction allows us to cover a portion of our sales expenses and premium taxes for which the Rider's charge would have compensated us had the policy remained In Force.

Estate Protection Rider

This charge compensates us for additional Death Benefit coverage while it is available. The charge is the product of the additional Death Benefit amount and your monthly cost of insurance rate. We use the same monthly cost of insurance rate that we use to calculate the cost of insurance charge. However, because we multiply the monthly cost of insurance rate by the Rider's Death Benefit, this charge should be less.

Policy Split Option Rider

This charge compensates us for the option to exchange the policy for two policies, each on the life of one Insured. The charge is the product of the Specified Amount and the monthly policy split option cost rate. This rate is based on the average ages of the two Insureds on the Policy Date, and is stated on the Policy Data Page.

A Note On Charges

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this "Charges" section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In Summary: Fee Tables," beginning on page 5 sets out the costs you incur when you purchase this policy. The following two sections describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses

Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances. We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year target premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms. We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year target premiums and 3% of renewal premium after the first year). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depends on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide. Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding section. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the Variable Account’s purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The underlying mutual funds understand and acknowledge the value of these services we provide. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services that we provide (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between the underlying mutual fund's adviser (or its affiliates) and us (or our affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund. In setting the charges for this policy, we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the Variable Account that make these payments for the services we provide.

The Death Benefit

Calculation Of The Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that both the Insureds have died, as well as other customary information. We require notice of the first death within one year from the date of death, even though the Proceeds are not calculated or paid until the second death. We will not dispute the payment of the Death Benefit after the policy has been In Force for two years from the Policy Date. The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if an Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test you have elected, as discussed in greater detail below. Also, the Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and take into account any insurance provided by Riders, as well as outstanding Indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are three Death Benefit options under the policy. You may choose one.

If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

•	Option One

The Death Benefit will be the greater of the Specified Amount, or the minimum required Death Benefit.

•	Option Two

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death, or the minimum required Death Benefit.

•	Option Three

The Death Benefit will be the greater of the Specified Amount plus the accumulated Premium account (which consists of all Premium payments minus all partial surrenders to the date of death), or the minimum required Death Benefit. The amount of the accumulated Premium account will be based on the Option Three Interest Rate stated on the Policy Data Page, which will be no less than zero or more than the Option Three Maximum Increase also stated on the Policy Data Page.

Not all Death Benefit options are available in all states.

The Minimum Required Death Benefit

Each Death Benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy has a significant element of life insurance and not be primarily an investment vehicle. At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insureds' ages, sexes and underwriting classifications. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the account value at all times.

The guideline premium/cash value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code and vary only by the younger Insured's Attained Age.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Conversely, if in the unlikely event that the policy did not qualify as life insurance because your Death Benefit failed to amount to the minimum required Death Benefit, the Proceeds payable under the policy would be includable in the gross income of the beneficiary for federal income tax purposes. Because of this adverse consequence, we may refuse additional Premium payments or return the gross Premium payments to you so that the policy continues to meet the Code's definition of life insurance. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 32.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

Changes In The Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, from Option Two to Option One, from Option Three to Option One, or from Option Three to Option Two. You may not change from Option One or Option Two to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the Net Amount At Risk remains constant before and after the Death Benefit option change. We will make these changes proportionately with respect to any supplemental insurance coverage. Because your Net Amount At Risk will remain the same, reducing the Death Benefit option by itself does not alter the policy’s cost of insurance. The policy’s charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as fluctuations in policy's Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it would result in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

Suicide

If either Insured commits suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if either Insured commits suicide, while sane or insane, within two years from the effective date of an increase in the Specified Amount for which we require additional evidence of insurability, we will pay no more than the initial Specified Amount, plus the cost of insurance charges of the increase.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while an Insured is alive. We calculate the Cash Surrender Value based on the policy's Cash Value. For more information, see "Cash Value," beginning on page 12 . To derive the Cash Surrender Value, we will deduct from the Cash Value, Indebtedness and the surrender charge. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to six months.

Partial Surrender

You may request a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date. In policy years 2 through 10, the maximum aggregate annual amount of any partial surrender is limited to no more than 10% of the Cash Surrender Value as of the beginning of that year. Thereafter, the maximum aggregate annual amount of any partial surrender cannot exceed the Cash Surrender Value, less the greater of $500 or the total monthly fees and expenses you must pay to keep the policy In Force for three months.

The minimum amount of any partial surrender is $200. A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. You may incur a partial surrender fee. For more information, see "In Summary: Fee Tables," beginning on page 5. We reserve the right to limit partial surrenders to one a year.

Reduction Of Specified Amount On A Partial Surrender

We will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts. We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Account is insufficient to cover the amount of the partial surrender.

When you take a partial surrender, we will reduce the Specified Amount to ensure that the Net Amount At Risk does not increase. Because your Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy’s cost of insurance. The policy’s charges going forward will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

Any reduction we make to the Specified Amount will be made in the following order:

•	against the most recent increase in the Specified Amount;

•	against the next most recent increases in the Specified Amount in succession; and

•	against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee of up to $25, we currently deduct none. Partial surrenders may be subject to income tax penalties. This could also cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Reduction Of Specified Amount On A Partial Surrender," beginning on page 26.

The Payout Options

You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the last surviving Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. We will normally pay the Proceeds in a lump sum within seven days after we receive your written request at our Home Office. We will postpone any payment of Proceeds, however, on the days we are unable to price Sub-Account Accumulation Units. For more information, see "When Sub-Account Accumulation Units Are Valued," beginning on page 12. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing at our Home Office. Changing the beneficiary of the policy will revoke the payout options in effect at that time.

Please note that for the remainder of The Payout Options section, "you" means the person we are obligated to pay.

Interest Income

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of every twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

Income For A Fixed Period

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment will consist of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

Life Income With Payments Guaranteed

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life, if you have outlived the guaranteed period. The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.

Fixed Income For Varying Periods

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

Joint And Survivor Life

We pay you the Proceeds in equal payments at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval. As the payments are based on the lifetimes of the payees, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon the death of the last surviving payee. We will make no payments to the last surviving payee's estate.

Alternate Life Income

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of every twelve-, six-, three- or one-month interval. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon your death. We will make no payments to your estate.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high. There is no charge for dollar cost averaging, but it does count as a transfer event. For more information, see "Modes To Make A Transfer," beginning on page 14.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. You may also have Premium transferred from the: Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares; Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (available only for policies issued prior to May 1, 2003); GVIT Gartmore GVIT Government Bond Fund: Class I; GVIT Federated GVIT High Income Bond Fund: Class III and GVIT Gartmore GVIT Money Market Fund: Class I.

We will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

Periodically, we may offer enhanced dollar cost averaging programs on initial Premiums, participation in which will earn you interest on the Cash Value of the fixed account that is covered under the enhanced dollar cost averaging program. The interest we credit daily may be different than the net effective annual interest rate we credit on the Cash Value of the fixed account that is outside of the enhanced dollar cost averaging program. These programs will last for one year, and your Premium will be systematically and automatically transferred based on the following schedule:

Beginning Of Month	Fraction Of Remaining Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount

A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

Asset Rebalancing

In order to set up asset rebalancing, you must complete the Asset Rebalancing Program Form and submit it to our Home Office. You will use the same form to change your investment allocation choices, or terminate asset rebalancing. The Cash Value of your chosen Sub-Account portfolios (up to 20), will be rebalanced in proportion to your investment allocation choices. There is no charge for asset rebalancing, but it does count as a transfer event. For more information, see "Modes To Make A Transfer," beginning on page 14. You can schedule asset rebalancing to occur every three, six, or twelve months on days when we price Sub-Account Accumulation Units. For more information, see "When Sub-Account Accumulation Units Are Valued," beginning on page 12.

Unless you elect otherwise, asset rebalancing will not affect the allocation of Net premiums you pay after beginning the program. Manual transfers will not automatically terminate the program. Termination of the Asset Rebalancing program will only occurs as a result of your special instruction to do so. We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

Policy Loans

While the policy is In Force and after the first year from the Policy Date, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount And Interest

The minimum policy loan you may take is $200. You may take no more than the maximum loan value. The maximum loan value is based on your Cash Surrender Value less 10% of your Cash Value allocated to the Sub-Accounts. For more information, see "Full Surrender," beginning on page 26. We charge interest, at the maximum guaranteed rate of 4.5% per annum, on the amount of an outstanding loan, which will accrue daily and be payable at the end of each policy year. If left unpaid, we will add the interest to the loan amount.

Collateral And Interest

As collateral or security, we will transfer a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations, unless you instruct otherwise. On this amount, we will credit interest daily based on the current rate in effect, which will not be less than the guaranteed interest crediting rate shown on the Policy Data Page. We may credit interest in excess of the minimum guaranteed interest crediting rate.

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during either Insured’s lifetime. The minimum repayment is $50. Interest on the loan amount will be due and payable at the end of each year from the Policy Date. If left unpaid, we will add it to the loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations. While your policy loan is outstanding, we will continue to treat any payments that you make as a Premium payment, unless you instruct otherwise. Similarly, we will apply a loan repayment in the same proportion as your current Sub-Account allocations, unless you instruct otherwise.

Net Effect Of Policy Loans

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest. In effect, we will net the loan amount interest rate against the interest crediting rate, so that your actual cost of a policy loan will be less than the loan amount interest rate. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 5. Nevertheless, keep in mind that the Cash Value we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Account portfolios, nor credited with the interest rates accruing on the fixed account. Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase by the repayment amount.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly deduction of the periodic charges. However, it will not Lapse under the guaranteed policy continuation provision so long as you have at least paid the Policy Continuation Premium Amount, irrespective of poor investment results from your Net Premium allocation choices, or that the Cash Surrender Value is less than the amount of the policy's periodic charges deduction (or both). In any event, there is a Grace Period before your policy will Lapse. Also, you may always reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision

The policy will not Lapse if you have at least paid the Policy Continuation Premium Amount during the guaranteed policy continuation period, as stated on the Policy Data Page. The Policy Continuation Premium Amount will vary by: the Insureds' ages; sexes; underwriting classes; any substandard ratings; the Specified Amount; and the Riders purchased. The Policy Continuation Premium Amount will not account, however, for any subsequent increases in the Specified Amount, policy loans or partial surrenders. For no charge, you may request that we determine whether your Premium payments are sufficient to keep the guaranteed policy continuation provision in effect at any time, and you should do so especially after you have: requested an increase in the Specified Amount; taken a policy loan; or requested a partial surrender.

There are two levels of guarantees, an initial and limited guarantee, and, so, there are two minimum monthly Premium amounts stated on the Policy Data Page from which to choose. The initial policy continuation guarantee lasts five years from the Policy Date, if you at least pay the initial Policy Continuation Premium Amount. The limited policy continuation guarantee lasts until the younger Insured reaches Attained Age 75, if you at least pay the limited Policy Continuation Premium Amount. We will determine these amounts based upon the: Insureds' ages; sexes; risk classifications; the Specified Amount; and any Riders elected.

If your Premium payments become insufficient for purposes of the limited policy continuation guarantee, we will notify you of the start of a Grace Period. Thereafter, if you do not pay the necessary amount, the limited policy continuation guarantee will terminate, and there is no opportunity to reinstate it. Also, the limited policy continuation guarantee is unavailable if the younger Insured is Attained Age 70 when full insurance coverage begins. There is no charge for the guaranteed policy continuation provision. When the guaranteed policy continuation period ends, if the Cash Surrender Value remains insufficient to cover the monthly deductions of periodic charges, the policy is at risk of Lapsing, and a Grace Period will begin. The guaranteed policy continuation provision is subject to state insurance restrictions and may be different in your state and for your policy.

Grace Period

We will send you a notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions or, if it is less, the Premium that will bring the guaranteed policy continuation provision back into effect. If you do not pay this Premium within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

•	providing evidence of insurability of both Insureds that is satisfactory to us;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

•
paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

(a) is Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and

(b) is Premium sufficient to bring the guaranteed policy continuation provision into effect; and

•	paying any Indebtedness against the policy which existed at the end of the Grace Period.

At the same time, you may also reinstate any Riders, but subject to evidence of insurability.

The effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set equal to the lesser of:

•	the Cash Value at the end of the Grace Period; or

•	the surrender charge for the policy year in which the policy was reinstated.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

Taxes

The tax treatment of life insurance policies under the Code is a multifaceted subject. The tax treatment of your policy will depend on your particular circumstances. We urge you to seek competent tax advice regarding the tax treatment of the policy given your situation. The following discussion provides an overview of the Code’s provisions relating to certain common transactions involving a life insurance policy. It is not and cannot be comprehensive. It cannot replace consulting with a competent tax professional.

Types Of Taxes Of Which To Be Aware

Federal Income Tax. Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount (in 2006, up to $12,000 per recipient) from the value of the gift. In addition, each donor is allowed a credit against the first $1 million in lifetime gifts (calculated after taking into account the $12,000 exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor’s spouse. Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2006, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $2 million amount increases to $3.5 million in 2009. The federal estate tax (but not the gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate for 2006, 46%, which will decrease again in 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

Buying The Policy

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as where the premium is paid by someone other than the policy owner). Gifts are not generally included in the recipient’s taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain In The Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. For more information, see "The Minimum Required Death Benefit," beginning on page 25. In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the contract would be treated as taxable ordinary income for federal income tax purposes.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed twenty, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy’s compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

Periodic Withdrawals, Non-Periodic Withdrawals And Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 25.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that, at the time of the transaction, the Cash Value of the policy exceeds the Premiums previously paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner’s "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrender Of The Policy

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy Indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory backup withholding. Mandatory backup withholding means we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;

•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or

•	interest that is deemed to have been forgiven on a loan that was deemed to have been made by the employer.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging The Policy For Another Life Insurance Policy

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract. Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy. Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.

If the contract is subject to a policy Indebtedness which is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable. Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Terminal Illness

Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds. These distributions from the policy are subject to the death benefit rules of Section 101 of the Code.

Special Note Regarding The Policy Split Option Rider

A Policy Split Option Rider is available for this Policy. This Rider permits you, under certain circumstances, to make a "policy split," resulting in two policies. Each of the policies will have as the Insured one of the Insureds.

Existing tax law is unclear as to whether a policy split will be treated as a nontaxable exchange. If it is not treated as a nontaxable exchange, the result may be that you recognize taxable gain equal to the Policy’s investment gain at the time of the policy split. Also, existing tax law is unclear as to whether the two policies resulting from a policy split will be treated as life insurance for federal tax purposes. If the resulting policies are life insurance for federal tax purposes, they may be treated as modified endowment contracts. You should consult with a tax adviser about the possible tax consequences associated with a policy split.

Taxation Of Death Benefits

Federal Income Tax. The amount of the Death Benefit payable under a policy generally is excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred to a new owner for valuable consideration, then a portion of the Death Benefit may be includable in the beneficiary’s gross income when it is paid.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the payment of the Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT liability.

If the owner of the contract is not the Insured or the beneficiary, payment of the death benefit to the beneficiary will be treated as a gift by the owner to the beneficiary.

Taxes And The Value Of Your Policy

As discussed in "Charges," the Accumulation Units you hold in the separate account are adjusted to reflect a Premium Tax charge for certain taxes assessed by federal and state taxing authorities. This charge relates to taxes associated with the payment of Premium or certain other policy acquisition costs. This charge decreases your Accumulation Unit values.

For federal income tax purposes, the separate account is not a separate entity from Nationwide Life Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Sub-Account Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Accumulation Units you hold in the separate account. Based upon these expectations, no charge is currently being made against your Accumulation Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units in the separate account.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law. We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account-4

Organization, Registration And Operation

Nationwide VLI Separate Account-4 is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC’s supervision of this account’s management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at NAV. Any dividends and distributions from a Sub-Account portfolio are reinvested at NAV in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies. If the separate account’s assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account. The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

Addition, Deletion, Or Substitution Of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	substitute or close Sub-Accounts to allocations, at any time;

•	transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

                        •     deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

Voting Rights

Unless there is a change in existing law, we will vote our shares only as you instruct on all matters submitted to shareholders of the portfolios.

Before a vote of a portfolio’s shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the NAV of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are: Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

Nationwide Investment Services Corporation (NISC) is not engaged in any litigation of a material nature.

Financial Statements

The Statement of Additional Information (SAI) contains consolidated financial statements of Nationwide Life Insurance Company and subsidiaries and financial statements of Nationwide VLI Separate Account - 4. You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the consolidated financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the consolidated financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the consolidated financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

Appendix A: Sub Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. You have voting rights with respect to the Sub-Accounts. For more information, see “Voting Rights,” beginning on page 36.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania.
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2002.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2006.
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, with preservation of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Leaders Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VI
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Fund Asset Management, L.P.
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT International Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust -GVIT International Value Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Janus Aspen Series - Balanced Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This Sub-Account is only available in policies issued before May 1, 2006.
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation and reasonable income.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see “Short-Term Trading Fees” earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in “growth type” companies.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth, and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004.
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2002.
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class
This Sub-Account is only available in policies issued before May 1, 2003.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions

Accumulation Unit - The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age - The Insured’s age upon the issue of full base insurance coverage plus the number of full years since the Policy Date.
Cash Surrender Value - The policy’s Cash Value subject to Indebtedness and the surrender charge.

Cash Value - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience and the policy loan and fixed accounts, to which interest will be credited daily. We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code - The Internal Revenue Code of 1986, as amended.
Death Benefit - The amount we will pay to the beneficiary upon the last surviving Insured’s death, before payment of any unpaid outstanding loan balances or charges.
FDIC - Federal Deposit Insurance Corporation.
Grace Period - A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.

Guideline Annual Premium - The level annual premium amount that would be payable through maturity, assuming an investment return of 5% per annum, net of the policy's periodic charges, as described in Rule 6e-3(T)(c)(8)(i), promulgated under the Investment Company Act of 1940, though the SEC has neither approved nor disapproved the accuracy of any calculation using the Guideline Annual Premium.

Home Office - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force - The insurance coverage is in effect.
Indebtedness - The total amount of all outstanding policy loans, including principal and interest due.
Insured - The persons whose lives we insure under the policy.
Investment Experience - The performance of a mutual fund in which a Sub-Account portfolio invests.
Lapse - The policy terminates without value.
Maturity Date - The policy anniversary on or next following the younger Insured's 100th birthday.
NCUSIF - Nationwide Credit Union Share Insurance Fund.
Net Amount At Risk - The policy’s Death Benefit, not including any supplemental insurance coverage, minus the policy’s Cash Value.

Net Asset Value (NAV) - The price of each share of a mutual fund in which a Sub-Account portfolio invests. It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Accumulation Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Accumulation Unit values do reflect these deductions.

Net Premium - Premium after transaction charges, but before any allocation to an investment option.

Policy Continuation Premium Amount - The amount of Premium, on a monthly basis from the Policy Date, stated on the Policy Data Page, that you must pay, in the aggregate, to keep the policy In Force under the Guaranteed policy continuation provision; however, this amount does not account for any increases in the Specified Amount, policy loans or partial surrenders, so you should anticipate paying more if you intend to request an increase in Specified Amount; take a policy loan; or request a partial surrender.

Policy Data Page(s) - The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insureds.
Policy Date - The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.

Policy Proceeds or Proceeds - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium - The amount of money you pay to begin and continue the policy.
Premium Load - The aggregate of the sales load and premium tax charges.
Rider - An optional benefit you may purchase under the policy.
SEC - The Securities and Exchange Commission.
Specified Amount - The dollar or face amount of insurance coverage the owner selects, including any supplemental coverage.
Sub-Accounts - The mechanism we use to account for your allocations of Net Premium and Cash Value among the policy’s variable investment options.
Us, we, our or the company - Nationwide Life Insurance Company.

Valuation Period - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.

You, your or the policy owner or Owner - The person named as the owner in the application, or the person assigned ownership rights.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-8301.
Securities Act of 1933 Registration File No. 333-83010.

Nationwide VLI Separate Account-4
(Registrant)

Nationwide Life Insurance Company
(Depositor)

5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Last Survivor Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the last survivor flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2006 and the prospectuses for the available Sub-Account Portfolios. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2006.

Table of Contents

Nationwide Life Insurance Company	2
Nationwide VLI Separate Account-4	2
Nationwide Investment Services Corporation	2
Services	2
Underwriting Procedure	3
Illustrations	3
Advertising	3
Money Market Yields	3
Historical Performance of the Sub-Accounts	3
Tax Definition of Life Insurance	3
Financial Statements	7

1

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Nationwide VLI Separate Account-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on December 3, 1987 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation

The policies are distributed by Nationwide Investment Services Corporation (NISC), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. (NASD). Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 75% of the target premium plus 5% of any Premium payments in excess of the target premium. The target premium is used to determine the amount of commissions paid to the producer for a given policy. We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 4% of actual Premium payment, and that will not exceed 2% in policy years 11 and thereafter.

We have paid no underwriting commissions to NISC for each of this separate account's last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. We also act as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only those funds that agree to pay us a fee will be offered in the policy. Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states

2

that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon each Insured's sex, issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners’ Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). The mortality table is sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. We may deduct a "flat extra," which is an additional constant charge per $1,000 of Specified Amount for certain activities or medical conditions of the Insureds. We apply that same flat extra to all Insureds who engage in the same activity or have the same medical condition, irrespective of sex, issue age, underwriting class, or any substandard ratings.

The rate class of an insured may affect the cost of insurance rate. We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. Decreases may be reflected in the cost of insurance rate, as discussed earlier. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the Insureds' ages and premium classes, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested. We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

3

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Younger Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%

4

Attained Age of Younger Insured	Percentage of Cash Value
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

Cash Value Accumulation Test
The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55 and a female non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value
1	302%
2	290%
3	279%
4	269%
5	259%
6	249%
7	240%
8	231%
9	223%
10	215%
11	207%
12	200%
13	193%
14	186%
15	180%
16	174%
17	169%
18	164%
19	159%
20	154%
21	150%
22	146%
23	142%
24	139%
25	136%
26	133%
27	130%
28	127%
29	125%
30	123%
31	121%
32	119%
33	118%

5

Policy Year	Percentage of Cash Value
34	116%
35	115%
36	113%
37	112%
38	111%
39	110%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 8, 2006

7

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series I Shares (AIMBValue) 554,957 shares (cost $6,483,863)	$6,864,813

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 50,099 shares (cost $1,104,781)	1,236,441

AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 577,975 shares (cost $8,451,763)	9,299,612

AIM VIF – International Growth Fund – Series I Shares (AIMIntGr) 672,439 shares (cost $14,010,012)	15,580,413

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA) 696,586 shares (cost $16,099,094)	17,331,068

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A (AlVPSmCapVA) 204,259 shares (cost $3,174,032)	3,484,666

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 3,669,935 shares (cost $22,301,269)	27,561,213

American Century VP – International Fund – Class I (ACVPInt) 5,422,014 shares (cost $34,547,572)	44,623,178

American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal) 55,328 shares (cost $655,345)	647,333

American Century VP – Ultra® Fund – Class I (ACVPUltra) 661,466 shares (cost $6,344,920)	6,866,012

American Century VP – Value Fund – Class I (ACVPVal) 9,088,391 shares (cost $66,463,900)	74,524,804

American Century VP – VistaSM Fund – Class I (ACVPVista) 6,544 shares (cost $91,368)	94,816

American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro) 579,515 shares (cost $6,070,683)	5,945,821

American Century VP III – International Fund – Class III (ACVPInt3) 519,349 shares (cost $3,819,038)	4,274,241

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset) 472,318 shares (cost $12,750,607)	13,206,006

Calvert VS – Social Equity Portfolio (CVSSoEq) 2,058 shares (cost $34,984)	36,422

Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen) 62,577 shares (cost $584,780)	810,369

Credit Suisse Trust – International Focus Portfolio (CSIntFoc) 158,096 shares (cost $1,282,032)	1,849,722

Credit Suisse Trust – Large Cap Value Portfolio (CSLCapV) 125,858 shares (cost $1,577,487)	1,809,835

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryMidCapStS) 39,582 shares (cost $698,892)	757,987

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 1,182,586 shares (cost $18,439,176)	19,713,716

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 12,036,536 shares (cost $327,499,980)	$383,002,590

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) 585,691 shares (cost $14,023,084)	15,274,830

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 850,048 shares (cost $27,506,458)	31,545,267

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 20,192 shares (cost $797,237)	887,654

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal) 1,725,660 shares (cost $26,409,493)	30,181,802

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead) 14,729 shares (cost $285,849)	314,898

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp) 58,752 shares (cost $332,215)	345,464

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 8,381,193 shares (cost $96,261,923)	94,707,486

Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS) 3,781,522 shares (cost $79,634,447)	96,012,851

Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS) 2,969,387 shares (cost $86,543,422)	99,652,613

Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS) 3,851,069 shares (cost $25,554,922)	23,645,563

Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS) 2,310,583 shares (cost $36,998,049)	47,413,154

Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR) 353,149 shares (cost $6,280,456)	7,239,564

Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS) 5,365,034 shares (cost $120,730,702)	165,940,508

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS) 585,886 shares (cost $7,472,074)	7,429,039

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS) 906,217 shares (cost $12,726,998)	15,704,746

Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS) 612,949 shares (cost $17,939,926)	21,422,582

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 516,081 shares (cost $6,807,139)	7,209,651

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2) 174,219 shares (cost $3,236,677)	3,290,997

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010) 15,290 shares (cost $160,066)	164,676

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020) 52,929 shares (cost $567,189)	585,923

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030) 23,552 shares (cost $256,802)	265,430

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv) 658,779 shares (cost $11,223,093)	11,930,491

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal) 422,994 shares (cost $6,495,945)	7,199,357

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I (FrVIPForSec) 251,562 shares (cost $3,432,952)	3,984,750
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP II – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCpValS) 142,396 shares (cost $2,315,944)	$2,390,833

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 852,091 shares (cost $12,017,259)	13,309,666

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3) 37,154 shares (cost $522,604)	526,839

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3) 187,116 shares (cost $1,853,875)	2,039,561

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 172,210 shares (cost $2,520,768)	2,686,474

Gartmore GVIT – Dreyfus International Value Fund – Class I (GVITDryIntVal) 199,021 shares (cost $3,054,269)	3,305,745

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 4,427,382 shares (cost $63,388,702)	76,859,355

Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts) 1,320,181 shares (cost $14,581,594)	17,267,968

Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc) 2,985,754 shares (cost $24,096,849)	23,199,310

Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1) 262,806 shares (cost $3,310,802)	3,327,122

Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth) 410,693 shares (cost $4,336,222)	4,246,569

Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech) 1,339,779 shares (cost $4,817,036)	5,158,149

Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1) 224,793 shares (cost $2,534,379)	2,279,406

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 11,582,678 shares (cost $139,278,031)	133,664,102

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 1,453,104 shares (cost $13,454,587)	16,638,043

Gartmore GVIT – International Growth Fund: Class I (GVITIntGro) 386,945 shares (cost $3,030,738)	3,563,768

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal) 1,936,018 shares (cost $17,265,314)	19,418,262

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 600,776 shares (cost $14,398,462)	16,311,081

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 119,439,031 shares (cost $119,439,031)	119,439,031

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 39,741,555 shares (cost $406,236,165)	470,937,423

Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead) 67,038 shares (cost $918,582)	864,122

Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr) 1,635,572 shares (cost $22,350,427)	26,005,599

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 7,479,906 shares (cost $76,700,528)	86,243,311

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 4,737,899 shares (cost $96,535,221)	107,929,332

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 628,387 shares (cost $6,955,045)	6,780,299
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec) 2,001,185 shares (cost $19,767,450)	$19,551,582

Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal) 968,785 shares (cost $10,157,930)	11,170,089

Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead) 386,185 shares (cost $4,147,296)	4,919,996

Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3) 278,237 shares (cost $4,277,919)	4,607,601

Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3) 471,601 shares (cost $5,911,433)	6,168,545

Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3) 583,238 shares (cost $4,619,906)	4,525,929

Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3) 133,005 shares (cost $1,473,756)	1,377,928

Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3) 282,961 shares (cost $1,070,055)	1,097,887

Gartmore GVIT V – Money Market Fund: Class V (GVITMyMkt5) 196,203,992 shares (cost $196,203,992)	196,203,992

Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg) 1,542,139 shares (cost $16,900,320)	18,459,399

Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon) 938,320 shares (cost $9,766,827)	9,636,547

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 4,088,644 shares (cost $43,480,541)	46,610,537

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg) 4,423,325 shares (cost $47,980,282)	52,372,171

Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon) 1,898,303 shares (cost $20,107,233)	20,710,491

Goldman Sachs VIT – Mid Cap Value Fund (GSVITMidCap) 3,524,874 shares (cost $54,480,036)	54,741,289

Janus AS – Balanced Portfolio – Service Shares (JanBal) 312,202 shares (cost $7,674,943)	8,310,828

Janus AS – Forty Portfolio – Service Shares (JanCapAp) 1,562,909 shares (cost $32,138,830)	42,901,864

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 3,566,733 shares (cost $10,851,906)	14,124,262

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 1,232,709 shares (cost $27,705,779)	43,354,381

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares (JanRMgLgCap) 40,930 shares (cost $554,347)	509,992

JPMorgan IT – Mid Cap Growth Portfolio (OGMidCapGr) 173,375 shares (cost $3,096,261)	3,403,342

JPMorgan IT – Mid Cap Value Portfolio (OGMidCapV) 55,209 shares (cost $833,267)	877,826

Lord Abbett Series Mid Cap Value Fund – VC (LASMdCpVaVC) 11,119 shares (cost $238,736)	234,502

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI) 389,444 shares (cost $3,537,593)	3,855,499

MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn) 143,398 shares (cost $1,662,602)	1,795,342
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Merrill Lynch – FAM VSF II – Mercury International Index Portfolio – Class II (FAMIntIndx) 975 shares (cost $10,655)	$11,040

Mercury II – Large Cap Core VIF – Class II (MLVIFLCCore2) 63,848 shares (cost $2,020,555)	2,023,344

Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt) 54,269 shares (cost $600,868)	633,861

Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg) 16,264 shares (cost $261,897)	269,327

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard) 834,792 shares (cost $10,762,425)	14,608,854

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat) 611,829 shares (cost $7,892,176)	7,733,516

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 1,880,484 shares (cost $26,722,172)	38,136,206

Neuberger Berman AMT – Partners Portfolio®– I Class Shares (NBAMTPart) 1,095,819 shares (cost $18,983,408)	23,461,484

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares (NBAMTSocRes) 104,768 shares (cost $1,432,519)	1,562,084

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc) 118,798 shares (cost $1,599,507)	1,682,183

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro) 1,125,126 shares (cost $42,539,763)	55,569,950

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 3,393,226 shares (cost $109,440,021)	130,707,050

Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec) 2,004,846 shares (cost $49,983,866)	66,921,763

Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc) 449,744 shares (cost $3,727,192)	3,795,836

Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund) 1,849,392 shares (cost $33,068,393)	40,298,258

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap) 155,083 shares (cost $2,287,706)	2,664,325

Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3) 259,930 shares (cost $7,956,420)	8,720,653

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAsset) 348,306 shares (cost $4,065,218)	4,113,494

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PIMLowDur) 3,901,403 shares (cost $39,945,069)	39,365,154

PIMCO VIT – Real Return Portfolio – Administrative Shares (PIMRealRet) 2,505,340 shares (cost $32,346,793)	31,792,765

PIMCO VIT – Total Return Portfolio – Administrative Shares (PIMTotRet) 8,759,348 shares (cost $91,552,415)	89,695,723

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares (PVCTHiYield) 1,021,807 shares (cost $11,536,658)	11,117,263

Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc) 43,640 shares (cost $1,036,403)	1,149,922

Putnam VT IB – International Equity Fund – IB Shares (PVTIntEq) 141,888 shares (cost $2,008,286)	2,307,105

Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII) 12,584 shares (cost $328,743)	359,275
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Royce Capital Fund – Royce Micro-Cap Portfolio (RCFMicroCap) 3,094,475 shares (cost $35,527,673)	$38,897,554

T. Rowe Price – New America Growth Portfolio (TRowNewAmG) 707,764 shares (cost $13,735,555)	14,381,757

T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII) 39,190 shares (cost $364,642)	373,876

T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2) 3,175,637 shares (cost $68,139,439)	69,101,863

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II (TRLimTrmBnd2) 41,204 shares (cost $202,681)	201,489

T. Rowe Price II – Mid Cap Growth Fund – II (TRowMidCap2) 1,110,050 shares (cost $24,934,683)	28,106,472

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 691,258 shares (cost $10,197,906)	13,762,947

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 608,064 shares (cost $12,121,994)	16,867,692

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI) 121,643 shares (cost $1,404,005)	1,402,542

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,470,368 shares (cost $12,613,588)	13,292,130

Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG) 375,030 shares (cost $3,901,396)	4,567,861

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 3,051,366 shares (cost $50,972,216)	70,425,537

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2) 1,241,120 shares (cost $23,285,770)	30,059,924

Total Investments	3,947,925,644

Accounts Receivable	36,415

Total Assets	3,947,962,059

Accounts Payable	63,055

Contract Owners Equity (note 7)	$3,947,899,004

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AIMIntGr	AlVPGrIncA	AlVPSmCapVA	ACVPIncGr
Reinvested dividends	$58,387,030	5,974	760	–	91,558	225,114	23,434	532,588
Mortality and expense risk charges (note 3)	(5,204,096)	(8,920)	(518)	(16,945)	(24,078)	(35,506)	(1,631)	(15,093)

Net investment income (loss)	53,182,934	(2,946)	242	(16,945)	67,480	189,608	21,803	517,495

Proceeds from mutual fund shares sold	1,366,890,196	7,087,992	220,335	6,096,352	827,983	6,441,259	704,078	7,026,844
Cost of mutual fund shares sold	(1,250,438,343)	(6,550,281)	(189,068)	(5,568,031)	(708,361)	(5,269,474)	(636,712)	(4,967,815)

Realized gain (loss) on investments	116,451,853	537,711	31,267	528,321	119,622	1,171,785	67,366	2,059,029
Change in unrealized gain (loss) on investments	34,976,679	(107,374)	67,254	442,622	1,425,222	(642,982)	(1,411)	(1,421,747)

Net gain (loss) on investments	151,428,532	430,337	98,521	970,943	1,544,844	528,803	65,955	637,282

Reinvested capital gains	61,380,612	76,238	–	–	–	–	141,546	–

Net increase (decrease) in contract owners’ equity resulting from operations	$265,992,078	503,629	98,763	953,998	1,612,324	718,411	229,304	1,154,777

Investment activity:	ACVPInt	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista	ACVPInflaPro	ACVPInt3	BCFTCpAsset
Reinvested dividends	$586,612	5,238	–	578,446	–	280,594	–	–
Mortality and expense risk charges (note 3)	(58,144)	(13)	(11,798)	(60,659)	(33)	(1,198)	(585)	(34,154)

Net investment income (loss)	528,468	5,225	(11,798)	517,787	(33)	279,396	(585)	(34,154)

Proceeds from mutual fund shares sold	20,542,724	108,533	1,779,678	10,281,963	27,329	2,957,574	97,951	9,376,630
Cost of mutual fund shares sold	(15,387,273)	(108,528)	(1,584,385)	(7,584,571)	(24,851)	(2,962,150)	(91,604)	(7,711,733)

Realized gain (loss) on investments	5,155,451	5	195,293	2,697,392	2,478	(4,576)	6,347	1,664,897
Change in unrealized gain (loss) on investments	(425,258)	(8,011)	(34,075)	(6,420,369)	3,449	(187,807)	455,203	(1,287,251)

Net gain (loss) on investments	4,730,193	(8,006)	161,218	(3,722,977)	5,927	(192,383)	461,550	377,646

Reinvested capital gains	–	14,612	–	6,692,806	–	3,210	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,258,661	11,831	149,420	3,487,616	5,894	90,223	460,965	343,492

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	CVSSoEq	CSGPVen	CSIntFoc	CSLCapV	DryMidCapStS	DrySmCapIxS	DryStkIx	DrySRGro
Reinvested dividends	$20	–	15,008	13,330	214	–	5,995,920	–
Mortality and expense risk charges (note 3)	(52)	(346)	(224)	(207)	(2,384)	(25,790)	(515,197)	(2,904)

Net investment income (loss)	(32)	(346)	14,784	13,123	(2,170)	(25,790)	5,480,723	(2,904)

Proceeds from mutual fund shares sold	96,440	388,233	399,765	813,514	2,634,515	13,195,170	62,858,790	2,774,216
Cost of mutual fund shares sold	(91,233)	(267,902)	(318,965)	(734,396)	(2,557,190)	(11,736,892)	(60,629,540)	(3,219,960)

Realized gain (loss) on investments	5,207	120,331	80,800	79,118	77,325	1,458,278	2,229,250	(445,744)
Change in unrealized gain (loss) on investments	(6,255)	(5,473)	179,361	52,097	(46,328)	(665,187)	9,063,983	966,426

Net gain (loss) on investments	(1,048)	114,858	260,161	131,215	30,997	793,091	11,293,233	520,682

Reinvested capital gains	–	–	–	–	2,846	37,946	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,080)	114,512	274,945	144,338	31,673	805,247	16,773,956	517,778

Investment activity:	DryVIFApp	DryVIFDevLd	DryVIFIntVal	FedAmLead	FedCapAp	FedQualBd	FidVIPEIS	FidVIPGrS
Reinvested dividends	$5,250	–	–	4,708	3,826	3,341,664	1,487,636	423,678
Mortality and expense risk charges (note 3)	(36,731)	(344)	(72,554)	(131)	(130)	(155,811)	(117,797)	(107,923)

Net investment income (loss)	(31,481)	(344)	(72,554)	4,577	3,696	3,185,853	1,369,839	315,755

Proceeds from mutual fund shares sold	8,257,276	215,793	18,835,179	85,216	93,969	22,677,236	22,580,234	30,389,425
Cost of mutual fund shares sold	(7,637,666)	(198,807)	(16,077,522)	(69,248)	(84,126)	(21,418,667)	(20,461,797)	(33,055,883)

Realized gain (loss) on investments	619,610	16,986	2,757,657	15,968	9,843	1,258,569	2,118,437	(2,666,458)
Change in unrealized gain (loss) on investments	723,885	28,507	(437,900)	(6,278)	(6,170)	(3,953,905)	(1,838,486)	7,486,842

Net gain (loss) on investments	1,343,495	45,493	2,319,757	9,690	3,673	(2,695,336)	279,951	4,820,384

Reinvested capital gains	–	–	474,426	–	–	573,294	3,438,952	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,312,014	45,149	2,721,629	14,267	7,369	1,063,811	5,088,742	5,136,139

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPHIS	FidVIPOvS	FidVIPOvSR	FidVIPConS	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPVaIS
Reinvested dividends	$3,640,966	244,916	–	261,894	154,156	127,396	–	–
Mortality and expense risk charges (note 3)	(18,416)	(64,330)	(711)	(169,353)	(3,614)	(7,976)	(8,369)	(3,084)

Net investment income (loss)	3,622,550	180,586	(711)	92,541	150,542	119,420	(8,369)	(3,084)

Proceeds from mutual fund shares sold	16,389,530	12,443,522	186,522	15,678,004	825,957	3,271,301	1,086,403	4,602,887
Cost of mutual fund shares sold	(14,526,794)	(9,581,732)	(158,805)	(11,541,488)	(848,991)	(3,184,445)	(836,702)	(4,487,199)

Realized gain (loss) on investments	1,862,736	2,861,790	27,717	4,136,516	(23,034)	86,856	249,701	115,688
Change in unrealized gain (loss) on investments	(4,923,157)	4,281,500	959,109	18,430,598	(108,323)	1,056,050	2,420,458	(133,755)

Net gain (loss) on investments	(3,060,421)	7,143,290	986,826	22,567,114	(131,357)	1,142,906	2,670,159	(18,067)

Reinvested capital gains	–	220,424	–	23,808	94,116	–	151,660	181,130

Net increase (decrease) in contract owners’ equity resulting from operations	$562,129	7,544,300	986,115	22,683,463	113,301	1,262,326	2,813,450	159,979

Investment activity:	FidVIPCon2	FidFF2010	FidFF2020	FidFF2030	FrVIPRisDiv	FTVIPSmCpVal	FrVIPForSec	FrVIPSmCpValS
Reinvested dividends	$11,094	716	3,124	1,406	111,390	52,340	67,904	–
Mortality and expense risk charges (note 3)	(58)	(1)	(12)	(12)	(5,020)	(1,715)	(2,399)	(3,748)

Net investment income (loss)	11,036	715	3,112	1,394	106,370	50,625	65,505	(3,748)

Proceeds from mutual fund shares sold	761,978	94,658	3,922	65,757	3,117,261	1,345,311	2,118,146	860,627
Cost of mutual fund shares sold	(654,531)	(93,278)	(3,716)	(64,008)	(2,854,823)	(1,032,978)	(1,786,970)	(819,725)

Realized gain (loss) on investments	107,447	1,380	206	1,749	262,438	312,333	331,176	40,902
Change in unrealized gain (loss) on investments	54,320	4,610	18,735	8,629	56,160	164,953	5,302	74,889

Net gain (loss) on investments	161,767	5,990	18,941	10,378	318,598	477,286	336,478	115,791

Reinvested capital gains	145,810	–	–	–	66,316	36,068	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$318,613	6,705	22,053	11,772	491,284	563,979	401,983	112,043

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FrVIPForSec2	FrVIPGISec3	TmDevMktS3	FrVIPForSec3	GVITDryIntVal	GVITDMidCapI	GVITEmMrkts	GVITFHiInc
Reinvested dividends	$120,398	5,934	510	6,906	56,400	728,594	81,932	2,144,482
Mortality and expense risk charges (note 3)	(33,376)	(33)	(53)	(509)	(1,399)	(104,864)	(19,292)	(35,329)

Net investment income (loss)	87,022	5,901	457	6,397	55,001	623,730	62,640	2,109,153

Proceeds from mutual fund shares sold	8,239,858	92,015	81,303	1,039,997	3,904,990	14,373,075	4,712,190	25,331,560
Cost of mutual fund shares sold	(6,705,095)	(98,259)	(73,334)	(984,428)	(3,522,942)	(11,861,685)	(4,450,001)	(25,009,001)

Realized gain (loss) on investments	1,534,763	(6,244)	7,969	55,569	382,048	2,511,390	262,189	322,559
Change in unrealized gain (loss) on investments	(600,489)	4,235	185,687	165,707	(201,407)	545,209	2,255,101	(2,006,710)

Net gain (loss) on investments	934,274	(2,009)	193,656	221,276	180,641	3,056,599	2,517,290	(1,684,151)

Reinvested capital gains	–	–	–	–	164,802	4,400,544	1,416,338	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,021,296	3,892	194,113	227,673	400,444	8,080,873	3,996,268	425,002

Investment activity:	GVITGlFin1	GVITGlHlth	GVITGlTech	GVITGlUtl1	GVITGvtBd	GVITGrowth	GVITIntGro	GVITJPBal
Reinvested dividends	$47,016	–	–	61,684	4,991,222	12,768	27,060	395,310
Mortality and expense risk charges (note 3)	(2,010)	(4,508)	(6,698)	(1,386)	(231,785)	(2,307)	(2,005)	(14,307)

Net investment income (loss)	45,006	(4,508)	(6,698)	60,298	4,759,437	10,461	25,055	381,003

Proceeds from mutual fund shares sold	1,348,497	3,870,409	7,117,864	2,403,928	37,019,893	1,285,412	1,773,303	5,027,892
Cost of mutual fund shares sold	(1,260,458)	(3,665,506)	(7,643,018)	(2,150,471)	(39,261,907)	(1,326,131)	(1,504,305)	(4,043,260)

Realized gain (loss) on investments	88,039	204,903	(525,154)	253,457	(2,242,014)	(40,719)	268,998	984,632
Change in unrealized gain (loss) on investments	(184,975)	(259,358)	56,940	(476,164)	1,197,817	1,040,630	343,491	(887,239)

Net gain (loss) on investments	(96,936)	(54,455)	(468,214)	(222,707)	(1,044,197)	999,911	612,489	97,393

Reinvested capital gains	289,878	503,492	–	343,590	236,680	–	7,948	–

Net increase (decrease) in contract owners’ equity resulting from operations	$237,948	444,529	(474,912)	181,181	3,951,920	1,010,372	645,492	478,396

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITSMdCpGr	GVITMyMkt	GVITNWFund	GVITLead	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro
Reinvested dividends	$–	3,248,080	2,938,050	10,602	–	57,470	–	–
Mortality and expense risk charges (note 3)	(7,156)	(53,326)	(244,428)	(586)	(26,072)	(109,171)	(170,116)	(3,737)

Net investment income (loss)	(7,156)	3,194,754	2,693,622	10,016	(26,072)	(51,701)	(170,116)	(3,737)

Proceeds from mutual fund shares sold	15,705,744	65,669,864	6,387,103	911,090	10,074,467	19,590,655	19,369,660	2,050,225
Cost of mutual fund shares sold	(11,810,085)	(65,669,864)	(5,735,782)	(832,432)	(8,419,034)	(16,579,989)	(15,632,073)	(1,952,550)

Realized gain (loss) on investments	3,895,659	–	651,321	78,658	1,655,433	3,010,666	3,737,587	97,675
Change in unrealized gain (loss) on investments	(3,047,260)	–	22,877,449	(134,132)	(103,778)	(10,694,552)	(4,647,318)	(551,367)

Net gain (loss) on investments	848,399	–	23,528,770	(55,474)	1,551,655	(7,683,886)	(909,731)	(453,692)

Reinvested capital gains	–	–	–	131,530	–	9,974,530	12,618,912	967,114

Net increase (decrease) in contract owners’ equity resulting from operations	$841,243	3,194,754	26,222,392	86,072	1,525,583	2,238,943	11,539,065	509,685

Investment activity:	GVITVKMultiSec	GVITCVal	GVITWLead	GVITDryIntVal3	GVITEmMrkts3	GVITFHiInc3	GVITGlHlth3	GVITGlTech3
Reinvested dividends	$733,440	164,180	50,988	28,286	5,436	183,486	–	–
Mortality and expense risk charges (note 3)	(28,789)	(7,670)	(1,358)	(658)	(392)	(324)	(107)	(86)

Net investment income (loss)	704,651	156,510	49,630	27,628	5,044	183,162	(107)	(86)

Proceeds from mutual fund shares sold	5,723,890	3,969,475	3,641,874	647,580	940,082	281,994	48,244	210,144
Cost of mutual fund shares sold	(5,668,655)	(2,664,191)	(2,455,044)	(634,586)	(857,204)	(280,658)	(45,967)	(188,595)

Realized gain (loss) on investments	55,235	1,305,284	1,186,830	12,994	82,878	1,336	2,277	21,549
Change in unrealized gain (loss) on investments	(490,913)	(1,324,762)	(451,565)	329,682	257,113	(93,976)	(95,828)	27,832

Net gain (loss) on investments	(435,678)	(19,478)	735,265	342,676	339,991	(92,640)	(93,551)	49,381

Reinvested capital gains	105,992	280,896	–	44,172	436,362	–	125,938	–

Net increase (decrease) in contract owners’ equity resulting from operations	$374,965	417,928	784,895	414,476	781,397	90,522	32,280	49,295

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITMyMkt5	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg	GVITIDModCon	GSVITMidCap	JanBal
Reinvested dividends	$9,224,342	301,036	245,220	939,974	978,812	438,788	284,938	173,542
Mortality and expense risk charges (note 3)	(715,636)	(11,846)	(10,299)	(42,446)	(39,823)	(22,243)	(130,590)	(20,888)

Net investment income (loss)	8,508,706	289,190	234,921	897,528	938,989	416,545	154,348	152,654

Proceeds from mutual fund shares sold	405,995,218	2,376,152	9,176,833	3,466,062	4,494,636	2,659,996	24,170,547	3,706,391
Cost of mutual fund shares sold	(405,995,218)	(1,760,800)	(8,957,278)	(2,721,165)	(3,240,378)	(2,306,008)	(20,345,736)	(3,246,405)

Realized gain (loss) on investments	–	615,352	219,555	744,897	1,254,258	353,988	3,824,811	459,986
Change in unrealized gain (loss) on investments	–	12,811	(329,049)	(103,063)	122,125	(382,105)	(2,832,569)	26,626

Net gain (loss) on investments	–	628,163	(109,494)	641,834	1,376,383	(28,117)	992,242	486,612

Reinvested capital gains	–	327,252	199,790	708,206	999,754	319,252	4,779,360	–

Net increase (decrease) in contract owners’ equity resulting from operations	$8,508,706	1,244,605	325,217	2,247,568	3,315,126	707,680	5,925,950	639,266

Investment activity:	JanCapAp	JanGlTech	JanIntGro	JanRMgLgCap	OGMidCapGr	OGMidCapV	LASMdCpVaVC	MFSVITInvGrwI
Reinvested dividends	$3,530	–	408,986	5,900	–	5,748	1,002	10,900
Mortality and expense risk charges (note 3)	(38,457)	(3,541)	(37,490)	(137)	(8,296)	(2,352)	(278)	(915)

Net investment income (loss)	(34,927)	(3,541)	371,496	5,763	(8,296)	3,396	724	9,985

Proceeds from mutual fund shares sold	10,657,669	3,500,307	14,975,408	138,753	2,371,308	992,352	34,989	663,399
Cost of mutual fund shares sold	(7,644,662)	(3,977,244)	(9,611,804)	(131,757)	(2,027,364)	(902,648)	(34,258)	(614,705)

Realized gain (loss) on investments	3,013,007	(476,937)	5,363,604	6,996	343,944	89,704	731	48,694
Change in unrealized gain (loss) on investments	1,708,676	1,867,653	5,238,898	(49,154)	(31,068)	(70,259)	(4,233)	121,870

Net gain (loss) on investments	4,721,683	1,390,716	10,602,502	(42,158)	312,876	19,445	(3,502)	170,564

Reinvested capital gains	–	–	–	83,508	–	66,486	13,692	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,686,756	1,387,175	10,973,998	47,113	304,580	89,327	10,914	180,549

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	MFSVITValIn	FAMIntIndx	MLVIFLCCore2	NBAMTInt	NBAMTReg	NBAMTGuard	NBAMTLMat	NBAMTMCGr
Reinvested dividends	$10,782	142	11,218	690	–	20,904	217,462	–
Mortality and expense risk charges (note 3)	(804)	(4)	(2,492)	(26)	(162)	(12,008)	(2,941)	(24,851)

Net investment income (loss)	9,978	138	8,726	664	(162)	8,896	214,521	(24,851)

Proceeds from mutual fund shares sold	197,008	578	151,942	55,708	61,315	3,258,960	2,213,996	12,716,664
Cost of mutual fund shares sold	(157,727)	(549)	(148,467)	(53,161)	(58,614)	(2,187,287)	(2,277,987)	(8,751,640)

Realized gain (loss) on investments	39,281	29	3,475	2,547	2,701	1,071,673	(63,991)	3,965,024
Change in unrealized gain (loss) on investments	21,116	385	2,790	32,993	7,430	29,510	(61,052)	549,775

Net gain (loss) on investments	60,397	414	6,265	35,540	10,131	1,101,183	(125,043)	4,514,799

Reinvested capital gains	32,118	26	82,926	3,050	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$102,493	578	97,917	39,254	9,969	1,110,079	89,478	4,489,948

Investment activity:	NBAMTPart	NBAMTSocRes	NBAMTFasc	OppAggGro	OppCapAp	OppGlSec	OppHighInc	OppMSFund
Reinvested dividends	$197,880	–	–	–	1,182,610	610,332	189,564	553,578
Mortality and expense risk charges (note 3)	(16,136)	(271)	(3,239)	(58,472)	(224,548)	(99,361)	(1,521)	(24,228)

Net investment income (loss)	181,744	(271)	(3,239)	(58,472)	958,062	510,971	188,043	529,350

Proceeds from mutual fund shares sold	8,484,168	204,038	2,591,995	24,809,350	42,191,264	15,182,889	7,371,168	9,735,981
Cost of mutual fund shares sold	(5,260,529)	(169,453)	(2,456,077)	(16,460,694)	(41,612,988)	(9,860,685)	(7,422,099)	(8,030,175)

Realized gain (loss) on investments	3,223,639	34,585	135,918	8,348,656	578,276	5,322,204	(50,931)	1,705,806
Change in unrealized gain (loss) on investments	(223,832)	59,578	(93,155)	(2,182,218)	4,398,023	2,527,482	(47,298)	9,374

Net gain (loss) on investments	2,999,807	94,163	42,763	6,166,438	4,976,299	7,849,686	(98,229)	1,715,180

Reinvested capital gains	4,592	3,326	7,692	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,186,143	97,218	47,216	6,107,966	5,934,361	8,360,657	89,814	2,244,530

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	OppMSSmCap	OppGlSec3	PVITAllAsset	PIMLowDur	PIMRealRet	PIMTotRet	PVCTHiYield	PVTGroInc
Reinvested dividends	$–	–	158,924	1,087,736	754,128	2,685,792	524,618	16,088
Mortality and expense risk charges (note 3)	(1,163)	(1,266)	(9,510)	(97,470)	(72,096)	(216,630)	(24,932)	(594)

Net investment income (loss)	(1,163)	(1,266)	149,414	990,266	682,032	2,469,162	499,686	15,494

Proceeds from mutual fund shares sold	465,251	688,599	145,448	32,405,226	8,187,415	12,100,579	3,152,707	135,120
Cost of mutual fund shares sold	(393,834)	(623,518)	(141,371)	(32,592,161)	(8,037,391)	(12,103,492)	(3,219,041)	(113,205)

Realized gain (loss) on investments	71,417	65,081	4,077	(186,935)	150,024	(2,913)	(66,334)	21,915
Change in unrealized gain (loss) on investments	117,558	764,233	50,480	(595,391)	(739,307)	(2,205,252)	(555,063)	20,998

Net gain (loss) on investments	188,975	829,314	54,557	(782,326)	(589,283)	(2,208,165)	(621,397)	42,913

Reinvested capital gains	53,070	–	12,230	104,450	345,124	1,411,494	327,788	–

Net increase (decrease) in contract owners’ equity resulting from operations	$240,882	828,048	216,201	312,390	437,873	1,672,491	206,077	58,407

Investment activity:	PVTIntEq	PVTVoyII	RCFMicroCap	TRowNewAmG	TRPBluChpGrII	TRowEqInc2	TRLimTrmBnd2	TRowMidCap2
Reinvested dividends	$23,534	2,006	196,526	–	338	828,864	2,024	–
Mortality and expense risk charges (note 3)	(260)	(255)	(100,334)	(22,046)	(20)	(163,645)	–	(69,266)

Net investment income (loss)	23,274	1,751	96,192	(22,046)	318	665,219	2,024	(69,266)

Proceeds from mutual fund shares sold	565,565	221,119	9,879,313	976,846	92,239	15,288,595	2,151	18,781,142
Cost of mutual fund shares sold	(458,611)	(213,517)	(9,212,006)	(964,970)	(88,314)	(12,594,063)	(2,164)	(15,614,570)

Realized gain (loss) on investments	106,954	7,602	667,307	11,876	3,925	2,694,532	(13)	3,166,572
Change in unrealized gain (loss) on investments	97,263	10,546	2,639,776	642,042	9,234	(4,229,484)	(1,192)	(1,508,118)

Net gain (loss) on investments	204,217	18,148	3,307,083	653,918	13,159	(1,534,952)	(1,205)	1,658,454

Reinvested capital gains	–	–	593,782	–	–	3,101,640	–	1,546,394

Net increase (decrease) in contract owners’ equity resulting from operations	$227,491	19,899	3,997,057	631,872	13,477	2,231,907	819	3,135,582

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	VEWrldEMkt	VEWrldHAs	VKoreFI	VKEmMkt	VKMidCapG	VKUSRealEst	StOpp2
Reinvested dividends	$83,568	37,848	35,684	782,610	–	749,754	–
Mortality and expense risk charges (note 3)	(5,934)	(11,435)	(1,319)	(13,686)	(2,536)	(83,772)	(39,171)

Net investment income (loss)	77,634	26,413	34,365	768,924	(2,536)	665,982	(39,171)

Proceeds from mutual fund shares sold	8,253,377	6,012,471	47,245	3,284,639	2,624,755	15,463,405	13,941,686
Cost of mutual fund shares sold	(5,203,627)	(3,906,634)	(46,485)	(3,181,027)	(2,012,311)	(9,211,607)	(8,711,536)

Realized gain (loss) on investments	3,049,750	2,105,837	760	103,612	612,444	6,251,798	5,230,150
Change in unrealized gain (loss) on investments	(29,014)	3,024,831	(4,172)	211,347	(107,928)	1,277,163	(3,039,693)

Net gain (loss) on investments	3,020,736	5,130,668	(3,412)	314,959	504,516	7,528,961	2,190,457

Reinvested capital gains	–	–	7,318	166,324	–	1,656,042	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,098,370	5,157,081	38,271	1,250,207	501,980	9,850,985	2,151,286

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$53,182,934	39,950,645	(2,946)	(8,019)	242	(221)	(16,945)	(3,040)
Realized gain (loss) on investments	116,451,853	49,823,079	537,711	189,406	31,267	9,949	528,321	12,548
Change in unrealized gain (loss) on investments	34,976,679	199,826,035	(107,374)	327,981	67,254	38,984	442,622	386,257
Reinvested capital gains	61,380,612	35,288,570	76,238	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	265,992,078	324,888,329	503,629	509,368	98,763	48,712	953,998	395,765

Equity transactions:
Purchase payments received from contract owners (note 6)	715,520,140	696,489,200	1,360,376	951,110	212,666	132,482	1,247,716	434,256
Transfers between funds	–	–	3,869,968	3,429,618	295,260	342,788	8,121,858	2,019,398
Surrenders (note 6)	(534,517,966)	(206,719,770)	(4,766,502)	(169,779)	(29,876)	(12,926)	(4,134,776)	(9,041)
Death benefits (note 4)	(5,693,704)	(6,236,282)	(9,522)	(2,654)	–	–	(5,288)	(188)
Net policy repayments (loans) (note 5)	(20,641,828)	(11,006,812)	(79,638)	(40,254)	(11,600)	(21,560)	(7,148)	(6,360)
Deductions for surrender charges (note 2d)	(8,904,284)	(9,527,283)	(27,640)	(8,152)	(4,456)	(1,442)	(5,342)	(1,592)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(135,001,808)	(138,037,750)	(398,236)	(231,454)	(81,872)	(58,520)	(268,490)	(103,262)
Asset charges (note 3):
FPVUL & VEL contracts	(5,334,262)	(4,687,281)	(14,696)	(6,476)	(3,125)	(2,020)	(8,692)	(3,689)
MSP contracts	(228,393)	(207,054)	(195)	(480)	(17)	(7)	(132)	(78)
SL contracts	(1,248,349)	(1,063,140)	(1,327)	(651)	(334)	(68)	(539)	(337)
Adjustments to maintain reserves	61,021	1,109,971	112	369	17	98	92	197

Net equity transactions	4,010,567	320,113,799	(67,300)	3,921,197	376,663	378,825	4,939,259	2,329,304

Net change in contract owners’ equity	270,002,645	645,002,128	436,329	4,430,565	475,426	427,537	5,893,257	2,725,069
Contract owners’ equity beginning of period	3,677,896,359	3,032,894,231	6,428,741	1,998,176	761,126	333,589	3,406,608	681,539

Contract owners’ equity end of period	$3,947,899,004	3,677,896,359	6,865,070	6,428,741	1,236,552	761,126	9,299,865	3,406,608

CHANGES IN UNITS:
Beginning units	304,571,400	274,276,875	441,082	152,240	57,596	26,916	222,592	51,345

Units purchased	162,253,438	129,461,075	503,212	386,902	38,251	38,679	693,638	203,870
Units redeemed	(164,286,248)	(99,166,550)	(498,922)	(98,060)	(9,871)	(7,999)	(359,392)	(32,623)

Ending units	302,538,590	304,571,400	445,372	441,082	85,976	57,596	556,838	222,592

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AIMIntGr		AlVPGrIncA		AlVPSmCapVA		ACVPIncGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$67,480	10,956	189,608	87,104	21,803	1,093	517,495	370,592
Realized gain (loss) on investments	119,622	391	1,171,785	438,122	67,366	42,630	2,059,029	703,803
Change in unrealized gain (loss) on investments	1,425,222	145,180	(642,982)	906,896	(1,411)	282,003	(1,421,747)	2,633,065
Reinvested capital gains	–	–	–	–	141,546	23,850	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,612,324	156,527	718,411	1,432,122	229,304	349,576	1,154,777	3,707,460

Equity transactions:
Purchase payments received from contract owners (note 6)	1,596,162	528,884	1,709,656	2,495,128	488,538	547,328	3,346,398	4,417,994
Transfers between funds	8,876,650	2,870,628	2,819,960	3,133,978	35,444	1,848,424	(2,526,656)	(994,534)
Surrenders (note 6)	(5,190)	–	(2,418,228)	(593,390)	(61,736)	(52,180)	(2,944,928)	(2,053,219)
Death benefits (note 4)	–	–	(79,996)	(1,516)	–	–	(40,254)	(37,484)
Net policy repayments (loans) (note 5)	(1,274)	81,270	(31,234)	(15,914)	(41,662)	(17,020)	(214,658)	(105,752)
Deductions for surrender charges (note 2d)	–	–	(7,968)	(8,000)	(5,048)	(2,960)	(108,542)	(105,664)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(132,822)	(2,762)	(419,302)	(445,540)	(129,630)	(81,732)	(1,457,492)	(1,717,476)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(12,386)	(9,515)	(7,401)	(3,744)	(76,840)	(72,566)
MSP contracts	–	–	(165)	(126)	(288)	(196)	(5,473)	(5,078)
SL contracts	–	–	(1,265)	(967)	(4,426)	(1,039)	(13,750)	(14,230)
Adjustments to maintain reserves	33	46	45	324	13	175	40	(2,659)

Net equity transactions	10,333,559	3,478,066	1,559,117	4,554,462	273,804	2,237,056	(4,042,155)	(690,668)

Net change in contract owners’ equity	11,945,883	3,634,593	2,277,528	5,986,584	503,108	2,586,632	(2,887,378)	3,016,792
Contract owners’ equity beginning of period	3,634,593	–	15,053,806	9,067,222	2,981,692	395,060	30,448,786	27,431,994

Contract owners’ equity end of period	$15,580,476	3,634,593	17,331,334	15,053,806	3,484,800	2,981,692	27,561,408	30,448,786

CHANGES IN UNITS:
Beginning units	305,044	–	1,022,336	684,910	181,154	28,635	2,272,060	2,307,747

Units purchased	935,817	305,417	590,374	593,254	34,807	163,274	461,365	628,584
Units redeemed	(128,883)	(373)	(487,684)	(255,828)	(17,931)	(10,755)	(801,711)	(664,271)

Ending units	1,111,978	305,044	1,125,026	1,022,336	198,030	181,154	1,931,714	2,272,060

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPInt		ACVPMidCpVal		ACVPUltra		ACVPVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$528,468	215,367	5,225	–	(11,798)	(8,604)	517,787	531,603
Realized gain (loss) on investments	5,155,451	5,111,630	5	–	195,293	184,823	2,697,392	2,496,352
Change in unrealized gain (loss) on investments	(425,258)	2,490,588	(8,011)	–	(34,075)	316,934	(6,420,369)	4,817,950
Reinvested capital gains	–	–	14,612	–	–	–	6,692,806	461,102

Net increase (decrease) in contract owners’ equity resulting from operations	5,258,661	7,817,585	11,831	–	149,420	493,153	3,487,616	8,307,007

Equity transactions:
Purchase payments received from contract owners (note 6)	5,271,738	8,108,982	31,964	–	681,334	1,001,330	9,914,772	9,223,466
Transfers between funds	(11,462,744)	(15,969,044)	625,256	–	722,844	793,440	2,547,944	(836,390)
Surrenders (note 6)	(6,422,696)	(5,929,993)	–	–	(517,410)	(76,543)	(5,497,446)	(2,071,577)
Death benefits (note 4)	(119,826)	(63,964)	–	–	(27,894)	(2,474)	(38,326)	(128,332)
Net policy repayments (loans) (note 5)	(357,330)	(210,622)	(8,410)	–	(31,416)	(12,664)	(377,446)	(54,154)
Deductions for surrender charges (note 2d)	(95,250)	(323,613)	(2)	–	(8,196)	(10,489)	(213,186)	(186,385)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,868,954)	(2,277,204)	(12,338)	–	(313,308)	(264,128)	(2,929,280)	(2,989,748)
Asset charges (note 3):
FPVUL & VEL contracts	(76,063)	(76,978)	(959)	–	(8,003)	(7,359)	(159,138)	(139,932)
MSP contracts	(2,615)	(2,916)	–	–	(56)	(35)	(4,268)	(3,812)
SL contracts	(11,828)	(12,137)	(12)	–	(1,095)	(858)	(42,173)	(35,235)
Adjustments to maintain reserves	(278)	1,415,438	49	–	94	12,931	(1,211)	(104,182)

Net equity transactions	(15,145,846)	(15,342,051)	635,548	–	496,894	1,433,151	3,200,242	2,673,719

Net change in contract owners’ equity	(9,887,185)	(7,524,466)	647,379	–	646,314	1,926,304	6,687,858	10,980,726
Contract owners’ equity beginning of period	54,510,524	62,034,990	–	–	6,219,934	4,293,630	67,837,264	56,856,538

Contract owners’ equity end of period	$44,623,339	54,510,524	647,379	–	6,866,248	6,219,934	74,525,122	67,837,264

CHANGES IN UNITS:
Beginning units	5,026,876	6,563,773	–	–	562,336	428,767	3,973,728	3,810,322

Units purchased	1,632,214	1,922,487	59,177	–	373,913	224,124	1,249,834	980,137
Units redeemed	(2,932,130)	(3,459,384)	(1,999)	–	(328,341)	(90,555)	(1,061,188)	(816,731)

Ending units	3,726,960	5,026,876	57,178	–	607,908	562,336	4,162,374	3,973,728

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPVista		ACVPInflaPro		ACVPInt3		BCFTCpAsset
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(33)	–	279,396	93,740	(585)	–	(34,154)	(18,648)
Realized gain (loss) on investments	2,478	–	(4,576)	31,130	6,347	–	1,664,897	506,585
Change in unrealized gain (loss) on investments	3,449	–	(187,807)	46,422	455,203	–	(1,287,251)	1,312,809
Reinvested capital gains	–	–	3,210	1,234	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,894	–	90,223	172,526	460,965	–	343,492	1,800,746

Equity transactions:
Purchase payments received from contract owners (note 6)	4,440	–	839,206	682,774	1,927,016	–	2,101,360	1,557,056
Transfers between funds	86,262	–	1,691,412	3,208,826	2,041,846	–	4,985,406	3,997,490
Surrenders (note 6)	–	–	(201,380)	(34,963)	(63,830)	–	(6,355,608)	(14,209)
Death benefits (note 4)	–	–	(15,492)	(878)	(188)	–	(2,882)	(23,956)
Net policy repayments (loans) (note 5)	–	–	(1,112,108)	(11,494)	58,528	–	(15,062)	–
Deductions for surrender charges (note 2d)	–	–	(22,322)	(1,588)	(3,346)	–	–	(466)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,678)	–	(306,238)	(137,340)	(139,062)	–	(242,616)	(135,050)
Asset charges (note 3):
FPVUL & VEL contracts	(103)	–	(17,180)	(7,076)	(6,536)	–	–	–
MSP contracts	–	–	(334)	(68)	(134)	–	–	–
SL contracts	–	–	(2,370)	(922)	(1,093)	–	–	–
Adjustments to maintain reserves	57	–	151	7,462	180	–	54	122

Net equity transactions	88,978	–	853,345	3,704,733	3,813,381	–	470,652	5,380,987

Net change in contract owners’ equity	94,872	–	943,568	3,877,259	4,274,346	–	814,144	7,181,733
Contract owners’ equity beginning of period	–	–	5,002,492	1,125,233	–	–	12,391,962	5,210,229

Contract owners’ equity end of period	$94,872	–	5,946,060	5,002,492	4,274,346	–	13,206,106	12,391,962

CHANGES IN UNITS:
Beginning units	–	–	457,932	108,990	–	–	785,776	414,222

Units purchased	10,582	–	224,700	367,112	384,151	–	729,676	457,370
Units redeemed	(2,304)	–	(146,700)	(18,170)	(18,001)	–	(702,854)	(85,816)

Ending units	8,278	–	535,932	457,932	366,150	–	812,598	785,776

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	CVSSoEq		CSGPVen		CSIntFoc		CSLCapV
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(32)	(276)	(346)	(660)	14,784	16,212	13,123	20,305
Realized gain (loss) on investments	5,207	2,258	120,331	7,066	80,800	33,403	79,118	350,739
Change in unrealized gain (loss) on investments	(6,255)	5,916	(5,473)	140,405	179,361	195,608	52,097	(3,491)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,080)	7,898	114,512	146,811	274,945	245,223	144,338	367,553

Equity transactions:
Purchase payments received from contract owners (note 6)	14,494	27,982	69,444	96,376	132,944	178,156	191,256	249,440
Transfers between funds	(82,468)	45,380	(20,400)	(64,524)	(42,562)	(57,836)	14,246	(264,596)
Surrenders (note 6)	–	–	(196,296)	(48,252)	(268,566)	(132,454)	(632,242)	(127,174)
Death benefits (note 4)	(122)	(490)	–	–	(4,126)	(9,980)	(3,994)	(424)
Net policy repayments (loans) (note 5)	–	–	(22,918)	(16,190)	1,996	(26,202)	(10,964)	13,278
Deductions for surrender charges (note 2d)	–	–	(4,434)	(2,051)	(6,958)	(6,102)	(8,048)	(3,856)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(220)	(1,300)	(35,482)	(38,704)	(75,276)	(83,684)	(81,400)	(177,942)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(2,737)	(2,363)	(5,753)	(5,463)	(5,663)	(5,273)
MSP contracts	–	–	(13)	(115)	(467)	(409)	(539)	(489)
SL contracts	–	–	(218)	(212)	(1,336)	(1,006)	(1,195)	(1,021)
Adjustments to maintain reserves	18	16	16	32	3	57	(49)	41,753

Net equity transactions	(68,298)	71,588	(213,038)	(76,003)	(270,101)	(144,923)	(538,592)	(276,304)

Net change in contract owners’ equity	(69,378)	79,486	(98,526)	70,808	4,844	100,300	(394,254)	91,249
Contract owners’ equity beginning of period	105,834	26,348	908,943	838,135	1,844,925	1,744,625	2,204,141	2,112,892

Contract owners’ equity end of period	$36,456	105,834	810,417	908,943	1,849,769	1,844,925	1,809,887	2,204,141

CHANGES IN UNITS:
Beginning units	7,916	2,102	87,902	96,056	165,614	179,779	166,610	177,466

Units purchased	5,197	7,191	7,102	11,934	12,021	17,845	22,281	44,442
Units redeemed	(10,507)	(1,377)	(30,186)	(20,088)	(38,179)	(32,010)	(69,237)	(55,298)

Ending units	2,606	7,916	64,818	87,902	139,456	165,614	119,654	166,610

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryEuroEq		DryMidCapStS		DrySmCapIxS		DryStkIx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	(2,170)	1,826	(25,790)	61,432	5,480,723	5,910,229
Realized gain (loss) on investments	–	–	77,325	45,575	1,458,278	1,111,154	2,229,250	(6,208,026)
Change in unrealized gain (loss) on investments	–	1	(46,328)	89,191	(665,187)	1,150,304	9,063,983	36,690,781
Reinvested capital gains	–	–	2,846	30,048	37,946	451,800	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	1	31,673	166,640	805,247	2,774,690	16,773,956	36,392,984

Equity transactions:
Purchase payments received from contract owners (note 6)	(4)	174	263,970	167,960	2,669,734	1,507,884	51,850,362	50,295,788
Transfers between funds	(40)	(322)	(442,534)	(1,129,850)	(2,940,962)	8,847,686	(4,788,950)	(23,413,482)
Surrenders (note 6)	–	–	(412,780)	(511)	(1,560,060)	(232,500)	(30,480,010)	(19,851,823)
Death benefits (note 4)	–	–	(402)	(700)	(42,562)	(14,604)	(385,986)	(418,016)
Net policy repayments (loans) (note 5)	42	–	–	–	(148,542)	(34,162)	(1,897,464)	(2,814,778)
Deductions for surrender charges (note 2d)	–	–	–	–	(27,048)	(20,068)	(875,598)	(949,964)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	–	142	(19,546)	(36,926)	(596,578)	(539,556)	(13,073,310)	(14,224,384)
Asset charges (note 3):
FPVUL & VEL contracts	–	4	–	–	(23,013)	(16,610)	(505,553)	(483,806)
MSP contracts	–	–	–	–	(135)	(14)	(19,098)	(19,586)
SL contracts	–	–	–	–	(4,694)	(3,158)	(278,004)	(235,161)
Adjustments to maintain reserves	2	1	(22)	1,987	73	266	(880)	23,777

Net equity transactions	–	(1)	(611,314)	(998,040)	(2,673,787)	9,495,164	(454,491)	(12,091,435)

Net change in contract owners’ equity	–	–	(579,641)	(831,400)	(1,868,540)	12,269,854	16,319,465	24,301,549
Contract owners’ equity beginning of period	–	–	1,337,684	2,169,084	21,582,492	9,312,638	366,683,420	342,381,871

Contract owners’ equity end of period	$–	–	758,043	1,337,684	19,713,952	21,582,492	383,002,885	366,683,420

CHANGES IN UNITS:
Beginning units	–	–	89,464	165,465	1,681,072	882,068	31,386,290	32,191,140

Units purchased	5	40	135,958	66,560	810,428	993,416	9,299,094	9,694,670
Units redeemed	(5)	(40)	(178,886)	(142,561)	(1,055,608)	(194,412)	(8,702,890)	(10,499,520)

Ending units	–	–	46,536	89,464	1,435,892	1,681,072	31,982,494	31,386,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DrySRGro		DryVIFApp		DryVIFDevLd		DryVIFIntVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,904)	59,303	(31,481)	478,649	(344)	1,505	(72,554)	255,602
Realized gain (loss) on investments	(445,744)	(377,284)	619,610	52,675	16,986	11,959	2,757,657	1,975,267
Change in unrealized gain (loss) on investments	966,426	1,291,946	723,885	1,045,381	28,507	51,923	(437,900)	2,535,712
Reinvested capital gains	–	–	–	–	–	–	474,426	477,666

Net increase (decrease) in contract owners’ equity resulting from operations	517,778	973,965	1,312,014	1,576,705	45,149	65,387	2,721,629	5,244,247

Equity transactions:
Purchase payments received from contract owners (note 6)	2,444,830	3,031,894	4,752,850	5,155,184	170,934	261,722	4,143,686	3,476,792
Transfers between funds	(1,127,874)	(552,670)	1,650,370	(1,923,886)	(158,998)	447,264	7,340,800	6,719,770
Surrenders (note 6)	(1,663,566)	(848,938)	(6,431,926)	(2,852,877)	(9,112)	(12,945)	(15,432,158)	(911,332)
Death benefits (note 4)	(80,700)	(51,852)	(78,188)	(54,788)	–	–	(30,600)	(82,820)
Net policy repayments (loans) (note 5)	(260,846)	(236,826)	(133,510)	(189,090)	(5,332)	(1,696)	(4)	–
Deductions for surrender charges (note 2d)	(94,148)	(85,377)	(125,688)	(171,561)	(4,386)	(1,984)	–	(31,901)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,198,256)	(1,390,290)	(1,377,854)	(1,531,036)	(55,464)	(54,734)	(390,206)	(345,852)
Asset charges (note 3):
FPVUL & VEL contracts	(61,643)	(61,239)	(67,353)	(59,428)	(2,882)	(2,293)	–	–
MSP contracts	(2,320)	(2,329)	(1,517)	(1,368)	–	–	–	–
SL contracts	(5,597)	(5,909)	(14,153)	(11,677)	(342)	(186)	–	–
Adjustments to maintain reserves	95	(17,220)	(53)	376	10	1,587	23	336

Net equity transactions	(2,050,025)	(220,756)	(1,827,022)	(1,640,151)	(65,572)	636,735	(4,368,459)	8,824,993

Net change in contract owners’ equity	(1,532,247)	753,209	(515,008)	(63,446)	(20,423)	702,122	(1,646,830)	14,069,240
Contract owners’ equity beginning of period	16,807,207	16,053,998	32,060,449	32,123,895	908,175	206,053	31,828,749	17,759,509

Contract owners’ equity end of period	$15,274,960	16,807,207	31,545,441	32,060,449	887,752	908,175	30,181,919	31,828,749

CHANGES IN UNITS:
Beginning units	1,614,668	1,617,210	2,677,138	2,824,718	63,226	15,972	2,072,622	1,384,079

Units purchased	261,126	420,665	848,585	984,465	11,297	52,967	1,288,366	1,096,389
Units redeemed	(478,776)	(423,207)	(1,051,409)	(1,132,045)	(16,107)	(5,713)	1,600,008	(407,846)

Ending units	1,397,018	1,614,668	2,474,314	2,677,138	58,416	63,226	1,760,980	2,072,622

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FedAmLead		FedCapAp		FedQualBd		FidVIPEIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,577	2,560	3,696	658	3,185,853	3,408,509	1,369,839	1,135,439
Realized gain (loss) on investments	15,968	3,653	9,843	2,338	1,258,569	357,641	2,118,437	731,696
Change in unrealized gain (loss) on investments	(6,278)	18,422	(6,170)	12,662	(3,953,905)	(1,501,593)	(1,838,486)	7,762,067
Reinvested capital gains	–	–	–	–	573,294	784,976	3,438,952	320,432

Net increase (decrease) in contract owners’ equity resulting from operations	14,267	24,635	7,369	15,658	1,063,811	3,049,533	5,088,742	9,949,634

Equity transactions:
Purchase payments received from contract owners (note 6)	58,906	27,860	87,266	74,242	13,737,160	13,140,522	15,756,584	14,140,360
Transfers between funds	(35,976)	128,436	(75,044)	203,034	2,793,926	(345,664)	(7,412,500)	996,764
Surrenders (note 6)	(1,036)	(230)	(5,448)	(97)	(15,016,478)	(1,290,987)	(11,971,226)	(5,572,610)
Death benefits (note 4)	(964)	–	–	–	(169,066)	(51,692)	(255,046)	(155,714)
Net policy repayments (loans) (note 5)	(10,902)	(5,434)	(1,812)	(4,606)	(194,668)	41,896	(744,550)	(240,600)
Deductions for surrender charges (note 2d)	(414)	(540)	(858)	(84)	(110,776)	(85,221)	(361,920)	(245,813)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(18,050)	(16,976)	(28,736)	(24,874)	(2,608,400)	(3,014,238)	(4,347,476)	(4,668,800)
Asset charges (note 3):
FPVUL & VEL contracts	(1,076)	(818)	(1,062)	(734)	(73,832)	(74,083)	(206,659)	(190,810)
MSP contracts	–	–	–	–	(3,399)	(3,479)	(8,604)	(7,785)
SL contracts	(207)	(128)	(340)	(82)	(79,302)	(67,031)	(33,932)	(30,570)
Adjustments to maintain reserves	2	(77)	(9)	752	(1,850)	(54,157)	(12)	17,681

Net equity transactions	(9,717)	132,093	(26,043)	247,551	(1,726,685)	8,195,866	(9,585,341)	4,042,103

Net change in contract owners’ equity	4,550	156,728	(18,674)	263,209	(662,874)	11,245,399	(4,496,599)	13,991,737
Contract owners’ equity beginning of period	310,423	153,695	364,201	100,992	95,370,570	84,125,171	100,509,616	86,517,879

Contract owners’ equity end of period	$314,973	310,423	345,527	364,201	94,707,696	95,370,570	96,013,017	100,509,616

CHANGES IN UNITS:
Beginning units	22,444	12,199	28,136	8,379	6,900,038	6,303,421	7,385,638	7,035,458

Units purchased	4,332	12,175	7,244	22,324	2,511,786	2,476,528	2,743,364	2,168,134
Units redeemed	(5,092)	(1,930)	(9,188)	(2,567)	(2,643,884)	(1,879,911)	(3,417,164)	(1,817,954)

Ending units	21,684	22,444	26,192	28,136	6,767,940	6,900,038	6,711,838	7,385,638

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrS		FidVIPHIS		FidVIPOvS		FidVIPOvSR
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$315,755	30,821	3,622,550	2,109,409	180,586	306,414	(711)	–
Realized gain (loss) on investments	(2,666,458)	(6,416,202)	1,862,736	1,028,520	2,861,790	2,951,398	27,717	–
Change in unrealized gain (loss) on investments	7,486,842	9,944,558	(4,923,157)	(787,461)	4,281,500	1,320,701	959,109	–
Reinvested capital gains	–	–	–	–	220,424	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,136,139	3,559,177	562,129	2,350,468	7,544,300	4,578,513	986,115	–

Equity transactions:
Purchase payments received from contract owners (note 6)	15,865,266	16,493,502	2,969,550	2,785,596	5,876,826	6,310,522	2,056,868	–
Transfers between funds	(13,195,054)	(2,755,076)	(9,516,732)	5,531,034	(1,608,848)	6,679,008	4,639,972	–
Surrenders (note 6)	(15,708,500)	(5,758,486)	(4,072,626)	(1,199,507)	(5,320,332)	(3,264,689)	(74,592)	–
Death benefits (note 4)	(271,136)	(172,812)	(66,840)	(88,758)	(29,950)	(97,444)	(9,904)	–
Net policy repayments (loans) (note 5)	(658,242)	(427,150)	(134,236)	26,200	(288,352)	(93,240)	(133,300)	–
Deductions for surrender charges (note 2d)	(491,654)	(489,519)	(41,476)	(86,439)	(95,482)	(81,763)	(6,544)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(5,448,834)	(6,486,112)	(1,018,984)	(1,178,226)	(1,535,702)	(1,546,756)	(207,510)	–
Asset charges (note 3):
FPVUL & VEL contracts	(237,148)	(241,652)	(45,982)	(48,135)	(61,931)	(54,634)	(9,862)	–
MSP contracts	(8,323)	(8,401)	(1,974)	(2,229)	(1,786)	(1,680)	(66)	–
SL contracts	(34,472)	(36,204)	(7,344)	(7,483)	(33,543)	(28,364)	(1,707)	–
Adjustments to maintain reserves	(4,612)	(75,263)	(7)	(57,666)	(102)	372,976	203	–

Net equity transactions	(20,192,709)	42,827	(11,936,651)	5,674,387	(3,099,202)	8,193,936	6,253,558	–

Net change in contract owners’ equity	(15,056,570)	3,602,004	(11,374,522)	8,024,855	4,445,098	12,772,449	7,239,673	–
Contract owners’ equity beginning of period	114,709,332	111,107,328	35,020,234	26,995,379	42,968,166	30,195,717	–	–

Contract owners’ equity end of period	$99,652,762	114,709,332	23,645,712	35,020,234	47,413,264	42,968,166	7,239,673	–

CHANGES IN UNITS:
Beginning units	10,540,460	9,891,920	3,219,284	2,909,209	3,624,196	2,878,586	–	–

Units purchased	3,205,097	4,277,317	544,012	1,057,111	1,273,529	1,576,627	620,775	–
Units redeemed	(5,116,097)	(3,628,777)	(1,547,922)	(747,036)	(1,453,891)	(831,017)	(41,601)	–

Ending units	8,629,460	10,540,460	2,215,374	3,219,284	3,443,834	3,624,196	579,174	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPConS		FidVIPIGBdS		FidVIPGrOpS		FidVIPMCapS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$92,541	108,194	150,542	34,548	119,420	65,304	(8,369)	(1,265)
Realized gain (loss) on investments	4,136,516	2,936,981	(23,034)	(41,199)	86,856	(458,387)	249,701	127,988
Change in unrealized gain (loss) on investments	18,430,598	12,911,537	(108,323)	54,096	1,056,050	1,497,336	2,420,458	963,441
Reinvested capital gains	23,808	–	94,116	24,872	–	–	151,660	–

Net increase (decrease) in contract owners’ equity resulting from operations	22,683,463	15,956,712	113,301	72,317	1,262,326	1,104,253	2,813,450	1,090,164

Equity transactions:
Purchase payments received from contract owners (note 6)	16,394,398	15,832,014	1,026,212	425,268	1,754,880	2,143,792	2,951,232	1,100,880
Transfers between funds	30,213,612	4,428,368	3,150,406	2,848,262	(1,134,170)	347,844	9,715,822	4,575,574
Surrenders (note 6)	(13,859,172)	(6,881,163)	(245,338)	(112,251)	(1,844,984)	(1,255,890)	(674,746)	(181,579)
Death benefits (note 4)	(234,250)	(260,368)	(6,042)	–	(16,488)	(42,868)	(1,216)	–
Net policy repayments (loans) (note 5)	(1,233,364)	(190,584)	(12,548)	(5,936)	(147,918)	(82,826)	10,872	(55,096)
Deductions for surrender charges (note 2d)	(357,934)	(303,706)	(9,022)	(10,424)	(81,292)	(63,633)	(36,688)	(21,433)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(6,103,102)	(5,731,266)	(319,270)	(149,376)	(844,658)	(970,196)	(881,710)	(319,584)
Asset charges (note 3):
FPVUL & VEL contracts	(299,334)	(246,359)	(14,938)	(6,030)	(46,453)	(45,330)	(43,826)	(13,839)
MSP contracts	(8,483)	(6,485)	(1,062)	(403)	(1,949)	(1,880)	(1,247)	(107)
SL contracts	(42,938)	(33,578)	(5,038)	(1,483)	(8,096)	(7,582)	(6,080)	(2,191)
Adjustments to maintain reserves	(3,799)	51,006	49	95	20	897	102	23

Net equity transactions	24,465,634	6,657,879	3,563,409	2,987,722	(2,371,108)	22,328	11,032,515	5,082,648

Net change in contract owners’ equity	47,149,097	22,614,591	3,676,710	3,060,039	(1,108,782)	1,126,581	13,845,965	6,172,812
Contract owners’ equity beginning of period	118,791,684	96,177,093	3,752,463	692,424	16,813,635	15,687,054	7,576,866	1,404,054

Contract owners’ equity end of period	$165,940,781	118,791,684	7,429,173	3,752,463	15,704,853	16,813,635	21,422,831	7,576,866

CHANGES IN UNITS:
Beginning units	7,531,262	6,956,452	352,046	67,767	1,727,558	1,733,173	431,128	99,682

Units purchased	4,559,276	3,070,750	369,222	311,688	206,267	566,599	681,060	366,580
Units redeemed	(2,677,512)	(2,495,940)	(38,262)	(27,409)	(458,173)	(572,214)	(79,838)	(35,134)

Ending units	9,413,026	7,531,262	683,006	352,046	1,475,652	1,727,558	1,032,350	431,128

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPVaIS		FidVIPCon2		FidFF2010		FidFF2020
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,084)	(5,771)	11,036	–	715	–	3,112	–
Realized gain (loss) on investments	115,688	405,439	107,447	–	1,380	–	206	–
Change in unrealized gain (loss) on investments	(133,755)	178,029	54,320	–	4,610	–	18,735	–
Reinvested capital gains	181,130	11,920	145,810	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	159,979	589,617	318,613	–	6,705	–	22,053	–

Equity transactions:
Purchase payments received from contract owners (note 6)	1,385,438	1,241,854	340,846	–	9,194	–	103,284	–
Transfers between funds	947,812	448,464	3,045,578	–	151,812	–	467,838	–
Surrenders (note 6)	(875,876)	(210,668)	(57,482)	–	–	–	–	–
Death benefits (note 4)	(5,316)	(8,734)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(59,056)	(10,848)	(299,276)	–	–	–	–	–
Deductions for surrender charges (note 2d)	(27,204)	(13,283)	(7,448)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(338,404)	(353,522)	(46,042)	–	(2,716)	–	(6,724)	–
Asset charges (note 3):
FPVUL & VEL contracts	(17,472)	(14,087)	(3,121)	–	(296)	–	(319)	–
MSP contracts	(260)	(625)	(65)	–	(7)	–	(29)	–
SL contracts	(1,356)	(1,255)	(610)	–	(18)	–	(182)	–
Adjustments to maintain reserves	33	196	96	–	32	–	33	–

Net equity transactions	1,008,339	1,077,492	2,972,476	–	158,001	–	563,901	–

Net change in contract owners’ equity	1,168,318	1,667,109	3,291,089	–	164,706	–	585,954	–
Contract owners’ equity beginning of period	6,041,484	4,374,375	–	–	–	–	–	–

Contract owners’ equity end of period	$7,209,802	6,041,484	3,291,089	–	164,706	–	585,954	–

CHANGES IN UNITS:
Beginning units	448,246	369,649	–	–	–	–	–	–

Units purchased	261,816	159,620	274,541	–	15,528	–	53,370	–
Units redeemed	(189,488)	(81,023)	(31,015)	–	(286)	–	(670)	–

Ending units	520,574	448,246	243,526	–	15,242	–	52,700	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidFF2030		FrVIPRisDiv		FTVIPSmCpVal		FrVIPForSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,394	–	106,370	37,030	50,625	3,746	65,505	26,666
Realized gain (loss) on investments	1,749	–	262,438	118,323	312,333	13,427	331,176	49,975
Change in unrealized gain (loss) on investments	8,629	–	56,160	473,356	164,953	493,415	5,302	469,226
Reinvested capital gains	–	–	66,316	70,156	36,068	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,772	–	491,284	698,865	563,979	510,588	401,983	545,867

Equity transactions:
Purchase payments received from contract owners (note 6)	13,316	–	2,098,686	1,658,934	1,077,760	481,894	326,330	800,890
Transfers between funds	247,296	–	1,800,778	4,507,000	2,336,672	2,556,824	(482,022)	1,855,158
Surrenders (note 6)	–	–	(315,366)	(248,370)	(172,148)	(78,921)	(116,026)	(141,121)
Death benefits (note 4)	–	–	(95,850)	(19,008)	(4,942)	(2,226)	(6,452)	(3,480)
Net policy repayments (loans) (note 5)	1,516	–	32,678	(191,624)	(95,420)	(9,024)	(43,528)	(6,538)
Deductions for surrender charges (note 2d)	–	–	(22,302)	(18,481)	(27,576)	(5,533)	(6,634)	(8,841)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(8,108)	–	(722,572)	(357,886)	(391,454)	(146,202)	(199,476)	(127,038)
Asset charges (note 3):
FPVUL & VEL contracts	(238)	–	(37,083)	(18,451)	(19,615)	(6,113)	(12,250)	(6,960)
MSP contracts	(126)	–	(1,504)	(667)	(590)	(13)	(389)	(109)
SL contracts	–	–	(5,009)	(2,296)	(1,864)	(536)	(2,432)	(1,053)
Adjustments to maintain reserves	52	–	126	(8,863)	60	148	9	(7,188)

Net equity transactions	253,708	–	2,732,582	5,300,288	2,700,883	2,790,298	(542,870)	2,353,720

Net change in contract owners’ equity	265,480	–	3,223,866	5,999,153	3,264,862	3,300,886	(140,887)	2,899,587
Contract owners’ equity beginning of period	–	–	8,706,819	2,707,666	3,934,677	633,791	4,125,798	1,226,211

Contract owners’ equity end of period	$265,480	–	11,930,685	8,706,819	7,199,539	3,934,677	3,984,911	4,125,798

CHANGES IN UNITS:
Beginning units	–	–	635,954	220,019	237,384	47,449	261,568	92,411

Units purchased	24,209	–	293,265	484,374	201,690	207,280	38,499	188,578
Units redeemed	(777)	–	(88,739)	(68,439)	(40,534)	(17,345)	(71,387)	(19,421)

Ending units	23,432	–	840,480	635,954	398,540	237,384	228,680	261,568

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FrVIPSmCpValS		FrVIPForSec2		FrVIPGISec3		TmDevMktS3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,748)	–	87,022	92,564	5,901	–	457	–
Realized gain (loss) on investments	40,902	–	1,534,763	1,199,799	(6,244)	–	7,969	–
Change in unrealized gain (loss) on investments	74,889	–	(600,489)	711,656	4,235	–	185,687	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	112,043	–	1,021,296	2,004,019	3,892	–	194,113	–

Equity transactions:
Purchase payments received from contract owners (note 6)	196,696	–	2,131,210	2,142,386	16,304	–	209,176	–
Transfers between funds	2,137,536	–	2,125,994	761,090	529,856	–	1,691,242	–
Surrenders (note 6)	(41,170)	–	(3,701,404)	(562,239)	(11,680)	–	(24,274)	–
Death benefits (note 4)	–	–	(18,098)	(10,292)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(32,960)	–	(582)	–	(2,038)	–
Deductions for surrender charges (note 2d)	–	–	–	(935)	(774)	–	(892)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(14,272)	–	(248,898)	(275,606)	(9,576)	–	(26,054)	–
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(565)	–	(1,466)	–
MSP contracts	–	–	–	–	(3)	–	(37)	–
SL contracts	–	–	–	–	(37)	–	(212)	–
Adjustments to maintain reserves	27	–	71	197	69	–	60	–

Net equity transactions	2,278,817	–	255,915	2,054,601	523,012	–	1,845,505	–

Net change in contract owners’ equity	2,390,860	–	1,277,211	4,058,620	526,904	–	2,039,618	–
Contract owners’ equity beginning of period	–	–	12,032,598	7,973,978	–	–	–	–

Contract owners’ equity end of period	$2,390,860	–	13,309,809	12,032,598	526,904	–	2,039,618	–

CHANGES IN UNITS:
Beginning units	–	–	814,750	638,033	–	–	–	–

Units purchased	213,805	–	577,671	500,088	55,698	–	163,904	–
Units redeemed	(2,993)	–	(570,789)	(323,371)	(2,374)	–	(4,612)	–

Ending units	210,812	–	821,632	814,750	53,324	–	159,292	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FrVIPForSec3		GVITDryIntVal		GVITDMidCapI		GVITEmMrkts
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,397	–	55,001	34,796	623,730	226,272	62,640	88,806
Realized gain (loss) on investments	55,569	–	382,048	38,761	2,511,390	1,121,345	262,189	823,392
Change in unrealized gain (loss) on investments	165,707	–	(201,407)	430,051	545,209	5,605,147	2,255,101	(626,920)
Reinvested capital gains	–	–	164,802	–	4,400,544	1,548,608	1,416,338	869,916

Net increase (decrease) in contract owners’ equity resulting from operations	227,673	–	400,444	503,608	8,080,873	8,501,372	3,996,268	1,155,194

Equity transactions:
Purchase payments received from contract owners (note 6)	601,634	–	427,864	545,830	9,342,156	9,108,294	1,063,272	1,469,478
Transfers between funds	2,105,088	–	(1,727,918)	3,504,332	3,263,140	4,448,740	2,726,062	2,333,432
Surrenders (note 6)	(21,206)	–	(166,130)	(23,470)	(6,689,850)	(3,369,706)	(927,718)	(302,028)
Death benefits (note 4)	(78)	–	(1,214)	(2,400)	(139,284)	(73,274)	(8,862)	(10,868)
Net policy repayments (loans) (note 5)	(152,176)	–	(64,012)	(10,212)	(429,490)	(269,480)	(200,718)	20,856
Deductions for surrender charges (note 2d)	(2,554)	–	(14,418)	(1,737)	(128,538)	(181,331)	(23,722)	(23,236)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(67,610)	–	(249,934)	(126,390)	(2,271,002)	(2,240,264)	(517,360)	(463,356)
Asset charges (note 3):
FPVUL & VEL contracts	(3,636)	–	(14,294)	(6,341)	(98,800)	(85,832)	(22,865)	(19,049)
MSP contracts	(6)	–	(419)	(172)	(1,704)	(1,727)	(673)	(359)
SL contracts	(681)	–	(1,722)	(813)	(40,622)	(32,833)	(2,600)	(2,542)
Adjustments to maintain reserves	135	–	(6,014)	4,643	72	7,959	(79)	218

Net equity transactions	2,458,910	–	(1,818,211)	3,883,270	2,806,078	7,310,546	2,084,737	3,002,546

Net change in contract owners’ equity	2,686,583	–	(1,417,767)	4,386,878	10,886,951	15,811,918	6,081,005	4,157,740
Contract owners’ equity beginning of period	–	–	4,717,622	330,744	65,972,715	50,160,797	11,187,057	7,029,317

Contract owners’ equity end of period	$2,686,583	–	3,299,855	4,717,622	76,859,666	65,972,715	17,268,062	11,187,057

CHANGES IN UNITS:
Beginning units	–	–	281,276	23,901	3,680,328	3,148,003	804,812	610,156

Units purchased	261,576	–	30,182	269,128	1,562,959	1,178,344	529,950	453,619
Units redeemed	(23,584)	–	(135,938)	(11,753)	(1,303,521)	(646,019)	(395,322)	(258,963)

Ending units	237,992	–	175,520	281,276	3,939,766	3,680,328	939,440	804,812

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITFHiInc		GVITGlFin1		GVITGlHlth		GVITGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,109,153	2,564,570	45,006	33,876	(4,508)	(4,552)	(6,698)	(9,080)
Realized gain (loss) on investments	322,559	1,250,192	88,039	186,721	204,903	(30,279)	(525,154)	611,568
Change in unrealized gain (loss) on investments	(2,006,710)	(471,186)	(184,975)	115,389	(259,358)	298,651	56,940	(347,539)
Reinvested capital gains	–	–	289,878	171,722	503,492	17,644	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	425,002	3,343,576	237,948	507,708	444,529	281,464	(474,912)	254,949

Equity transactions:
Purchase payments received from contract owners (note 6)	6,373,758	7,483,798	281,046	371,158	481,804	722,258	714,700	964,750
Transfers between funds	(6,839,472)	(4,521,700)	225,740	(74,404)	(403,358)	1,590,936	(4,730,636)	3,887,812
Surrenders (note 6)	(14,345,400)	(1,111,388)	(256,480)	(35,563)	(924,374)	(144,050)	(507,860)	(129,273)
Death benefits (note 4)	(65,406)	(112,286)	(2,932)	(7,368)	(5,272)	(35,664)	(4,632)	(6,512)
Net policy repayments (loans) (note 5)	(785,914)	53,334	(32,252)	(3,710)	(59,736)	(1,194)	(53,680)	(12,252)
Deductions for surrender charges (note 2d)	(57,228)	(61,114)	(3,222)	(4,527)	(17,834)	(12,931)	(13,206)	(15,310)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,041,276)	(1,311,610)	(115,474)	(138,498)	(222,078)	(219,134)	(249,672)	(301,508)
Asset charges (note 3):
FPVUL & VEL contracts	(37,212)	(45,479)	(5,550)	(5,261)	(9,417)	(9,432)	(9,991)	(12,107)
MSP contracts	(1,470)	(1,403)	(54)	(30)	(228)	(105)	(361)	(367)
SL contracts	(25,315)	(20,060)	(1,022)	(957)	(1,895)	(1,767)	(824)	(970)
Adjustments to maintain reserves	(3)	(30,643)	(9)	473	53	195	(1)	(303)

Net equity transactions	(16,824,938)	321,449	89,791	101,313	(1,162,335)	1,889,112	(4,856,163)	4,373,960

Net change in contract owners’ equity	(16,399,936)	3,665,025	327,739	609,021	(717,806)	2,170,576	(5,331,075)	4,628,909
Contract owners’ equity beginning of period	39,599,453	35,934,428	2,999,546	2,390,525	4,964,595	2,794,019	10,489,252	5,860,343

Contract owners’ equity end of period	$23,199,517	39,599,453	3,327,285	2,999,546	4,246,789	4,964,595	5,158,177	10,489,252

CHANGES IN UNITS:
Beginning units	2,744,224	2,765,090	203,038	195,399	404,734	245,499	3,306,446	1,923,437

Units purchased	789,445	1,023,294	165,679	91,983	147,634	210,373	673,755	1,817,494
Units redeemed	(1,956,103)	(1,044,160)	(166,305)	(84,344)	(232,892)	(51,138)	2,344,845	(434,485)

Ending units	1,577,566	2,744,224	202,412	203,038	319,476	404,734	1,635,356	3,306,446

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlUtl1		GVITGvtBd		GVITGrowth		GVITIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$60,298	20,807	4,759,437	7,538,438	10,461	46,932	25,055	13,051
Realized gain (loss) on investments	253,457	108,716	(2,242,014)	959,610	(40,719)	(370,475)	268,998	263,101
Change in unrealized gain (loss) on investments	(476,164)	165,443	1,197,817	(6,769,675)	1,040,630	1,543,358	343,491	(27,696)
Reinvested capital gains	343,590	117,478	236,680	2,833,814	–	–	7,948	–

Net increase (decrease) in contract owners’ equity resulting from operations	181,181	412,444	3,951,920	4,562,187	1,010,372	1,219,815	645,492	248,456

Equity transactions:
Purchase payments received from contract owners (note 6)	356,450	276,686	21,911,980	24,085,672	2,709,490	3,219,676	267,878	252,026
Transfers between funds	(175,202)	1,366,596	(5,115,464)	(32,459,168)	(440,902)	(891,008)	1,185,928	(982,540)
Surrenders (note 6)	(722,856)	(23,567)	(21,786,506)	(11,441,756)	(868,508)	(681,844)	(313,778)	(39,152)
Death benefits (note 4)	(760)	(324)	(133,674)	(198,830)	(43,706)	(103,252)	(2)	(64)
Net policy repayments (loans) (note 5)	(43,628)	(2,610)	(502,924)	(351,504)	(177,162)	(122,620)	(2,814)	(2,500)
Deductions for surrender charges (note 2d)	(3,230)	(2,983)	(187,848)	(521,758)	(77,088)	(71,819)	(5,918)	(5,944)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(116,492)	(59,288)	(4,017,174)	(4,884,014)	(1,345,570)	(1,447,388)	(90,300)	(69,098)
Asset charges (note 3):
FPVUL & VEL contracts	(6,287)	(2,524)	(114,859)	(115,093)	(68,772)	(64,513)	(4,638)	(3,348)
MSP contracts	(462)	(43)	(15,592)	(17,435)	(2,172)	(2,240)	(245)	(189)
SL contracts	(1,553)	(268)	(87,766)	(77,362)	(7,459)	(6,699)	(190)	(204)
Adjustments to maintain reserves	42	161	85	(38,598)	19	241	39	433,435

Net equity transactions	(713,978)	1,551,836	(10,049,742)	(26,019,846)	(321,830)	(171,466)	1,035,960	(417,578)

Net change in contract owners’ equity	(532,797)	1,964,280	(6,097,822)	(21,457,659)	688,542	1,048,349	1,681,452	(169,122)
Contract owners’ equity beginning of period	2,812,385	848,105	139,762,178	161,219,837	15,949,623	14,901,274	1,882,441	2,051,563

Contract owners’ equity end of period	$2,279,588	2,812,385	133,664,356	139,762,178	16,638,165	15,949,623	3,563,893	1,882,441

CHANGES IN UNITS:
Beginning units	201,304	78,867	10,130,786	11,739,257	2,195,790	2,222,372	243,720	302,911

Units purchased	68,084	161,650	3,838,241	4,124,396	485,451	583,168	189,792	75,954
Units redeemed	(116,096)	(39,213)	(4,434,503)	(5,732,867)	(529,575)	(609,750)	(79,468)	(135,145)

Ending units	153,292	201,304	9,534,524	10,130,786	2,151,666	2,195,790	354,044	243,720

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITJPBal		GVITSMdCpGr		GVITMyMkt		GVITNWFund
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$381,003	365,375	(7,156)	(14,726)	3,194,754	1,092,463	2,693,622	2,751,977
Realized gain (loss) on investments	984,632	176,924	3,895,659	903,791	–	–	651,321	105,578
Change in unrealized gain (loss) on investments	(887,239)	1,096,457	(3,047,260)	1,889,603	–	–	22,877,449	18,602,994
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	478,396	1,638,756	841,243	2,778,668	3,194,754	1,092,463	26,222,392	21,460,549

Equity transactions:
Purchase payments received from contract owners (note 6)	2,349,346	2,759,896	2,403,218	2,740,526	59,551,946	91,624,704	6,624,320	7,086,110
Transfers between funds	(1,165,522)	(1,062,356)	(11,690,018)	8,464,512	(42,927,020)	(75,103,776)	204,038,642	(754,832)
Surrenders (note 6)	(1,832,352)	(1,835,320)	(3,225,070)	(739,209)	(15,681,862)	(38,910,568)	(3,009,076)	(2,436,781)
Death benefits (note 4)	(218,846)	(39,280)	(17,596)	(15,356)	(412,398)	(461,846)	(251,798)	(199,992)
Net policy repayments (loans) (note 5)	(125,112)	5,368	(195,112)	(170,470)	(6,812)	(1,204,930)	(648,492)	(320,612)
Deductions for surrender charges (note 2d)	(50,382)	(91,815)	(68,996)	(91,667)	(1,280,192)	(1,487,186)	(263,592)	(205,286)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(930,210)	(1,007,232)	(977,532)	(1,124,136)	(9,684,038)	(11,958,702)	(5,077,432)	(5,361,854)
Asset charges (note 3):
FPVUL & VEL contracts	(42,879)	(41,577)	(48,945)	(45,277)	(384,378)	(419,623)	(184,722)	(173,614)
MSP contracts	(2,511)	(2,267)	(1,022)	(824)	(25,514)	(27,238)	(13,351)	(12,330)
SL contracts	(9,929)	(8,513)	(6,129)	(5,401)	(80,260)	(83,030)	(15,435)	(14,327)
Adjustments to maintain reserves	(697)	194	(2)	221	149,406	(2,214,087)	2,184	1,782

Net equity transactions	(2,029,094)	(1,322,902)	(13,827,204)	9,012,919	(10,781,122)	(40,246,282)	201,201,248	(2,391,736)

Net change in contract owners’ equity	(1,550,698)	315,854	(12,985,961)	11,791,587	(7,586,368)	(39,153,819)	227,423,640	19,068,813
Contract owners’ equity beginning of period	20,969,135	20,653,281	29,297,196	17,505,609	127,029,596	166,183,415	243,516,028	224,447,215

Contract owners’ equity end of period	$19,418,437	20,969,135	16,311,235	29,297,196	119,443,228	127,029,596	470,939,668	243,516,028

CHANGES IN UNITS:
Beginning units	1,828,006	1,965,948	2,993,638	1,734,720	10,347,602	13,832,030	22,700,198	22,934,562

Units purchased	503,846	462,314	432,791	1,770,411	5,033,223	8,059,518	19,832,722	917,003
Units redeemed	(686,178)	(600,256)	(2,173,377)	(511,493)	(5,881,527)	(11,543,946)	(1,043,418)	(1,151,367)

Ending units	1,645,674	1,828,006	1,253,052	2,993,638	9,499,298	10,347,602	41,489,502	22,700,198

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITLead		GVITNStrVal		GVITSmCapGr		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$10,016	2,093	–	(458)	(26,072)	(27,171)	(51,701)	(122,124)
Realized gain (loss) on investments	78,658	24,049	–	489,317	1,655,433	1,409,400	3,010,666	2,324,489
Change in unrealized gain (loss) on investments	(134,132)	67,267	–	(371,091)	(103,778)	1,674,218	(10,694,552)	5,004,439
Reinvested capital gains	131,530	9,814	–	–	–	–	9,974,530	6,436,436

Net increase (decrease) in contract owners’ equity resulting from operations	86,072	103,223	–	117,768	1,525,583	3,056,447	2,238,943	13,643,240

Equity transactions:
Purchase payments received from contract owners (note 6)	81,950	89,246	–	61,038	4,919,556	3,870,884	11,548,638	11,262,248
Transfers between funds	280,028	209,198	–	(1,771,832)	(4,744,034)	2,840,268	(6,831,554)	(4,422,156)
Surrenders (note 6)	(283,570)	(30,949)	–	(2,570)	(3,131,300)	(563,151)	(9,258,820)	(3,082,384)
Death benefits (note 4)	(2)	(2)	–	–	(22,744)	(19,870)	(134,276)	(86,192)
Net policy repayments (loans) (note 5)	39,324	(10,408)	–	(426)	(230,390)	(80,632)	(447,176)	(511,704)
Deductions for surrender charges (note 2d)	(4,038)	(1,397)	–	(99)	(69,526)	(53,430)	(227,778)	(186,303)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(33,634)	(23,120)	–	(24,384)	(964,198)	(1,043,252)	(3,327,252)	(3,786,368)
Asset charges (note 3):
FPVUL & VEL contracts	(1,679)	(997)	–	(1,177)	(45,750)	(41,546)	(164,326)	(158,950)
MSP contracts	–	–	–	(188)	(793)	(673)	(5,167)	(4,943)
SL contracts	(49)	(42)	–	(197)	(14,601)	(11,652)	(31,488)	(31,043)
Adjustments to maintain reserves	4	91	–	(18)	(2,405)	988,085	(4,800)	(71,394)

Net equity transactions	78,334	231,620	–	(1,739,853)	(4,306,185)	5,885,031	(8,883,999)	(1,079,189)

Net change in contract owners’ equity	164,406	334,843	–	(1,622,085)	(2,780,602)	8,941,478	(6,645,056)	12,564,051
Contract owners’ equity beginning of period	699,824	364,981	–	1,622,085	28,786,529	19,845,051	92,889,465	80,325,414

Contract owners’ equity end of period	$864,230	699,824	–	–	26,005,927	28,786,529	86,244,409	92,889,465

CHANGES IN UNITS:
Beginning units	55,742	34,475	–	156,411	1,863,398	1,453,721	4,231,442	4,241,435

Units purchased	32,344	29,157	–	24,511	618,362	700,563	1,603,362	944,605
Units redeemed	(25,728)	(7,890)	–	(180,922)	(926,478)	(290,886)	(1,967,304)	(954,598)

Ending units	62,358	55,742	–	–	1,555,282	1,863,398	3,867,500	4,231,442

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmComp		GVITTGroFoc		GVITUSGro		GVITVKMultiSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(170,116)	(174,098)	–	(302)	(3,737)	(3,470)	704,651	819,412
Realized gain (loss) on investments	3,737,587	4,271,079	–	93,434	97,675	(375,192)	55,235	721,092
Change in unrealized gain (loss) on investments	(4,647,318)	660,494	–	(66,842)	(551,367)	578,925	(490,913)	(502,965)
Reinvested capital gains	12,618,912	10,264,062	–	–	967,114	165,876	105,992	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,539,065	15,021,537	–	26,290	509,685	366,139	374,965	1,037,539

Equity transactions:
Purchase payments received from contract owners (note 6)	13,189,146	12,360,798	582	95,836	618,688	685,388	2,328,590	2,572,366
Transfers between funds	6,068,378	(7,948,742)	(3,206)	(1,186,628)	2,635,942	(834,030)	6,286,074	(7,238,858)
Surrenders (note 6)	(8,628,358)	(6,004,130)	–	(22,176)	(800,512)	(176,278)	(2,489,696)	(2,328,979)
Death benefits (note 4)	(173,698)	(194,390)	–	(386)	(4,592)	(7,312)	(86,920)	(9,534)
Net policy repayments (loans) (note 5)	(121,272)	(392,018)	–	(2,830)	(31,166)	(14,916)	(127,030)	(66,170)
Deductions for surrender charges (note 2d)	(151,950)	(269,700)	–	(858)	(8,178)	(11,543)	(51,082)	(28,653)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(3,277,318)	(3,220,796)	2,568	(22,424)	(212,052)	(249,472)	(737,666)	(823,722)
Asset charges (note 3):
FPVUL & VEL contracts	(138,233)	(116,411)	54	(827)	(9,349)	(9,914)	(28,630)	(26,060)
MSP contracts	(4,247)	(3,675)	–	(8)	(327)	(276)	(3,643)	(3,253)
SL contracts	(23,268)	(20,594)	–	(175)	(1,229)	(942)	(4,972)	(3,679)
Adjustments to maintain reserves	189	(27,428)	2	(8,761)	(12)	523	61	(89,250)

Net equity transactions	6,739,369	(5,837,086)	–	(1,149,237)	2,187,213	(618,772)	5,085,086	(8,045,792)

Net change in contract owners’ equity	18,278,434	9,184,451	–	(1,122,947)	2,696,898	(252,633)	5,460,051	(7,008,253)
Contract owners’ equity beginning of period	89,651,437	80,466,986	–	1,122,947	4,083,561	4,336,194	14,091,749	21,100,002

Contract owners’ equity end of period	$107,929,871	89,651,437	–	–	6,780,459	4,083,561	19,551,800	14,091,749

CHANGES IN UNITS:
Beginning units	4,948,194	5,165,973	–	337,566	290,806	346,883	980,208	1,587,574

Units purchased	3,368,175	1,744,812	1,416	63,741	228,574	111,043	824,057	417,112
Units redeemed	(2,548,995)	(1,962,591)	(1,416)	(401,307)	(87,900)	(167,120)	(452,789)	(1,024,478)

Ending units	5,767,374	4,948,194	–	–	431,480	290,806	1,351,476	980,208

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITCVal		GVITWLead		GVITDryIntVal3		GVITEmMrkts3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$156,510	116,619	49,630	(1,131)	27,628	–	5,044	–
Realized gain (loss) on investments	1,305,284	528,826	1,186,830	155,078	12,994	–	82,878	–
Change in unrealized gain (loss) on investments	(1,324,762)	911,636	(451,565)	451,020	329,682	–	257,113	–
Reinvested capital gains	280,896	–	–	–	44,172	–	436,362	–

Net increase (decrease) in contract owners’ equity resulting from operations	417,928	1,557,081	784,895	604,967	414,476	–	781,397	–

Equity transactions:
Purchase payments received from contract owners (note 6)	1,658,134	1,307,022	470,616	528,376	804,678	–	918,556	–
Transfers between funds	(1,053,884)	2,482,872	(353,660)	640,260	3,739,026	–	4,881,610	–
Surrenders (note 6)	(971,204)	(159,407)	(658,382)	(131,528)	(30,996)	–	(74,868)	–
Death benefits (note 4)	(20,678)	(9,702)	(5,270)	(6,904)	(4,740)	–	–	–
Net policy repayments (loans) (note 5)	(51,712)	(72,056)	(23,198)	11,246	(175,306)	–	(242,554)	–
Deductions for surrender charges (note 2d)	(34,204)	(20,575)	(29,412)	(12,284)	(5,070)	–	(3,340)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(575,530)	(476,054)	(266,276)	(254,858)	(127,042)	–	(87,142)	–
Asset charges (note 3):
FPVUL & VEL contracts	(29,150)	(18,785)	(14,568)	(12,977)	(6,801)	–	(4,316)	–
MSP contracts	(1,230)	(829)	(313)	(286)	(37)	–	(36)	–
SL contracts	(3,818)	(2,867)	(1,523)	(1,382)	(598)	–	(798)	–
Adjustments to maintain reserves	(65)	41,631	(15)	(80)	87	–	78	–

Net equity transactions	(1,083,341)	3,071,250	(882,001)	759,583	4,193,201	–	5,387,190	–

Net change in contract owners’ equity	(665,413)	4,628,331	(97,106)	1,364,550	4,607,677	–	6,168,587	–
Contract owners’ equity beginning of period	11,835,628	7,207,297	5,017,226	3,652,676	–	–	–	–

Contract owners’ equity end of period	$11,170,215	11,835,628	4,920,120	5,017,226	4,607,677	–	6,168,587	–

CHANGES IN UNITS:
Beginning units	1,010,062	728,021	440,648	359,266	–	–	–	–

Units purchased	292,506	381,660	189,720	178,586	434,685	–	493,064	–
Units redeemed	(429,190)	(99,619)	(275,646)	(97,204)	(32,337)	–	(30,544)	–

Ending units	873,378	1,010,062	354,722	440,648	402,348	–	462,520	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITFHiInc3		GVITGlHlth3		GVITGlTech3		GVITMyMkt5
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$183,162	–	(107)	–	(86)	–	8,508,706	2,205,220
Realized gain (loss) on investments	1,336	–	2,277	–	21,549	–	–	–
Change in unrealized gain (loss) on investments	(93,976)	–	(95,828)	–	27,832	–	–	–
Reinvested capital gains	–	–	125,938	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	90,522	–	32,280	–	49,295	–	8,508,706	2,205,220

Equity transactions:
Purchase payments received from contract owners (note 6)	1,495,072	–	366,960	–	385,176	–	206,045,210	181,752,108
Transfers between funds	2,962,702	–	1,012,502	–	723,270	–	(318,477,526)	(34,685,180)
Surrenders (note 6)	(50,746)	–	(15,840)	–	(42,726)	–	(90,778,732)	(31,071,081)
Death benefits (note 4)	(14)	–	–	–	–	–	(118,810)	(223,796)
Net policy repayments (loans) (note 5)	134,332	–	16,666	–	15,336	–	(677,190)	(2,686)
Deductions for surrender charges (note 2d)	(4,498)	–	(1,140)	–	(2,848)	–	–	(582,301)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(94,782)	–	(31,544)	–	(28,138)	–	(5,512,548)	(6,034,070)
Asset charges (note 3):
FPVUL & VEL contracts	(4,684)	–	(1,584)	–	(1,371)	–	–	–
MSP contracts	(17)	–	–	–	(6)	–	–	–
SL contracts	(2,149)	–	(395)	–	(151)	–	–	–
Adjustments to maintain reserves	303	–	108	–	166	–	(1,022)	1,246

Net equity transactions	4,435,519	–	1,345,733	–	1,048,708	–	(209,520,618)	109,154,240

Net change in contract owners’ equity	4,526,041	–	1,378,013	–	1,098,003	–	(201,011,912)	111,359,460
Contract owners’ equity beginning of period	–	–	–	–	–	–	397,214,945	285,855,485

Contract owners’ equity end of period	$4,526,041	–	1,378,013	–	1,098,003	–	196,203,033	397,214,945

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	39,192,402	28,409,452

Units purchased	462,157	–	134,867	–	95,265	–	27,053,095	26,328,821
Units redeemed	(32,773)	–	(6,585)	–	(6,123)	–	(47,333,809)	(15,545,871)

Ending units	429,384	–	128,282	–	89,142	–	18,911,688	39,192,402

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDAgg		GVITIDCon		GVITIDMod		GVITIDModAgg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$289,190	165,619	234,921	149,212	897,528	518,548	938,989	490,408
Realized gain (loss) on investments	615,352	187,284	219,555	45,003	744,897	331,395	1,254,258	480,505
Change in unrealized gain (loss) on investments	12,811	837,817	(329,049)	44,902	(103,063)	1,575,544	122,125	2,080,811
Reinvested capital gains	327,252	243,504	199,790	65,900	708,206	135,430	999,754	422,100

Net increase (decrease) in contract owners’ equity resulting from operations	1,244,605	1,434,224	325,217	305,017	2,247,568	2,560,917	3,315,126	3,473,824

Equity transactions:
Purchase payments received from contract owners (note 6)	3,447,214	3,434,152	2,136,868	2,139,028	9,144,332	7,928,864	11,048,024	7,254,544
Transfers between funds	2,915,728	2,820,256	6,892,036	1,412,054	8,129,376	9,313,826	9,653,958	13,619,108
Surrenders (note 6)	(787,234)	(89,584)	(7,199,914)	(166,685)	(1,604,592)	(545,430)	(3,544,782)	(531,514)
Death benefits (note 4)	(3,628)	(3,270)	(16,968)	(3,970)	(33,088)	(22,514)	(6,712)	(942,384)
Net policy repayments (loans) (note 5)	(96,544)	(112,058)	(24,024)	(15,024)	(582,182)	(344,684)	(262,200)	(353,846)
Deductions for surrender charges (note 2d)	(131,596)	(39,980)	(19,818)	(11,281)	(197,606)	(88,106)	(354,622)	(95,420)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,180,948)	(784,266)	(585,678)	(457,690)	(3,021,900)	(2,179,316)	(3,441,332)	(2,249,180)
Asset charges (note 3):
FPVUL & VEL contracts	(43,587)	(28,497)	(15,957)	(13,122)	(116,128)	(75,434)	(144,086)	(81,649)
MSP contracts	(477)	(334)	(4,901)	(3,162)	(10,823)	(6,469)	(7,326)	(4,587)
SL contracts	(4,658)	(3,704)	(5,037)	(3,914)	(14,565)	(10,205)	(14,989)	(8,312)
Adjustments to maintain reserves	146	161	(1)	147	185	(5,549)	77	202

Net equity transactions	4,114,416	5,192,876	1,156,606	2,876,381	11,693,009	13,964,983	12,926,010	16,606,962

Net change in contract owners’ equity	5,359,021	6,627,100	1,481,823	3,181,398	13,940,577	16,525,900	16,241,136	20,080,786
Contract owners’ equity beginning of period	13,100,671	6,473,571	8,154,875	4,973,477	32,670,282	16,144,382	36,131,272	16,050,486

Contract owners’ equity end of period	$18,459,692	13,100,671	9,636,698	8,154,875	46,610,859	32,670,282	52,372,408	36,131,272

CHANGES IN UNITS:
Beginning units	1,046,694	589,444	719,758	458,729	2,721,654	1,471,635	2,932,166	1,459,312

Units purchased	573,546	567,157	939,743	339,113	1,591,266	1,561,230	1,784,437	1,880,490
Units redeemed	(251,712)	(109,907)	(836,409)	(78,084)	(624,354)	(311,211)	(746,623)	(407,636)

Ending units	1,368,528	1,046,694	823,092	719,758	3,688,566	2,721,654	3,969,980	2,932,166

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDModCon		GSVITMidCap		JanBal		JanCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$416,545	261,289	154,348	125,668	152,654	151,038	(34,927)	(42,874)
Realized gain (loss) on investments	353,988	178,632	3,824,811	2,310,929	459,986	70,816	3,013,007	1,143,877
Change in unrealized gain (loss) on investments	(382,105)	325,139	(2,832,569)	1,269,480	26,626	363,085	1,708,676	5,549,490
Reinvested capital gains	319,252	82,536	4,779,360	3,321,362	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	707,680	847,596	5,925,950	7,027,439	639,266	584,939	4,686,756	6,650,493

Equity transactions:
Purchase payments received from contract owners (note 6)	2,403,516	2,154,210	8,697,054	4,622,376	1,225,974	1,160,576	5,269,780	6,422,848
Transfers between funds	5,932,492	3,059,048	19,116,412	10,080,864	(771,402)	1,679,870	(2,287,536)	(7,394,698)
Surrenders (note 6)	(961,250)	(60,961)	(16,028,218)	(848,903)	(807,376)	(69,424)	(4,583,720)	(1,752,563)
Death benefits (note 4)	(275,142)	(99,902)	(36,842)	(65,516)	(6,256)	(28,654)	(17,062)	(18,232)
Net policy repayments (loans) (note 5)	(28,104)	(118,076)	(1,252)	60,952	(27,354)	472	(330,624)	(134,220)
Deductions for surrender charges (note 2d)	(73,072)	(19,732)	–	(22,239)	(3,852)	(4,315)	(169,738)	(120,894)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(860,714)	(760,400)	(824,296)	(514,068)	(184,630)	(178,672)	(1,994,710)	(2,242,458)
Asset charges (note 3):
FPVUL & VEL contracts	(29,899)	(24,201)	–	–	(3,367)	(2,507)	(100,236)	(91,384)
MSP contracts	(5,848)	(4,040)	–	–	–	–	(2,390)	(2,106)
SL contracts	(7,150)	(8,196)	–	–	(549)	(435)	(13,231)	(11,896)
Adjustments to maintain reserves	178	87	150	467	44	193	(1,624)	463

Net equity transactions	6,095,007	4,117,837	10,923,008	13,313,933	(578,768)	2,557,104	(4,231,091)	(5,345,140)

Net change in contract owners’ equity	6,802,687	4,965,433	16,848,958	20,341,372	60,498	3,142,043	455,665	1,305,353
Contract owners’ equity beginning of period	13,908,122	8,942,689	37,892,546	17,551,174	8,250,482	5,108,439	42,449,914	41,144,561

Contract owners’ equity end of period	$20,710,809	13,908,122	54,741,504	37,892,546	8,310,980	8,250,482	42,905,579	42,449,914

CHANGES IN UNITS:
Beginning units	1,186,558	815,829	2,386,580	1,387,658	670,846	449,080	5,560,894	6,358,834

Units purchased	879,817	518,256	2,517,363	1,543,439	241,647	491,143	1,685,267	1,474,265
Units redeemed	(369,367)	(147,527)	(1,839,899)	(544,517)	(283,629)	(269,377)	(2,255,141)	(2,272,205)

Ending units	1,697,008	1,186,558	3,064,044	2,386,580	628,864	670,846	4,991,020	5,560,894

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanGlTech		JanIntGro		JanRMgLgCap		OGMidCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,541)	(8,121)	371,496	257,097	5,763	3,669	(8,296)	(8,348)
Realized gain (loss) on investments	(476,937)	(645,737)	5,363,604	2,563,889	6,996	5,557	343,944	331,182
Change in unrealized gain (loss) on investments	1,867,653	695,001	5,238,898	3,612,548	(49,154)	1,454	(31,068)	8,430
Reinvested capital gains	–	–	–	–	83,508	20,216	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,387,175	41,143	10,973,998	6,433,534	47,113	30,896	304,580	331,264

Equity transactions:
Purchase payments received from contract owners (note 6)	2,281,730	2,795,478	4,705,514	5,532,358	49,474	26,758	494,648	158,474
Transfers between funds	(1,413,638)	(1,856,896)	(5,758,140)	(3,450,776)	147,744	263,556	782,682	(276,630)
Surrenders (note 6)	(1,334,454)	(653,867)	(5,494,906)	(1,699,195)	(44,184)	(1,148)	(870,990)	(177,267)
Death benefits (note 4)	(4,292)	(8,038)	(17,372)	(31,014)	–	–	(2,886)	(1,030)
Net policy repayments (loans) (note 5)	(99,806)	(47,148)	(217,512)	(118,742)	(3,394)	(8,162)	–	–
Deductions for surrender charges (note 2d)	(71,836)	(63,144)	(188,528)	(120,978)	(3,450)	(210)	–	(461)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(795,868)	(1,005,570)	(1,685,664)	(1,873,360)	(21,760)	(11,240)	(66,548)	(68,502)
Asset charges (note 3):
FPVUL & VEL contracts	(42,571)	(42,706)	(87,703)	(75,471)	(1,339)	(592)	–	–
MSP contracts	(783)	(828)	(1,797)	(1,518)	(275)	–	–	–
SL contracts	(8,667)	(7,949)	(12,028)	(9,874)	(93)	(39)	–	–
Adjustments to maintain reserves	1,037	365	(6)	72,014	58	53	10	87

Net equity transactions	(1,489,148)	(890,303)	(8,758,142)	(1,776,556)	122,781	268,976	336,916	(365,329)

Net change in contract owners’ equity	(101,973)	(849,160)	2,215,856	4,656,978	169,894	299,872	641,496	(34,065)
Contract owners’ equity beginning of period	14,227,446	15,076,606	41,141,323	36,484,345	340,199	40,327	2,761,909	2,795,974

Contract owners’ equity end of period	$14,125,473	14,227,446	43,357,179	41,141,323	510,093	340,199	3,403,405	2,761,909

CHANGES IN UNITS:
Beginning units	3,971,414	4,234,188	5,514,336	5,805,013	23,542	3,278	192,734	219,218

Units purchased	871,305	1,097,931	1,598,196	1,967,284	13,493	22,085	261,089	153,069
Units redeemed	(1,311,087)	(1,360,705)	(2,714,954)	(2,257,961)	(5,209)	(1,821)	(239,581)	(179,553)

Ending units	3,531,632	3,971,414	4,397,578	5,514,336	31,826	23,542	214,242	192,734

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OGMidCapV		LASMdCpVaVC		MFSVITInvGrwI		MFSVITValIn
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$3,396	3,808	724	–	9,985	(393)	9,978	2,441
Realized gain (loss) on investments	89,704	31,563	731	–	48,694	6,510	39,281	5,319
Change in unrealized gain (loss) on investments	(70,259)	61,159	(4,233)	–	121,870	175,975	21,116	87,483
Reinvested capital gains	66,486	–	13,692	–	–	–	32,118	8,180

Net increase (decrease) in contract owners’ equity resulting from operations	89,327	96,530	10,914	–	180,549	182,092	102,493	103,423

Equity transactions:
Purchase payments received from contract owners (note 6)	120,354	200,088	(2)	–	722,216	421,652	363,110	237,958
Transfers between funds	(297,044)	322,510	225,126	–	649,508	1,862,074	460,144	497,492
Surrenders (note 6)	(201,206)	(318)	–	–	(65,716)	(42,476)	(25,282)	(3,873)
Death benefits (note 4)	(528)	(790)	–	–	(43,208)	–	(828)	(1,340)
Net policy repayments (loans) (note 5)	–	–	–	–	(10,682)	(13,232)	(13,326)	(2,552)
Deductions for surrender charges (note 2d)	–	–	–	–	(7,572)	(5,325)	(1,996)	(1,273)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(14,646)	(31,214)	(1,542)	–	(269,260)	(136,202)	(111,492)	(66,618)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(13,029)	(5,923)	(5,202)	(2,558)
MSP contracts	–	–	–	–	(173)	(123)	(201)	(8)
SL contracts	–	–	–	–	(623)	(321)	(727)	(177)
Adjustments to maintain reserves	35	65	45	–	11	(85)	32	108

Net equity transactions	(393,035)	490,341	223,627	–	961,472	2,080,039	664,232	657,159

Net change in contract owners’ equity	(303,708)	586,871	234,541	–	1,142,021	2,262,131	766,725	760,582
Contract owners’ equity beginning of period	1,181,616	594,745	–	–	2,713,578	451,447	1,028,753	268,171

Contract owners’ equity end of period	$877,908	1,181,616	234,541	–	3,855,599	2,713,578	1,795,478	1,028,753

CHANGES IN UNITS:
Beginning units	78,176	45,289	–	–	214,290	38,925	72,218	21,683

Units purchased	48,870	55,450	22,477	–	112,910	192,674	56,230	56,865
Units redeemed	(74,046)	(22,563)	(1,665)	–	(35,804)	(17,309)	(10,276)	(6,330)

Ending units	53,000	78,176	20,812	–	291,396	214,290	118,172	72,218

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FAMIntIndx		MLVIFLCCore2		NBAMTInt		NBAMTReg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$138	–	8,726	–	664	–	(162)	–
Realized gain (loss) on investments	29	–	3,475	–	2,547	–	2,701	–
Change in unrealized gain (loss) on investments	385	–	2,790	–	32,993	–	7,430	–
Reinvested capital gains	26	–	82,926	–	3,050	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	578	–	97,917	–	39,254	–	9,969	–

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	179,756	–	21,870	–	7,400	–
Transfers between funds	10,510	–	1,769,830	–	591,616	–	274,800	–
Surrenders (note 6)	–	–	(15,532)	–	(1,650)	–	(19,240)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	(4,560)	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	(476)	–	(1,328)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(48)	–	(8,628)	–	(11,664)	–	(2,124)	–
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(534)	–	(142)	–
MSP contracts	–	–	–	–	(1)	–	(7)	–
SL contracts	–	–	–	–	(1)	–	(3)	–
Adjustments to maintain reserves	32	–	26	–	73	–	67	–

Net equity transactions	10,494	–	1,925,452	–	594,673	–	259,423	–

Net change in contract owners’ equity	11,072	–	2,023,369	–	633,927	–	269,392	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$11,072	–	2,023,369	–	633,927	–	269,392	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	957	–	175,601	–	55,621	–	25,079	–
Units redeemed	(5)	–	(767)	–	(1,671)	–	(1,979)	–

Ending units	952	–	174,834	–	53,950	–	23,100	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTGuard		NBAMTLMat		NBAMTMCGr		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$8,896	1,257	214,521	115,788	(24,851)	(38,881)	181,744	(12,962)
Realized gain (loss) on investments	1,071,673	589,742	(63,991)	(31,570)	3,965,024	(143,920)	3,223,639	557,880
Change in unrealized gain (loss) on investments	29,510	1,416,484	(61,052)	(71,615)	549,775	6,035,016	(223,832)	2,294,858
Reinvested capital gains	–	–	–	–	–	–	4,592	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,110,079	2,007,483	89,478	12,603	4,489,948	5,852,215	3,186,143	2,839,776

Equity transactions:
Purchase payments received from contract owners (note 6)	1,738,684	1,609,514	1,286,146	274,148	5,156,916	5,727,688	2,016,266	1,780,040
Transfers between funds	(1,115,540)	(1,745,024)	3,474,880	2,164,314	(5,894,314)	(2,771,470)	1,247,214	5,925,040
Surrenders (note 6)	(1,002,208)	(254,328)	(187,828)	(77,310)	(6,484,224)	(1,757,193)	(3,881,124)	(837,024)
Death benefits (note 4)	(52,436)	(86,740)	(68,168)	–	(104,540)	(25,890)	(8,784)	(37,496)
Net policy repayments (loans) (note 5)	(88,276)	(49,656)	(6,508)	(24,204)	(277,610)	(101,094)	(279,760)	52,094
Deductions for surrender charges (note 2d)	(30,876)	(34,342)	(8,856)	(1,843)	(147,180)	(131,963)	(88,342)	(43,044)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(581,516)	(647,614)	(246,608)	(104,620)	(1,924,068)	(2,134,402)	(840,918)	(746,454)
Asset charges (note 3):
FPVUL & VEL contracts	(32,955)	(31,107)	(12,987)	(6,232)	(92,477)	(84,046)	(47,738)	(38,362)
MSP contracts	(962)	(910)	(472)	(379)	(1,966)	(1,769)	(1,654)	(1,569)
SL contracts	(4,015)	(5,082)	(2,044)	(895)	(13,348)	(12,056)	(10,122)	(8,439)
Adjustments to maintain reserves	100	(31,122)	200	62	(4,370)	14,566	830	641

Net equity transactions	(1,170,000)	(1,276,411)	4,227,755	2,223,041	(9,787,181)	(1,277,629)	(1,894,132)	6,045,427

Net change in contract owners’ equity	(59,921)	731,072	4,317,233	2,235,644	(5,297,233)	4,574,586	1,292,011	8,885,203
Contract owners’ equity beginning of period	14,669,028	13,937,956	3,416,546	1,180,902	43,433,656	38,859,070	22,170,463	13,285,260

Contract owners’ equity end of period	$14,609,107	14,669,028	7,733,779	3,416,546	38,136,423	43,433,656	23,462,474	22,170,463

CHANGES IN UNITS:
Beginning units	1,000,824	1,111,032	335,648	116,918	3,470,750	3,421,784	1,731,354	1,221,620

Units purchased	389,304	232,109	467,743	250,023	679,255	1,091,843	513,241	918,586
Units redeemed	(455,346)	(342,317)	(54,419)	(31,293)	(1,706,343)	(1,042,877)	(709,749)	(408,852)

Ending units	934,782	1,000,824	748,972	335,648	2,443,662	3,470,750	1,534,846	1,731,354

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTSocRes		NBAMTFasc		OppAggGro		OppCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(271)	(215)	(3,239)	(2,756)	(58,472)	(87,334)	958,062	115,666
Realized gain (loss) on investments	34,585	2,371	135,918	33,284	8,348,656	1,101,651	578,276	(1,089,175)
Change in unrealized gain (loss) on investments	59,578	61,525	(93,155)	147,002	(2,182,218)	10,016,449	4,398,023	9,875,610
Reinvested capital gains	3,326	–	7,692	5,080	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	97,218	63,681	47,216	182,610	6,107,966	11,030,766	5,934,361	8,902,101

Equity transactions:
Purchase payments received from contract owners (note 6)	313,774	129,580	471,948	262,754	8,090,218	9,824,252	21,711,790	23,669,318
Transfers between funds	727,176	320,250	(958,828)	1,252,168	(10,107,086)	(2,527,142)	(16,457,702)	4,779,426
Surrenders (note 6)	(85,330)	(4,621)	(309,050)	(5,568)	(9,951,726)	(3,470,078)	(19,271,526)	(4,620,095)
Death benefits (note 4)	–	–	(1,130)	(766)	(106,858)	(94,766)	(158,872)	(192,026)
Net policy repayments (loans) (note 5)	242	(2,044)	(14,204)	(2,002)	(661,682)	(478,916)	(624,116)	(421,134)
Deductions for surrender charges (note 2d)	(1,526)	(716)	(1,752)	(90)	(243,372)	(210,489)	(319,496)	(328,037)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(77,622)	(40,158)	(64,846)	(41,206)	(2,747,066)	(3,142,394)	(4,695,310)	(5,210,128)
Asset charges (note 3):
FPVUL & VEL contracts	(3,337)	(1,194)	(1,788)	(1,073)	(129,137)	(120,103)	(190,375)	(180,963)
MSP contracts	(91)	(25)	–	–	(2,946)	(2,816)	(5,610)	(5,059)
SL contracts	(893)	(250)	(329)	(113)	(13,009)	(12,403)	(24,477)	(22,776)
Adjustments to maintain reserves	2	140	(28)	135	(3,681)	(1,847)	1	(8,286)

Net equity transactions	872,395	400,962	(880,007)	1,464,239	(15,876,345)	(236,702)	(20,035,693)	17,460,240

Net change in contract owners’ equity	969,613	464,643	(832,791)	1,646,849	(9,768,379)	10,794,064	(14,101,332)	26,362,341
Contract owners’ equity beginning of period	592,598	127,955	2,515,059	868,210	65,339,442	54,545,378	144,808,609	118,446,268

Contract owners’ equity end of period	$1,562,211	592,598	1,682,268	2,515,059	55,571,063	65,339,442	130,707,277	144,808,609

CHANGES IN UNITS:
Beginning units	42,274	10,340	179,164	69,138	5,915,758	5,597,728	11,425,008	9,502,860

Units purchased	69,573	36,335	57,082	131,687	2,290,601	2,629,430	7,056,358	3,908,910
Units redeemed	(7,555)	(4,401)	(119,752)	(21,661)	(3,503,603)	(2,311,400)	(7,798,092)	(1,986,762)

Ending units	104,292	42,274	116,494	179,164	4,702,756	5,915,758	10,683,274	11,425,008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppGlSec		OppHighInc		OppMSFund		OppMSSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$510,971	470,329	188,043	75,091	529,350	307,388	(1,163)	(390)
Realized gain (loss) on investments	5,322,204	2,722,991	(50,931)	58,940	1,705,806	382,536	71,417	142,686
Change in unrealized gain (loss) on investments	2,527,482	6,067,450	(47,298)	55,598	9,374	3,143,915	117,558	147,966
Reinvested capital gains	–	–	–	–	–	–	53,070	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,360,657	9,260,770	89,814	189,629	2,244,530	3,833,839	240,882	290,262

Equity transactions:
Purchase payments received from contract owners (note 6)	7,081,714	6,960,044	538,178	345,332	5,707,864	6,830,182	394,638	372,804
Transfers between funds	907,058	7,910,846	431,688	1,411,694	(2,801,076)	(5,157,620)	495,442	337,728
Surrenders (note 6)	(7,039,230)	(1,475,823)	(136,760)	(121,394)	(3,983,586)	(1,808,071)	(71,788)	(149,423)
Death benefits (note 4)	(44,770)	(81,242)	(2,084)	–	(211,410)	(57,470)	(2,630)	(4,692)
Net policy repayments (loans) (note 5)	(394,164)	(100,632)	(30,886)	(21,942)	(402,058)	(167,212)	(59,140)	1,588
Deductions for surrender charges (note 2d)	(101,854)	(102,825)	(12,660)	(12,864)	(185,490)	(162,716)	(8,466)	(8,483)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,108,658)	(2,045,172)	(249,062)	(146,004)	(2,344,784)	(2,636,462)	(169,816)	(110,310)
Asset charges (note 3):
FPVUL & VEL contracts	(87,539)	(73,087)	(9,638)	(5,776)	(123,336)	(116,761)	(8,403)	(5,139)
MSP contracts	(1,846)	(1,519)	(102)	(53)	(5,206)	(5,220)	(96)	(414)
SL contracts	(14,320)	(12,227)	(1,089)	(356)	(17,120)	(15,873)	(672)	(315)
Adjustments to maintain reserves	(735)	432,717	48	75	(22,898)	4,362	(6)	129

Net equity transactions	(1,804,344)	11,411,080	527,633	1,448,712	(4,389,100)	(3,292,861)	569,063	433,473

Net change in contract owners’ equity	6,556,313	20,671,850	617,447	1,638,341	(2,144,570)	540,978	809,945	723,735
Contract owners’ equity beginning of period	60,364,875	39,693,025	3,178,502	1,540,161	42,442,770	41,901,792	1,854,512	1,130,777

Contract owners’ equity end of period	$66,921,188	60,364,875	3,795,949	3,178,502	40,298,200	42,442,770	2,664,457	1,854,512

CHANGES IN UNITS:
Beginning units	5,430,766	4,248,465	260,866	137,738	3,750,564	4,090,438	111,964	81,527

Units purchased	2,878,688	2,366,576	74,854	147,625	1,087,846	1,008,403	56,039	65,547
Units redeemed	(3,036,140)	(1,184,275)	(31,224)	(24,497)	(1,524,666)	(1,348,277)	(21,657)	(35,110)

Ending units	5,273,314	5,430,766	304,496	260,866	3,313,744	3,750,564	146,346	111,964

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppGlSec3		PVITAllAsset		PIMLowDur		PIMRealRet
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,266)	–	149,414	6,886	990,266	537,462	682,032	88,916
Realized gain (loss) on investments	65,081	–	4,077	508	(186,935)	36,705	150,024	195,127
Change in unrealized gain (loss) on investments	764,233	–	50,480	(2,204)	(595,391)	11,372	(739,307)	142,688
Reinvested capital gains	–	–	12,230	162	104,450	178,924	345,124	517,832

Net increase (decrease) in contract owners’ equity resulting from operations	828,048	–	216,201	5,352	312,390	764,463	437,873	944,563

Equity transactions:
Purchase payments received from contract owners (note 6)	2,779,566	–	240,212	(4)	4,651,648	6,466,440	5,417,370	2,797,084
Transfers between funds	5,535,992	–	3,418,706	271,546	15,350,362	9,533,832	10,901,204	7,867,118
Surrenders (note 6)	(244,838)	–	–	–	(28,029,434)	(3,088,632)	(3,182,524)	(852,849)
Death benefits (note 4)	(25,442)	–	–	–	(43,444)	(141,070)	(41,306)	(21,796)
Net policy repayments (loans) (note 5)	99,806	–	–	–	(20)	–	10	–
Deductions for surrender charges (note 2d)	(20,618)	–	–	–	–	(98,060)	–	(21,200)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(218,144)	–	(37,340)	(1,184)	(827,922)	(998,114)	(521,088)	(292,236)
Asset charges (note 3):
FPVUL & VEL contracts	(10,565)	–	–	–	–	–	–	–
MSP contracts	(257)	–	–	–	–	–	–	–
SL contracts	(3,052)	–	–	–	–	–	–	–
Adjustments to maintain reserves	286	–	5	27	(2,218)	(4,423)	(6,521)	(3,936)

Net equity transactions	7,892,734	–	3,621,583	270,385	(8,901,028)	11,669,973	12,567,145	9,472,185

Net change in contract owners’ equity	8,720,782	–	3,837,784	275,737	(8,588,638)	12,434,436	13,005,018	10,416,748
Contract owners’ equity beginning of period	–	–	275,737	–	47,945,937	35,511,501	18,779,899	8,363,151

Contract owners’ equity end of period	$8,720,782	–	4,113,521	275,737	39,357,299	47,945,937	31,784,917	18,779,899

CHANGES IN UNITS:
Beginning units	–	–	24,614	–	4,539,622	3,413,680	1,538,994	744,303

Units purchased	766,045	–	365,450	25,169	3,460,367	2,874,199	2,077,818	1,162,498
Units redeemed	(42,909)	–	(43,578)	(555)	(4,300,181)	(1,748,257)	(1,061,138)	(367,807)

Ending units	723,136	–	346,486	24,614	3,699,808	4,539,622	2,555,674	1,538,994

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PIMTotRet		PVCTHiYield		PVTGroInc		PVTIntEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,469,162	953,112	499,686	647,890	15,494	5,400	23,274	13,509
Realized gain (loss) on investments	(2,913)	225,440	(66,334)	191,978	21,915	5,250	106,954	54,994
Change in unrealized gain (loss) on investments	(2,205,252)	451,710	(555,063)	12,692	20,998	71,844	97,263	144,657
Reinvested capital gains	1,411,494	1,031,052	327,788	50,706	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,672,491	2,661,314	206,077	903,266	58,407	82,494	227,491	213,160

Equity transactions:
Purchase payments received from contract owners (note 6)	12,384,494	10,162,492	1,262,376	1,284,216	229,886	149,342	190,056	157,048
Transfers between funds	13,111,258	14,787,330	2,312,216	(1,391,140)	68,440	539,848	453,196	571,550
Surrenders (note 6)	(4,948,132)	(1,849,835)	(1,118,194)	(202,487)	(61,800)	(13,683)	(75,660)	(18,702)
Death benefits (note 4)	(82,760)	(87,364)	(16,674)	(27,808)	–	–	–	–
Net policy repayments (loans) (note 5)	(59,414)	–	10	–	(7,834)	(10,414)	(2,638)	(236)
Deductions for surrender charges (note 2d)	–	(28,288)	–	(7,654)	(6,558)	(1,153)	(5,496)	(853)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,316,828)	(1,169,340)	(155,358)	(246,358)	(90,674)	(52,578)	(72,620)	(66,042)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(3,647)	(1,892)	(3,903)	(2,789)
MSP contracts	–	–	–	–	(34)	(8)	(177)	(144)
SL contracts	–	–	–	–	(185)	(56)	(2,388)	(480)
Adjustments to maintain reserves	(21,486)	(5,184)	(73)	5,499	26	92	25	77

Net equity transactions	19,067,132	21,809,811	2,284,303	(585,732)	127,620	609,498	480,395	639,429

Net change in contract owners’ equity	20,739,623	24,471,125	2,490,380	317,534	186,027	691,992	707,886	852,589
Contract owners’ equity beginning of period	68,925,976	44,454,851	8,626,897	8,309,363	964,005	272,013	1,599,310	746,721

Contract owners’ equity end of period	$89,665,599	68,925,976	11,117,277	8,626,897	1,150,032	964,005	2,307,196	1,599,310

CHANGES IN UNITS:
Beginning units	6,094,914	4,110,079	584,660	605,437	69,826	21,892	107,542	58,343

Units purchased	4,650,228	2,932,313	689,878	483,764	22,192	54,544	42,649	54,566
Units redeemed	(2,989,182)	(947,478)	(535,120)	(504,541)	(12,856)	(6,610)	(11,915)	(5,367)

Ending units	7,755,960	6,094,914	739,418	584,660	79,162	69,826	138,276	107,542

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PVTVoyII		RCFMicroCap		TRowNewAmG		TRPBluChpGrII
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,751	299	96,192	(71,700)	(22,046)	(66)	318	–
Realized gain (loss) on investments	7,602	1,952	667,307	1,460,029	11,876	96	3,925	–
Change in unrealized gain (loss) on investments	10,546	13,776	2,639,776	(730,678)	642,042	4,161	9,234	–
Reinvested capital gains	–	–	593,782	1,893,810	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,899	16,027	3,997,057	2,551,461	631,872	4,191	13,477	–

Equity transactions:
Purchase payments received from contract owners (note 6)	105,898	114,522	4,740,150	5,455,688	1,125,026	553,966	41,398	–
Transfers between funds	9,278	111,066	6,725,044	8,683,586	10,104,458	2,066,602	333,894	–
Surrenders (note 6)	(32,990)	(139)	(2,695,940)	(980,613)	(1,324)	–	–	–
Death benefits (note 4)	(29,824)	(2,104)	(17,684)	(63,360)	–	–	–	–
Net policy repayments (loans) (note 5)	(1,908)	(3,574)	(15,066)	60,952	–	–	(8,488)	–
Deductions for surrender charges (note 2d)	(2,940)	(9)	–	(31,357)	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(41,046)	(35,112)	(575,576)	(483,476)	(104,032)	(352)	(5,912)	–
Asset charges (note 3):
FPVUL & VEL contracts	(1,390)	(913)	–	–	–	–	(465)	–
MSP contracts	(6)	–	–	–	–	–	(8)	–
SL contracts	(113)	(88)	–	–	–	–	(25)	–
Adjustments to maintain reserves	24	61	233	(7,524)	(6)	1,374	88	–

Net equity transactions	4,983	183,710	8,161,161	12,633,896	11,124,122	2,621,590	360,482	–

Net change in contract owners’ equity	24,882	199,737	12,158,218	15,185,357	11,755,994	2,625,781	373,959	–
Contract owners’ equity beginning of period	334,468	134,731	26,739,683	11,554,326	2,625,781	–	–	–

Contract owners’ equity end of period	$359,350	334,468	38,897,901	26,739,683	14,381,775	2,625,781	373,959	–

CHANGES IN UNITS:
Beginning units	26,864	11,366	1,568,630	769,030	242,954	–	–	–

Units purchased	9,766	19,141	1,454,511	1,170,660	1,169,650	242,989	34,381	–
Units redeemed	(9,322)	(3,643)	(974,581)	(371,060)	(134,544)	(35)	(1,331)	–

Ending units	27,308	26,864	2,048,560	1,568,630	1,278,060	242,954	33,050	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	TRowEqInc2		TRLimTrmBnd2		TRowMidCap2		VEWrldEMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$665,219	430,246	2,024	–	(69,266)	(81,638)	77,634	42,391
Realized gain (loss) on investments	2,694,532	2,128,371	(13)	–	3,166,572	1,664,781	3,049,750	1,046,565
Change in unrealized gain (loss) on investments	(4,229,484)	2,187,744	(1,192)	–	(1,508,118)	3,483,713	(29,014)	1,246,193
Reinvested capital gains	3,101,640	997,736	–	–	1,546,394	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,231,907	5,744,097	819	–	3,135,582	5,066,856	3,098,370	2,335,149

Equity transactions:
Purchase payments received from contract owners (note 6)	8,267,440	5,856,754	3,104	–	3,502,378	3,574,312	1,145,516	1,397,150
Transfers between funds	21,558,452	15,347,540	199,838	–	2,669,954	4,848,514	(2,645,068)	4,094,266
Surrenders (note 6)	(11,550,652)	(624,002)	–	–	(13,090,592)	(870,149)	(1,705,926)	(741,016)
Death benefits (note 4)	(68,344)	(101,604)	–	–	(9,362)	(78,028)	(11,994)	(28,574)
Net policy repayments (loans) (note 5)	(25,616)	101,586	–	–	–	–	(385,634)	(110,950)
Deductions for surrender charges (note 2d)	–	(18,144)	–	–	–	(33,245)	(56,880)	(34,947)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(978,192)	(650,674)	(2,056)	–	(369,676)	(502,182)	(530,786)	(498,772)
Asset charges (note 3):
FPVUL & VEL contracts	(892)	–	(180)	–	–	–	(34,020)	(25,885)
MSP contracts	(14)	–	–	–	–	–	(480)	(499)
SL contracts	(129)	–	(40)	–	–	–	(4,100)	(3,423)
Adjustments to maintain reserves	(723)	22,052	17	–	(2,989)	364	(2,490)	(7,567)

Net equity transactions	17,201,330	19,933,508	200,683	–	(7,300,287)	6,939,586	(4,231,862)	4,039,783

Net change in contract owners’ equity	19,433,237	25,677,605	201,502	–	(4,164,705)	12,006,442	(1,133,492)	6,374,932
Contract owners’ equity beginning of period	49,667,989	23,990,384	–	–	32,268,277	20,261,835	14,894,146	8,519,214

Contract owners’ equity end of period	$69,101,226	49,667,989	201,502	–	28,103,572	32,268,277	13,760,654	14,894,146

CHANGES IN UNITS:
Beginning units	3,441,590	1,900,200	–	–	1,942,056	1,435,604	954,538	738,211

Units purchased	3,455,577	2,287,540	20,121	–	813,669	1,051,136	280,840	415,455
Units redeemed	(2,269,447)	(746,150)	(225)	–	(1,273,821)	(544,684)	(536,858)	(199,128)

Ending units	4,627,720	3,441,590	19,896	–	1,481,904	1,942,056	698,520	954,538

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VEWrldHAs		VKoreFI		VKEmMkt		VKMidCapG
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$26,413	14,450	34,365	12,300	768,924	730,431	(2,536)	(4,266)
Realized gain (loss) on investments	2,105,837	1,115,124	760	677	103,612	492,318	612,444	520,995
Change in unrealized gain (loss) on investments	3,024,831	521,610	(4,172)	807	211,347	(638,091)	(107,928)	260,318
Reinvested capital gains	–	–	7,318	778	166,324	349,082	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,157,081	1,651,184	38,271	14,562	1,250,207	933,740	501,980	777,047

Equity transactions:
Purchase payments received from contract owners (note 6)	1,342,472	1,142,488	163,676	62,392	1,500,046	1,323,678	798,064	619,682
Transfers between funds	4,481,862	1,737,814	733,546	372,898	1,973,702	504,330	488,932	69,430
Surrenders (note 6)	(3,026,088)	(256,163)	(5,126)	(2,737)	(738,728)	(1,343,729)	(1,480,310)	(432,797)
Death benefits (note 4)	(17,978)	(166)	(1,048)	–	(7,230)	(26,100)	(6)	(11,296)
Net policy repayments (loans) (note 5)	(469,262)	(17,776)	3,826	(4,730)	(237,600)	(65,000)	(4,384)	(29,804)
Deductions for surrender charges (note 2d)	(7,698)	(14,723)	(1,576)	(106)	(25,750)	(27,754)	(29,920)	(9,778)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(385,080)	(282,138)	(69,530)	(24,990)	(411,882)	(486,288)	(165,004)	(192,616)
Asset charges (note 3):
FPVUL & VEL contracts	(23,737)	(12,825)	(3,010)	(1,071)	(19,780)	(18,785)	(9,426)	(8,360)
MSP contracts	(564)	(516)	(9)	(10)	(892)	(866)	(156)	(135)
SL contracts	(4,586)	(3,295)	(266)	(41)	(3,096)	(2,496)	(934)	(839)
Adjustments to maintain reserves	(1,623)	(3,917)	20	59	65	(19,795)	28	290

Net equity transactions	1,887,718	2,288,783	820,503	401,664	2,028,855	(162,805)	(403,116)	3,777

Net change in contract owners’ equity	7,044,799	3,939,967	858,774	416,226	3,279,062	770,935	98,864	780,824
Contract owners’ equity beginning of period	9,821,409	5,881,442	543,841	127,615	10,013,347	9,242,412	4,469,099	3,688,275

Contract owners’ equity end of period	$16,866,208	9,821,409	1,402,615	543,841	13,292,409	10,013,347	4,567,963	4,469,099

CHANGES IN UNITS:
Beginning units	656,558	495,019	50,918	12,470	582,104	594,194	616,296	618,638

Units purchased	553,270	243,756	82,630	41,826	302,206	287,526	359,927	230,285
Units redeemed	(491,164)	(82,217)	(7,536)	(3,378)	(202,038)	(299,616)	(439,693)	(232,627)

Ending units	718,664	656,558	126,012	50,918	682,272	582,104	536,530	616,296

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKUSRealEst		StOpp2
Investment activity:	2005	2004	2005	2004
Net investment income (loss)	$665,982	677,509	(39,171)	(58,999)
Realized gain (loss) on investments	6,251,798	2,168,984	5,230,150	1,604,983
Change in unrealized gain (loss) on investments	1,277,163	11,244,483	(3,039,693)	4,189,292
Reinvested capital gains	1,656,042	870,754	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,850,985	14,961,730	2,151,286	5,735,276

Equity transactions:
Purchase payments received from contract owners (note 6)	9,546,940	7,106,016	5,081,812	5,364,084
Transfers between funds	3,311,152	5,390,914	(8,191,432)	(2,354,336)
Surrenders (note 6)	(8,585,088)	(2,883,199)	(4,838,992)	(3,743,160)
Death benefits (note 4)	(38,984)	(169,996)	(19,018)	(35,354)
Net policy repayments (loans) (note 5)	(770,598)	(81,516)	(60,236)	186,860
Deductions for surrender charges (note 2d)	(162,314)	(153,064)	(83,646)	(111,528)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,612,016)	(2,145,706)	(1,149,974)	(1,439,780)
Asset charges (note 3):
FPVUL & VEL contracts	(118,020)	(85,785)	(53,858)	(50,514)
MSP contracts	(9,138)	(8,685)	(1,436)	(1,454)
SL contracts	(14,556)	(10,809)	(12,209)	(12,877)
Adjustments to maintain reserves	1,172	(10,031)	(123)	37,521

Net equity transactions	548,550	6,948,139	(9,329,112)	(2,160,538)

Net change in contract owners’ equity	10,399,535	21,909,869	(7,177,826)	3,574,738
Contract owners’ equity beginning of period	60,026,387	38,116,518	37,237,824	33,663,086

Contract owners’ equity end of period	$70,425,922	60,026,387	30,059,998	37,237,824

CHANGES IN UNITS:
Beginning units	2,693,498	2,305,407	3,328,492	3,554,641

Units purchased	1,231,087	910,758	1,435,568	1,034,598
Units redeemed	(1,215,101)	(522,667)	(2,278,718)	(1,260,747)

Ending units	2,709,484	2,693,498	2,485,342	3,328,492

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT–4

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Funds of the AIM Variable Insurance Fund (AIM VIF);
    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)
    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)
    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)
    AIM VIF – International Growth Fund – Series I Shares (AIMIntGr)

Portfolios of the Alliance Variable Product Series Funds, Inc (Alliance VPSF);
    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA)
    Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A (AlVPSmCapVA)
        (formerly AllianceBernstein VPSF, Inc. – AllianceBernstein Small Cap Value Portfolio – Class A)

Portfolios of AllianceBernstein;
    AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)
    American Century VP – International Fund – Class I (ACVPInt)
    American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal)
    American Century VP – Ultra® Fund – Class I (ACVPUltra)
    American Century VP – Value Fund – Class I (ACVPVal)
    American Century VP – VistaSM Fund – Class I (ACVPVista)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP II);
    American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP III);
    American Century VP III – International Fund – Class III (ACVPInt3)

Portfolios of Baron Capital Asset Trust Insurance Series (Baron Capital Funds Trust IS);
    Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)

Portfolio of the Calvert Variable Series (Calvert VS);
    Calvert VS – Social Equity Portfolio (CVSSoEq)

Portfolios of the Credit Suisse Trust (Credit Suisse Trust);
    Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen)
        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)
    Credit Suisse Trust – International Focus Portfolio (CSIntFoc)
    Credit Suisse Trust – Large Cap Value Portfolio (CSLCapV)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Funds of the Dreyfus Investment Portfolios (Dreyfus IP);
    Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryMidCapStS)
        (formerly Dreyfus Investment Portfolios – MidCap Stock Portfolio – Service Shares)
    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);
    Dreyfus Investor, Inc. – Dreyfus Mid Cap Index Fund, Inc. (DryMdCpInx)*
    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
    Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)
    Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)
    Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal)

Portfolios of Federated Insurance Series (Federated IS);
    Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)
    Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)
    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);
    Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS)
    Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS)
    Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS)
    Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS)
    Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity®VIP II);
    Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS)
    Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);
    Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
    Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS)
    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP IV);
    Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2)

Portfolios of the Fidelity® Variable Insurance Products Freedom Funds (Fidelity® VIP FF);
    Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010)
    Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020)
    Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv)
    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal)
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I (FrVIPForSec)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP II);
    Franklin Templeton VIP II – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCpValS)
    Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP III);
    Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3)
    Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3)
    Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT – Dreyfus International Value Fund – Class I (GVITDryIntVal)
    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)
    Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts)
    Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1)
    Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth)
    Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech)
    Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1)
    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)
    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)
    Gartmore GVIT – International Growth Fund: Class I (GVITIntGro)
    Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal)
    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)
    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)
    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)
    Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead)
    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)
    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)
    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)
    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)
    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)
    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)
    Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT III)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3)
    Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3)
    Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3)
    Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3)
    Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT V)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT V – Money Market Fund: Class V (GVITMyMkt5)

Funds of the Gartmore Variable Insurance Trust – Investor Destinations
(Gartmore GVIT ID II) (Gartmore is an affiliate of the Company);
    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)
    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)
    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)
    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)
    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)

Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs VIT);
    Goldman Sachs VIT – Mid Cap Value Fund (GSVITMidCap)

Portfolios of the Janus Aspen Series (Janus AS);
    Janus AS – Balanced Portfolio – Service Shares (JanBal)
    Janus AS – Forty Portfolio – Service Shares (JanCapAp)
        (formerly Janus Aspen Series – Capital Appreciation Portfolio – Service Shares)
    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)
    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)
    Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares (JanRMgLgCap)

Portfolios of the JPMorgan Investment Trust (JPMorgan IT);
    JPMorgan IT – Bond Portfolio (OGBond)* (formerly One Group® Investment Trust Bond Portfolio)
    JPMorgan IT – Diversified Equity Portfolio (OGDivEq)*
        (formerly One Group® Investment Trust Diversified Equity Portfolio)
    JPMorgan IT – Diversified Mid Cap Portfolio (OGDivMidCap)*
        (formerly One Group® Investment Trust Diversified Mid Cap Portfolio)
    JPMorgan IT – Equity Index Portfolio (OGEqIndx)*
        (formerly One Group® Investment Trust Equity Index Portfolio)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

    JPMorgan IT – Government Bond Portfolio (OGGvtBd)*
        (formerly One Group® Investment Trust Government Bond Portfolio)
    JPMorgan IT – JPMorgan Investment Trust Balanced Portfolio (OGBal)*
        (formerly One Group® Investment Trust Balanced Portfolio)
    JPMorgan IT – Large Cap Growth Portfolio (OGLgCapGr)*
        (formerly One Group® Investment Trust Large Cap Growth Portfolio)
    JPMorgan IT – Mid Cap Growth Portfolio (OGMidCapGr)
        (formerly One Group® Investment Trust Mid Cap Growth Portfolio)
    JPMorgan IT – Mid Cap Value Portfolio (OGMidCapV)
        (formerly One Group® Investment Trust Mid Cap Value Portfolio)

Funds of Lord Abbett (Lord Abbett);
    Lord Abbett Series Mid Cap Value Fund – VC (LASMdCpVaVC)

Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VITSM);
    MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI)
    MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn)

Funds of Merrill Lynch – FAM Variable Series Funds, Inc. (Merrill Lynch – FAM VSF II);
    Merrill Lynch – FAM VSF II – Mercury International Index Portfolio – Class II (FAMIntIndx)

Funds of Merrill Lynch (Mercury II);
    Mercury II – Large Cap Core VIF – Class II (MLVIFLCCore2)
        (formerly Merrill Lynch Variable Insurance Funds – Large Cap Core – Class II)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
    Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard)
    Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat)
    Neuberger Berman AMT – Partners Portfolio®– I Class Shares (NBAMTPart)
    Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr)
    Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares (NBAMTSocRes)
    Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt)
    Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg)
    Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds);
    Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro)
    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)
    Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec)
    Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc)
    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)
    Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds III);
    Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
    PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAsset)
    PIMCO VIT – Low Duration Portfolio – Administrative Shares (PIMLowDur)
    PIMCO VIT – Real Return Portfolio – Administrative Shares (PIMRealRet)
    PIMCO VIT – Total Return Portfolio – Administrative Shares (PIMTotRet)

Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);
    Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares (PVCTHiYield)

Funds of the Putnam Variable Trust (Putnam VT IB);
    Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc)
    Putnam VT IB – International Equity Fund – IB Shares (PVTIntEq)
    Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII)

Portfolios of Royce Capital Funds (Royce Capital Funds);
    Royce Capital Fund – Royce Micro-Cap Portfolio (RCFMicroCap)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of T. Rowe Price Funds, Inc. (T. Rowe Price);
    T. Rowe Price – Equity Income Fund (TRPEqInc)*
    T. Rowe Price – MidCap Growth Fund (TRPMidCapGr)*
    T. Rowe Price – New America Growth Portfolio (TRowNewAmG)

Portfolios of T. Rowe Price Funds, Inc. II (T. Rowe Price II);
    T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII)
    T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2)
    T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio –
        Class II (TRLimTrmBnd2)
    T. Rowe Price II – Mid Cap Growth Fund – II (TRowMidCap2)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)
    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI)
    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)
    Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG)
    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the Waddell and Reed (W & R Target Funds, Inc.);
    W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)*
    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)*
    W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGrw)*
    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo Advantage VTFSM);
    Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2)
        (formerly Strong Variable Insurance Funds, Inc. – Strong Opportunity Fund II, Inc.)

At December 31, 2005, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load of 9.0% (5.5% starting in the seventh policy year) from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2005 and 2004, total front-end sales charge deductions were $38,078,931 and $39,284,717, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

(c)	Administrative Charges

For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the ninth year or later.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(3)	Asset Charges

(a)	Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.70% of the cash value of the sub-accounts. This charge is assessed monthly against each contract by liquidating units.

(b)	Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)
For Choice LifeSM contracts, the Company deducts a mortality and expense risk charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c)	Survivorship Life Contracts (SL)

For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts a mortality and expense risk charge of $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.55 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash value attrib utable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.80 per $1,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Corporate Contracts

For the Corporate Series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier for Corporate Series contracts applies as 0.20% for all policy years. This charge is assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2005 and 2004, total transfers into the Account from the fixed account were $33,113,861 and $46,330,959, respectively, and total transfers from the Account to the fixed account were $55,474,580 and $52,265,691, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
The BEST of AMERICA® America’s FUTURE Life SeriesSM

AIM VIF – Basic Value Fund – Series I Shares
2005	0.00%	300,432	$15.460790	$4,644,916	0.09%	5.74%
2004	0.00%	218,854	14.622048	3,200,094	0.00%	11.07%
2003	0.00%	62,247	13.164786	819,468	0.06%	33.63%

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.00%	85,976	14.382523	1,236,552	0.08%	8.84%
2004	0.00%	57,596	13.214909	761,126	0.00%	6.63%
2003	0.00%	26,916	12.393708	333,589	0.00%	23.94%	05/01/03

AIM VIF – Capital Development Fund – Series I Shares
2005	0.00%	164,886	16.830569	2,775,125	0.00%	9.60%
2004	0.00%	122,266	15.355666	1,877,476	0.00%	15.50%
2003	0.00%	33,912	13.294993	450,860	0.00%	35.36%

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.00%	247,326	15.525074	3,839,754	1.48%	4.87%
2004	0.00%	243,956	14.804614	3,611,674	0.92%	11.46%
2003	0.00%	145,925	13.282209	1,938,206	0.51%	32.50%

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A
2005	0.00%	198,030	17.597332	3,484,800	0.74%	6.91%
2004	0.00%	181,154	16.459431	2,981,692	0.13%	19.30%
2003	0.00%	28,635	13.796395	395,060	0.13%	37.96%	05/01/03

American Century VP – Income & Growth Fund – Class I
2005	0.00%	1,496,010	15.123633	22,625,106	1.94%	4.63%
2004	0.00%	1,546,166	14.454301	22,348,749	1.37%	12.99%
2003	0.00%	1,520,999	12.792293	19,457,065	1.28%	29.35%
2002	0.00%	1,357,662	9.889493	13,426,589	1.00%	-19.37%
2001	0.00%	1,161,596	12.265301	14,247,325	0.85%	-8.35%

American Century VP – International Fund – Class I
2005	0.00%	1,314,688	14.809535	19,469,918	1.25%	13.25%
2004	0.00%	1,713,168	13.076396	22,402,063	0.56%	14.92%
2003	0.00%	1,660,633	11.378318	18,895,210	0.73%	24.51%
2002	0.00%	1,633,924	9.138486	14,931,592	0.78%	-20.37%
2001	0.00%	1,473,365	11.476396	16,908,920	0.08%	-29.17%

American Century VP – Mid Cap Value Fund – Class I
2005	0.00%	57,178	11.322176	647,379	1.24%	13.22%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.00%	263,874	11.352287	2,995,573	0.00%	2.17%
2004	0.00%	229,742	11.111676	2,552,819	0.00%	10.68%
2003	0.00%	208,689	10.039885	2,095,214	0.00%	24.90%
2002	0.00%	75,002	8.038471	602,901	0.66%	-19.62%	05/01/02

American Century VP – Value Fund – Class I
2005	0.00%	2,800,196	18.743947	52,486,725	0.83%	5.03%
2004	0.00%	2,668,438	17.845717	47,620,189	0.97%	14.33%
2003	0.00%	2,467,117	15.608555	38,508,131	1.04%	28.96%
2002	0.00%	2,232,546	12.103586	27,021,813	0.75%	-12.62%
2001	0.00%	1,382,368	13.851627	19,148,046	0.60%	12.82%

American Century VP – VistaSM Fund – Class I
2005	0.00%	7,434	11.463606	85,220	0.00%	14.64%	05/02/05

American Century VP II – Inflation Protection Fund – Class II
2005	0.00%	535,932	11.094803	5,946,060	4.48%	1.56%
2004	0.00%	457,932	10.924094	5,002,492	3.35%	5.81%
2003	0.00%	108,990	10.324182	1,125,233	1.85%	3.24%	04/30/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP III – International Fund – Class III
2005	0.00%	366,150	$11.673757	$4,274,346	0.00%	16.74%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.00%	48,980	13.421675	657,394	0.00%	16.14%
2004	0.00%	54,638	11.556117	631,403	0.00%	17.99%
2003	0.00%	58,125	9.794203	569,288	0.00%	47.66%
2002	0.00%	56,373	6.633112	373,928	0.00%	-34.16%
2001	0.00%	67,655	10.074042	681,559	0.00%	-28.63%

Credit Suisse Trust – International Focus Portfolio
2005	0.00%	132,046	13.373190	1,765,876	0.88%	17.44%
2004	0.00%	141,708	11.387391	1,613,684	0.99%	14.74%
2003	0.00%	152,971	9.924331	1,518,135	0.49%	33.09%
2002	0.00%	158,237	7.456827	1,179,946	0.00%	-19.90%
2001	0.00%	166,542	9.309878	1,550,486	0.00%	-22.27%

Credit Suisse Trust – Large Cap Value Portfolio
2005	0.00%	117,378	15.179777	1,781,772	0.73%	8.14%
2004	0.00%	114,260	14.036771	1,603,841	0.58%	11.34%
2003	0.00%	114,258	12.606777	1,440,425	0.76%	25.16%
2002	0.00%	109,088	10.072243	1,098,761	0.76%	-23.09%
2001	0.00%	118,843	13.096944	1,556,480	0.00%	0.95%

Dreyfus IP – European Equity Portfolio
2002	0.00%	282	7.045961	1,987	0.00%	-22.64%
2001	0.00%	103,773	9.107778	945,141	0.79%	-28.13%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.00%	581,680	13.821296	8,039,571	0.00%	7.23%
2004	0.00%	589,810	12.889095	7,602,117	0.57%	21.88%
2003	0.00%	440,723	10.574853	4,660,581	0.27%	37.78%
2002	0.00%	142,420	7.675242	1,093,108	0.29%	-23.25%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.00%	12,914,370	14.220511	183,648,941	1.63%	4.69%
2004	0.00%	13,432,296	13.583304	182,454,960	1.82%	10.64%
2003	0.00%	12,939,837	12.277012	158,862,534	1.54%	28.36%
2002	0.00%	11,929,984	9.564281	114,101,719	1.45%	-22.36%
2001	0.00%	8,587,826	12.319059	105,793,935	1.14%	-12.18%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.00%	1,203,742	11.422458	13,749,692	0.00%	3.62%
2004	0.00%	1,320,272	11.023895	14,554,540	0.40%	6.21%
2003	0.00%	1,330,170	10.379305	13,806,240	0.11%	26.00%
2002	0.00%	1,313,324	8.237365	10,818,329	0.22%	-28.94%
2001	0.00%	1,235,879	11.592909	14,327,433	0.08%	-22.57%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.00%	1,326,026	14.469157	19,186,478	0.02%	4.38%
2004	0.00%	1,281,098	13.862320	17,758,990	1.67%	5.05%
2003	0.00%	1,185,642	13.196450	15,646,265	1.18%	21.17%
2002	0.00%	1,148,080	10.890932	12,503,661	1.22%	-16.71%
2001	0.00%	978,777	13.076512	12,798,989	0.90%	-9.31%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.00%	58,416	15.197076	887,752	0.00%	5.80%
2004	0.00%	63,226	14.363942	908,175	0.28%	11.34%
2003	0.00%	15,972	12.900917	206,053	0.11%	29.01%	05/01/03

Federated IS – American Leaders Fund II – Primary Shares
2005	0.00%	21,684	14.525597	314,973	1.48%	5.02%
2004	0.00%	22,444	13.830995	310,423	1.17%	9.78%
2003	0.00%	12,199	12.598945	153,695	0.00%	25.99%	05/01/03

Federated IS – Capital Appreciation Fund II – Primary Shares
2005	0.00%	26,192	13.192087	345,527	1.04%	1.91%
2004	0.00%	28,136	12.944293	364,201	0.42%	7.39%
2003	0.00%	8,379	12.052976	100,992	0.00%	20.53%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Quality Bond Fund II – Primary Shares
2005	0.00%	2,483,218	$14.136175	$35,103,204	3.55%	1.30%
2004	0.00%	2,361,192	13.955112	32,950,699	3.92%	3.62%
2003	0.00%	2,262,363	13.467590	30,468,577	3.30%	4.65%
2002	0.00%	2,274,059	12.869670	29,266,389	3.20%	9.31%
2001	0.00%	1,119,384	11.773915	13,179,532	2.92%	8.01%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.00%	3,799,536	15.511120	58,935,059	1.56%	5.76%
2004	0.00%	3,986,154	14.666699	58,463,721	1.39%	11.38%
2003	0.00%	3,691,492	13.167905	48,609,216	1.66%	30.22%
2002	0.00%	3,282,138	10.112108	33,189,334	1.50%	-17.00%
2001	0.00%	2,522,098	12.182836	30,726,306	1.13%	-5.09%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.00%	4,330,880	14.159785	61,324,330	0.41%	5.67%
2004	0.00%	4,602,660	13.399667	61,674,111	0.16%	3.26%
2003	0.00%	4,622,588	12.976175	59,983,511	0.18%	32.78%
2002	0.00%	4,393,697	9.772625	42,937,953	0.14%	-30.20%
2001	0.00%	3,993,015	14.000586	55,904,550	0.00%	-17.73%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.00%	1,308,856	10.398866	13,610,618	14.70%	2.52%
2004	0.00%	1,366,190	10.142968	13,857,221	8.03%	9.47%
2003	0.00%	1,549,745	9.265750	14,359,550	6.36%	26.97%
2002	0.00%	1,244,727	7.297581	9,083,496	9.18%	3.62%
2001	0.00%	1,007,961	7.042763	7,098,830	13.22%	-11.90%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.00%	1,411,140	15.731142	22,198,844	0.56%	18.97%
2004	0.00%	1,749,970	13.222678	23,139,290	0.98%	13.49%
2003	0.00%	1,414,346	11.651219	16,478,855	0.63%	43.20%
2002	0.00%	1,180,783	8.136116	9,606,987	0.64%	-20.34%
2001	0.00%	903,417	10.213884	9,227,396	5.46%	-21.27%

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.00%	579,174	12.499996	7,239,673	0.00%	25.00%	05/02/05

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.00%	4,501,900	20.662750	93,021,634	0.19%	16.85%
2004	0.00%	4,151,040	17.683622	73,405,422	0.24%	15.34%
2003	0.00%	3,745,714	15.331836	57,428,673	0.30%	28.35%
2002	0.00%	3,355,920	11.945132	40,086,907	0.69%	-9.42%
2001	0.00%	2,969,205	13.187991	39,157,849	0.61%	-12.36%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.00%	649,570	10.880732	7,067,797	2.69%	2.08%
2004	0.00%	352,046	10.659014	3,752,463	1.68%	4.32%
2003	0.00%	67,767	10.217718	692,424	0.00%	2.18%	05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.00%	1,129,706	10.846338	12,253,173	0.84%	8.86%
2004	0.00%	1,211,402	9.963454	12,069,748	0.48%	7.06%
2003	0.00%	1,245,460	9.306474	11,590,841	0.59%	29.66%
2002	0.00%	1,183,841	7.177547	8,497,074	0.93%	-21.92%
2001	0.00%	1,134,917	9.192068	10,432,234	0.23%	-14.44%

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.00%	868,756	20.773676	18,047,256	0.00%	18.20%
2004	0.00%	431,128	17.574515	7,576,866	0.00%	24.77%
2003	0.00%	99,682	14.085331	1,404,054	0.00%	40.85%	05/01/03

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.00%	510,536	13.851491	7,071,685	0.00%	2.55%
2004	0.00%	337,180	13.506506	4,554,124	0.00%	13.99%
2003	0.00%	284,603	11.849148	3,372,303	0.00%	57.79%
2002	0.00%	19,541	7.509507	146,743	0.00%	-24.90%	05/01/02

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.00%	243,526	13.514321	3,291,089	0.64%	35.14%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class
2005	0.00%	15,242	$10.806063	$164,706	0.47%	8.06%	05/02/05

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class
2005	0.00%	52,700	11.118664	585,954	1.32%	11.19%	05/02/05

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class
2005	0.00%	23,432	11.329788	265,480	1.38%	13.30%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.00%	840,480	14.195085	11,930,685	1.01%	3.68%
2004	0.00%	635,954	13.690957	8,706,819	0.70%	11.25%
2003	0.00%	220,019	12.306508	2,707,666	0.48%	23.07%	05/01/03

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.00%	398,540	18.064784	7,199,539	0.92%	8.99%
2004	0.00%	237,384	16.575156	3,934,677	0.23%	24.09%
2003	0.00%	47,449	13.357313	633,791	0.00%	33.57%	05/01/03

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I
2005	0.00%	228,680	17.425708	3,984,911	1.53%	10.48%
2004	0.00%	261,568	15.773327	4,125,798	1.08%	18.87%
2003	0.00%	92,411	13.269107	1,226,211	0.42%	32.69%

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.00%	53,324	9.881172	526,904	1.81%	-1.19%	05/02/05

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.00%	159,292	12.804274	2,039,618	0.06%	28.04%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.00%	237,992	11.288544	2,686,583	0.34%	12.89%	05/02/05

Gartmore GVIT – Dreyfus International Value Fund – Class I
2005	0.00%	175,520	18.800450	3,299,855	1.31%	12.09%
2004	0.00%	281,276	16.772215	4,717,622	1.91%	20.29%
2003	0.00%	23,901	13.838062	330,744	0.00%	38.38%	05/01/03

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.00%	1,705,870	22.541352	38,452,616	1.04%	12.10%
2004	0.00%	1,662,184	20.108596	33,424,187	0.56%	15.73%
2003	0.00%	1,562,296	17.375180	27,145,174	0.50%	34.65%
2002	0.00%	1,255,638	12.903917	16,202,649	0.45%	-15.30%
2001	0.00%	707,320	15.235372	10,776,283	0.55%	-1.30%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.00%	369,062	18.534273	6,840,296	0.60%	32.64%
2004	0.00%	466,980	13.973799	6,525,485	1.04%	20.74%
2003	0.00%	343,512	11.573140	3,975,512	0.61%	65.26%
2002	0.00%	146,740	7.002885	1,027,603	0.23%	-15.23%
2001	0.00%	118,171	8.260926	976,202	0.24%	-5.18%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.00%	1,047,212	14.846585	15,547,522	6.92%	2.38%
2004	0.00%	1,351,330	14.501407	19,596,186	7.58%	10.10%
2003	0.00%	1,164,352	13.171585	15,336,361	7.99%	22.27%
2002	0.00%	660,476	10.772444	7,114,941	10.09%	3.23%
2001	0.00%	335,319	10.435872	3,499,346	11.31%	4.22%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.00%	105,354	16.481268	1,736,368	2.00%	11.15%
2004	0.00%	121,742	14.827817	1,805,168	1.37%	20.99%
2003	0.00%	137,222	12.255125	1,681,673	1.08%	41.45%
2002	0.00%	14,069	8.663891	121,892	0.02%	-13.36%	05/01/02

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.00%	194,488	13.334230	2,593,348	0.00%	8.44%
2004	0.00%	256,666	12.296466	3,156,085	0.00%	7.86%
2003	0.00%	170,154	11.400451	1,939,832	0.00%	36.69%
2002	0.00%	24,643	8.340128	205,526	0.00%	-16.60%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.00%	740,614	$3.177040	$2,352,960	0.00%	-0.52%
2004	0.00%	1,025,772	3.193545	3,275,849	0.00%	4.31%
2003	0.00%	1,041,511	3.061527	3,188,614	0.00%	55.23%
2002	0.00%	469,967	1.972253	926,894	0.67%	-42.78%
2001	0.00%	287,368	3.446837	990,511	0.00%	-42.72%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.00%	118,088	14.894755	1,758,892	2.09%	6.39%
2004	0.00%	134,138	14.000446	1,877,992	1.64%	29.97%
2003	0.00%	50,633	10.772327	545,435	1.02%	24.05%
2002	0.00%	8,397	8.683837	72,918	0.61%	-13.16%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	0.00%	3,195,842	15.495567	49,521,384	3.71%	3.26%
2004	0.00%	3,187,198	15.005858	47,826,641	5.38%	3.26%
2003	0.00%	3,340,824	14.531815	48,548,236	3.25%	2.00%
2002	0.00%	3,339,535	14.246814	47,577,734	4.66%	10.98%
2001	0.00%	1,748,673	12.836894	22,447,530	5.61%	7.25%

Gartmore GVIT – Growth Fund – Class I
2005	0.00%	1,986,938	7.798327	15,494,792	0.08%	6.50%
2004	0.00%	2,009,968	7.322345	14,717,679	0.34%	8.16%
2003	0.00%	2,002,653	6.770126	13,558,213	0.02%	32.74%
2002	0.00%	1,934,729	5.100354	9,867,803	0.00%	-28.72%
2001	0.00%	1,791,588	7.155414	12,819,554	0.00%	-28.13%

Gartmore GVIT – International Growth Fund: Class I
2005	0.00%	203,318	10.100861	2,053,687	1.10%	30.21%
2004	0.00%	125,904	7.757434	976,692	0.85%	14.19%
2003	0.00%	195,693	6.793220	1,329,386	0.00%	35.62%
2002	0.00%	72,938	5.008923	365,341	0.00%	-24.10%
2001	0.00%	26,572	6.599732	175,368	0.26%	-28.65%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.00%	1,170,652	12.086643	14,149,253	1.98%	2.54%
2004	0.00%	1,256,734	11.786975	14,813,092	1.94%	8.49%
2003	0.00%	1,222,571	10.864458	13,282,571	1.76%	18.41%
2002	0.00%	1,025,461	9.174983	9,408,587	2.28%	-12.31%
2001	0.00%	730,655	10.463220	7,645,004	2.54%	-3.67%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.00%	989,192	13.949172	13,798,409	0.00%	9.74%
2004	0.00%	1,022,504	12.710961	12,997,008	0.00%	15.34%
2003	0.00%	1,048,110	11.020618	11,550,820	0.00%	40.13%
2002	0.00%	863,328	7.864311	6,789,480	0.00%	-37.01%
2001	0.00%	781,507	12.485925	9,757,838	0.00%	-30.31%

Gartmore GVIT – Money Market Fund – Class I
2005	0.00%	8,487,334	12.780436	108,471,829	2.61%	2.67%
2004	0.00%	9,274,680	12.448310	115,454,092	0.80%	0.81%
2003	0.00%	10,900,245	12.348118	134,597,511	0.63%	0.63%
2002	0.00%	13,460,393	12.271344	165,177,113	1.51%	1.21%
2001	0.00%	11,115,360	12.124461	134,767,749	3.18%	3.60%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.00%	3,161,412	13.543467	42,816,479	1.00%	7.44%
2004	0.00%	3,312,776	12.605461	41,759,069	1.30%	9.75%
2003	0.00%	3,352,137	11.485510	38,501,003	0.59%	27.51%
2002	0.00%	3,234,937	9.007395	29,138,355	0.95%	-17.35%
2001	0.00%	3,002,565	10.898647	32,723,896	0.88%	-11.82%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.00%	40,072	13.887943	556,518	1.29%	10.31%
2004	0.00%	24,720	12.589767	311,219	0.48%	18.79%
2003	0.00%	21,594	10.598061	228,855	0.15%	25.38%
2002	0.00%	15,191	8.452459	128,401	1.19%	-15.48%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.00%	99,848	$10.495857	$1,047,990	0.04%	38.81%
2002	0.00%	103,027	7.561458	779,034	0.03%	-25.36%
2001	0.00%	124,500	10.130359	1,261,230	0.53%	-3.26%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.00%	925,228	16.826475	15,568,326	0.00%	8.09%
2004	0.00%	936,378	15.567128	14,576,716	0.00%	13.42%
2003	0.00%	890,100	13.725736	12,217,278	0.00%	34.26%
2002	0.00%	741,006	10.222874	7,575,211	0.00%	-33.29%
2001	0.00%	479,685	15.323736	7,350,566	0.00%	-10.84%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.00%	1,914,388	24.416176	46,742,034	0.07%	3.07%
2004	0.00%	2,111,792	23.688343	50,024,853	0.00%	17.30%
2003	0.00%	2,161,994	20.194975	43,661,415	0.00%	56.85%
2002	0.00%	1,878,685	12.875081	24,188,222	0.01%	-27.16%
2001	0.00%	1,567,879	17.676405	27,714,464	0.04%	28.28%

Gartmore GVIT – Small Company Fund: Class I
2005	0.00%	1,752,846	23.033016	40,373,330	0.00%	12.32%
2004	0.00%	1,765,320	20.507271	36,201,896	0.00%	19.02%
2003	0.00%	1,696,669	17.229813	29,233,290	0.00%	41.01%
2002	0.00%	1,515,751	12.218656	18,520,440	0.00%	-17.33%
2001	0.00%	1,244,437	14.779740	18,392,455	0.13%	-6.70%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.00%	215,089	3.336873	717,725	0.00%	50.96%
2002	0.00%	156,451	2.210411	345,821	0.00%	-42.86%
2001	0.00%	105,096	3.868223	406,535	0.00%	-39.03%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.00%	279,900	15.751023	4,408,711	0.00%	11.96%
2004	0.00%	184,294	14.068165	2,592,678	0.00%	12.41%
2003	0.00%	242,970	12.515174	3,040,812	0.00%	52.14%
2002	0.00%	48,858	8.226323	401,922	0.00%	-17.74%	05/01/02

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.00%	636,228	15.007380	9,548,115	3.99%	2.18%
2004	0.00%	588,866	14.687199	8,648,792	4.55%	6.53%
2003	0.00%	589,360	13.786437	8,125,175	5.42%	12.12%
2002	0.00%	574,913	12.296568	7,069,457	4.49%	7.21%
2001	0.00%	1,505,377	11.469927	17,266,564	6.01%	4.19%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.00%	825,902	12.908610	10,661,247	1.61%	4.25%
2004	0.00%	665,190	12.382749	8,236,881	1.39%	17.50%
2003	0.00%	432,461	10.538646	4,557,553	1.34%	31.43%
2002	0.00%	277,592	8.018258	2,225,804	1.34%	-25.14%
2001	0.00%	208,187	10.711409	2,229,976	1.63%	-12.15%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	0.00%	262,448	14.608344	3,833,931	1.11%	19.34%
2004	0.00%	281,954	12.241206	3,451,457	0.00%	15.67%
2003	0.00%	280,311	10.583316	2,966,620	0.00%	36.06%
2002	0.00%	279,292	7.778516	2,172,477	2.00%	-25.39%
2001	0.00%	1,687,489	10.425406	17,592,758	1.84%	-18.81%

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.00%	402,348	11.451970	4,607,677	0.95%	14.52%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.00%	462,520	13.336908	6,168,587	0.20%	33.37%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.00%	429,384	10.540776	4,526,041	6.02%	5.41%	05/02/05

Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.00%	128,282	10.742057	1,378,013	0.00%	7.42%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.00%	89,142	12.317458	1,098,003	0.00%	23.17%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.00%	1,044,556	$13.521320	$14,123,776	2.02%	7.93%
2004	0.00%	937,068	12.527746	11,739,350	1.85%	14.03%
2003	0.00%	539,178	10.986753	5,923,816	1.57%	31.87%
2002	0.00%	154,196	8.331709	1,284,716	0.86%	-16.68%	01/25/02

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.00%	706,430	11.724859	8,282,792	2.49%	3.31%
2004	0.00%	593,680	11.349571	6,738,013	2.49%	4.65%
2003	0.00%	430,237	10.845040	4,665,937	2.59%	7.91%
2002	0.00%	202,573	10.050418	2,035,943	2.18%	0.50%	01/25/02

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.00%	3,150,642	12.661618	39,892,225	2.39%	5.34%
2004	0.00%	2,369,740	12.019313	28,482,647	2.21%	9.54%
2003	0.00%	1,419,724	10.972970	15,578,589	2.05%	20.05%
2002	0.00%	398,104	9.140249	3,638,770	1.66%	-8.60%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.00%	3,665,284	13.204972	48,399,973	2.19%	7.07%
2004	0.00%	2,664,904	12.332826	32,865,797	2.01%	12.09%
2003	0.00%	1,386,608	11.002361	15,255,962	1.61%	26.64%
2002	0.00%	375,973	8.687687	3,266,336	1.05%	-13.12%	01/25/02

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.00%	996,854	12.275099	12,236,482	2.78%	4.49%
2004	0.00%	934,806	11.748118	10,982,211	2.38%	7.16%
2003	0.00%	794,151	10.963279	8,706,499	2.33%	13.70%
2002	0.00%	418,980	9.642427	4,039,984	1.99%	-3.58%	01/25/02

Janus AS – Balanced Portfolio – Service Shares
2005	0.00%	93,760	13.321108	1,248,987	2.04%	7.66%
2004	0.00%	90,538	12.373264	1,120,251	2.45%	8.29%
2003	0.00%	60,397	11.425728	690,080	2.34%	13.72%

Janus AS – Forty Portfolio – Service Shares
2005	0.00%	3,170,060	8.641403	27,393,766	0.01%	12.56%
2004	0.00%	3,379,686	7.677436	25,947,323	0.02%	17.97%
2003	0.00%	3,484,342	6.508092	22,676,418	0.25%	20.23%
2002	0.00%	3,279,169	5.412895	17,749,797	0.32%	-15.93%
2001	0.00%	3,009,852	6.438372	19,378,547	1.01%	-21.83%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.00%	3,135,014	4.004823	12,555,176	0.00%	11.55%
2004	0.00%	3,258,384	3.590186	11,698,205	0.00%	0.57%
2003	0.00%	3,237,773	3.569969	11,558,749	0.00%	46.47%
2002	0.00%	3,153,932	2.437287	7,687,037	0.00%	-40.93%
2001	0.00%	2,757,839	4.126190	11,379,368	0.63%	-37.31%

Janus AS – International Growth Portfolio – Service Shares
2005	0.00%	2,831,486	9.908475	28,055,708	1.05%	31.94%
2004	0.00%	3,009,298	7.509901	22,599,530	0.85%	18.69%
2003	0.00%	3,013,609	6.327527	19,068,692	1.02%	34.53%
2002	0.00%	2,935,440	4.703343	13,806,381	0.70%	-25.76%
2001	0.00%	2,646,977	6.335104	16,768,875	0.81%	-23.43%

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares
2005	0.00%	31,826	16.027544	510,093	1.33%	10.91%
2004	0.00%	23,542	14.450740	340,199	2.52%	17.46%
2003	0.00%	3,278	12.302260	40,327	0.30%	23.02%	05/01/03

MFS® VITSM– MFS Investors Growth Stock Series – Initial Class
2005	0.00%	291,396	13.231476	3,855,599	0.34%	4.49%
2004	0.00%	214,290	12.663111	2,713,578	0.00%	9.18%
2003	0.00%	38,925	11.597867	451,447	0.00%	15.98%	05/01/03

MFS® VITSM– MFS Value Series – Initial Class
2005	0.00%	118,172	15.193770	1,795,478	0.73%	6.66%
2004	0.00%	72,218	14.245099	1,028,753	0.45%	15.18%
2003	0.00%	21,683	12.367820	268,171	0.00%	23.68%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – International Portfolio – Class S
2005	0.00%	53,950	$11.750261	$633,927	0.26%	17.50%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.00%	23,100	11.661977	269,392	0.00%	16.62%	05/02/05

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.00%	509,104	18.337744	9,335,819	0.15%	8.39%
2004	0.00%	572,382	16.918157	9,683,649	0.12%	15.81%
2003	0.00%	601,395	14.608014	8,785,187	0.89%	31.76%
2002	0.00%	568,694	11.086748	6,304,967	0.75%	-26.45%
2001	0.00%	527,509	15.073287	7,951,295	0.29%	-1.51%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.00%	748,972	10.325859	7,733,779	3.97%	1.44%
2004	0.00%	335,648	10.178954	3,416,546	4.28%	0.78%
2003	0.00%	116,918	10.100257	1,180,902	12.48%	1.00%	05/01/03

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.00%	1,544,990	17.894121	27,646,238	0.00%	13.74%
2004	0.00%	1,604,468	15.732356	25,242,062	0.00%	16.31%
2003	0.00%	1,575,959	13.526477	21,317,173	0.00%	28.07%
2002	0.00%	1,415,445	10.561769	14,949,603	0.00%	-29.34%
2001	0.00%	1,320,243	14.947072	19,733,767	0.00%	-24.64%

Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	0.00%	1,054,060	15.757590	16,609,445	0.98%	18.04%
2004	0.00%	902,952	13.348803	12,053,328	0.01%	18.98%
2003	0.00%	883,657	11.219837	9,914,488	0.00%	35.09%
2002	0.00%	887,402	8.305600	7,370,406	0.54%	-24.14%
2001	0.00%	811,919	10.948898	8,889,618	0.33%	-2.83%

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares
2005	0.00%	104,292	14.979202	1,562,211	0.00%	6.86%
2004	0.00%	42,274	14.018027	592,598	0.00%	13.28%
2003	0.00%	10,340	12.374746	127,955	0.00%	23.75%	05/01/03

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.00%	69,514	14.499238	1,007,900	0.00%	2.90%
2004	0.00%	57,292	14.091031	807,303	0.00%	11.88%
2003	0.00%	26,989	12.595173	339,931	0.00%	25.06%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.00%	2,021,976	15.356470	31,050,414	0.00%	12.33%
2004	0.00%	2,473,214	13.671269	33,811,974	0.00%	19.78%
2003	0.00%	2,289,693	11.413972	26,134,492	0.00%	25.59%
2002	0.00%	2,165,861	9.088271	19,683,932	0.63%	-27.79%
2001	0.00%	1,900,037	12.586003	23,913,871	0.86%	-31.27%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.00%	2,994,184	16.491164	49,377,579	0.91%	5.10%
2004	0.00%	3,086,788	15.691176	48,435,334	0.31%	6.94%
2003	0.00%	2,916,468	14.673413	42,794,539	0.38%	30.94%
2002	0.00%	2,688,225	11.205948	30,124,110	0.57%	-26.86%
2001	0.00%	2,119,767	15.320868	32,476,670	0.59%	-12.58%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.00%	2,017,894	12.806945	25,843,057	1.00%	14.31%
2004	0.00%	2,460,964	11.203969	27,572,564	1.15%	19.16%
2003	0.00%	1,978,401	9.402230	18,601,381	0.73%	43.02%
2002	0.00%	1,533,749	6.574074	10,082,979	0.55%	-22.13%
2001	0.00%	784,596	8.442846	6,624,223	0.39%	-12.04%

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.00%	304,496	12.466334	3,795,949	6.30%	2.31%
2004	0.00%	260,866	12.184423	3,178,502	4.03%	8.97%
2003	0.00%	137,738	11.181817	1,540,161	0.00%	11.82%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.00%	2,675,742	$12.465965	$33,355,706	1.37%	5.98%
2004	0.00%	2,802,124	11.763032	32,961,474	0.83%	9.46%
2003	0.00%	2,733,213	10.746526	29,372,545	0.90%	26.72%
2002	0.00%	2,347,711	8.480652	19,910,120	0.75%	-18.80%
2001	0.00%	1,858,823	10.443747	19,413,077	0.50%	-10.16%

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class
2005	0.00%	146,346	18.206560	2,664,457	0.00%	9.92%
2004	0.00%	111,964	16.563464	1,854,512	0.00%	19.42%
2003	0.00%	81,527	13.869971	1,130,777	0.00%	38.70%	05/01/03

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.00%	723,136	12.059670	8,720,782	0.00%	20.60%	05/02/05

Putnam VT IB – Growth & Income Fund – IB Shares
2005	0.00%	79,162	14.527575	1,150,032	1.49%	5.23%
2004	0.00%	69,826	13.805820	964,005	1.11%	11.11%
2003	0.00%	21,892	12.425216	272,013	0.00%	24.25%	05/01/03

Putnam VT IB – International Equity Fund – IB Shares
2005	0.00%	138,276	16.685441	2,307,196	1.32%	12.20%
2004	0.00%	107,542	14.871493	1,599,310	1.30%	16.19%
2003	0.00%	58,343	12.798803	746,721	0.00%	27.99%	05/01/03

Putnam VT IB – Voyager II Fund – IB Shares
2005	0.00%	27,308	13.159164	359,350	0.59%	5.69%
2004	0.00%	26,864	12.450430	334,468	0.20%	5.03%
2003	0.00%	11,366	11.853879	134,731	0.00%	18.54%	05/01/03

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.00%	33,050	11.314946	373,959	0.16%	13.15%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.00%	69,938	15.070153	1,053,976	1.39%	3.69%

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II
2005	0.00%	19,896	10.127763	201,502	2.09%	1.28%	05/02/05

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.00%	573,050	18.734825	10,735,991	0.71%	32.00%
2004	0.00%	535,204	14.193509	7,596,423	0.53%	25.89%
2003	0.00%	596,383	11.274461	6,723,897	0.11%	54.19%
2002	0.00%	596,497	7.312205	4,361,708	0.21%	-2.90%
2001	0.00%	527,543	7.530636	3,972,734	0.00%	-1.81%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.00%	509,766	22.089482	11,260,467	0.31%	51.67%
2004	0.00%	392,894	14.564221	5,722,195	0.31%	24.23%
2003	0.00%	345,678	11.747435	4,060,830	0.41%	45.08%
2002	0.00%	244,054	8.097327	1,976,185	0.75%	-2.83%
2001	0.00%	171,698	8.333503	1,430,846	1.04%	-10.44%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.00%	126,012	11.130805	1,402,615	3.73%	4.21%
2004	0.00%	50,918	10.680729	543,841	3.92%	4.37%
2003	0.00%	12,470	10.233765	127,615	0.05%	2.34%	05/01/03

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.00%	306,254	19.606425	6,004,546	7.14%	12.25%
2004	0.00%	310,368	17.466655	5,421,091	7.52%	10.06%
2003	0.00%	310,596	15.869838	4,929,108	0.00%	27.86%
2002	0.00%	229,797	12.411489	2,852,123	8.74%	9.22%
2001	0.00%	135,438	11.363553	1,539,057	10.76%	10.10%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.00%	300,668	8.569610	2,576,607	0.00%	17.57%
2004	0.00%	328,124	7.289089	2,391,725	0.00%	21.60%
2003	0.00%	308,361	5.994500	1,848,470	0.00%	41.76%
2002	0.00%	282,160	4.228519	1,193,119	0.00%	-31.16%
2001	0.00%	197,987	6.142256	1,216,087	0.00%	-29.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.00%	1,409,392	$26.163932	$36,875,236	1.19%	17.05%
2004	0.00%	1,415,482	22.352530	31,639,604	1.61%	36.39%
2003	0.00%	1,225,582	16.388129	20,084,996	0.00%	37.51%
2002	0.00%	1,098,781	11.917684	13,094,925	4.01%	-0.79%
2001	0.00%	636,426	12.012213	7,644,885	5.40%	9.84%

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2005	0.00%	1,428,994	12.162469	17,380,095	0.00%	7.88%
2004	0.00%	1,509,654	11.273634	17,019,287	0.00%	18.22%
2003	0.00%	1,535,336	9.536128	14,641,161	0.08%	37.01%
2002	0.00%	1,334,891	6.960374	9,291,341	0.50%	-26.82%
2001	0.00%	833,759	9.511087	7,929,954	0.65%	-3.70%

The BEST of AMERICA® Corporate Variable Universal Life SeriesSM Reduced Fee Tier (0.10%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.10%	174	15.409499	2,681	0.09%	5.63%
2004	0.10%	27,138	14.588087	395,892	0.00%	10.96%
2003	0.10%	173	13.147350	2,274	0.06%	33.49%

AIM VIF – Capital Appreciation Fund – Series I Shares
2003	0.10%	1,045	13.277382	13,875	0.00%	35.22%

AIM VIF – Capital Development Fund – Series I Shares
2005	0.10%	29,388	16.774744	492,976	0.00%	9.50%
2004	0.10%	12,220	15.320003	187,210	0.00%	15.38%

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.10%	84,426	15.473584	1,306,373	1.48%	4.76%
2004	0.10%	13,180	14.770235	194,672	0.92%	11.35%
2003	0.10%	8,268	13.264628	109,672	0.51%	32.37%

American Century VP – Income & Growth Fund – Class I
2005	0.10%	27,068	11.565387	313,052	1.94%	4.53%
2004	0.10%	39,010	11.064552	431,628	1.37%	12.88%
2003	0.10%	44,282	9.802103	434,057	1.28%	29.22%
2002	0.10%	483,390	7.585400	3,666,707	1.00%	-19.45%
2001	0.10%	559,907	9.417116	5,272,709	0.85%	-8.44%

American Century VP – International Fund – Class I
2005	0.10%	645,460	12.085047	7,800,414	1.25%	13.14%
2004	0.10%	881,348	10.681395	9,414,026	0.56%	14.81%
2003	0.10%	860,133	9.303615	8,002,346	0.73%	24.39%
2002	0.10%	1,065,487	7.479659	7,969,479	0.78%	-20.45%
2001	0.10%	1,067,581	9.402604	10,038,041	0.08%	-29.24%

American Century VP – Ultra® Fund – Class I
2005	0.10%	28,300	11.310747	320,094	0.00%	2.06%
2004	0.10%	9,976	11.082064	110,555	0.00%	10.56%
2003	0.10%	865	10.023142	8,670	0.00%	24.77%
2002	0.10%	3,004	8.033091	24,131	0.66%	-19.67%	05/01/02

American Century VP – Value Fund – Class I
2005	0.10%	71,456	18.442377	1,317,818	0.83%	4.93%
2004	0.10%	59,642	17.576102	1,048,274	0.97%	14.22%
2003	0.10%	68,891	15.388111	1,060,102	1.04%	28.83%
2002	0.10%	455,713	11.944573	5,443,297	0.75%	-12.71%
2001	0.10%	350,055	13.683342	4,789,922	0.60%	12.71%

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.10%	97,836	16.334885	1,598,140	0.00%	3.26%
2004	0.10%	128,444	15.819001	2,031,856	0.00%	25.51%
2003	0.10%	13,790	12.603456	173,802	0.00%	29.88%

Calvert VS – Social Equity Portfolio
2005	0.10%	1,026	14.042800	14,408	0.06%	4.44%
2004	0.10%	1,026	13.445930	13,796	0.08%	7.05%
2003	0.10%	1,026	12.560357	12,887	0.01%	22.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Credit Suisse Trust – Large Cap Value Portfolio
2003	0.10%	9,715	$11.248621	$109,280	0.76%	25.04%
2002	0.10%	15,615	8.996113	140,474	0.76%	-23.17%
2001	0.10%	25,873	11.709370	302,957	0.00%	0.84%

Dreyfus IP – European Equity Portfolio
2001	0.10%	40,585	9.087189	368,804	0.79%	-28.20%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2005	0.10%	2,806	16.374088	45,946	0.02%	9.06%
2004	0.10%	2,784	15.013547	41,798	0.43%	14.36%
2003	0.10%	98,265	13.128294	1,290,052	1.02%	31.59%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.10%	37,378	13.770744	514,723	0.00%	7.13%
2004	0.10%	219,642	12.854754	2,823,444	0.57%	21.76%
2003	0.10%	220,855	10.557229	2,331,617	0.27%	37.64%
2002	0.10%	173,580	7.670098	1,331,376	0.29%	-23.30%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.10%	426,152	10.447448	4,452,201	1.63%	4.59%
2004	0.10%	1,151,618	9.989249	11,503,799	1.82%	10.53%
2003	0.10%	1,165,447	9.037627	10,532,875	1.54%	28.23%
2002	0.10%	3,024,447	7.047709	21,315,422	1.45%	-22.44%
2001	0.10%	2,163,531	9.086757	19,659,480	1.14%	-12.27%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.10%	90,610	8.271484	749,479	0.00%	3.51%
2004	0.10%	88,956	7.990838	710,833	0.40%	6.10%
2003	0.10%	85,500	7.531118	643,911	0.11%	25.88%
2002	0.10%	103,586	5.982920	619,747	0.22%	-29.02%
2001	0.10%	112,446	8.428546	947,756	0.08%	-22.65%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.10%	49,014	10.630084	521,023	0.02%	4.27%
2004	0.10%	44,950	10.194416	458,239	1.67%	4.94%
2003	0.10%	55,181	9.714448	536,053	1.18%	21.05%
2002	0.10%	471,098	8.025278	3,780,692	1.22%	-16.80%
2001	0.10%	285,642	9.645425	2,755,138	0.90%	-9.40%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.10%	71,656	17.228282	1,234,510	0.00%	11.78%
2004	0.10%	69,786	15.412931	1,075,607	1.23%	19.90%
2003	0.10%	64,009	12.854570	822,808	2.67%	36.22%
2002	0.10%	23,131	9.436677	218,280	0.37%	-5.63%	09/03/02

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.10%	394,406	14.042347	5,538,386	3.55%	1.20%
2004	0.10%	720,724	13.876320	10,000,997	3.92%	3.52%
2003	0.10%	711,865	13.404948	9,542,513	3.30%	4.54%
2002	0.10%	1,174,189	12.822629	15,056,190	3.20%	9.20%
2001	0.10%	1,268,418	11.742610	14,894,538	2.92%	7.91%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.10%	129,586	13.515730	1,751,449	1.56%	5.65%
2004	0.10%	300,426	12.792683	3,843,255	1.39%	11.27%
2003	0.10%	318,394	11.496883	3,660,539	1.66%	30.09%
2002	0.10%	1,076,277	8.837687	9,511,799	1.50%	-17.08%
2001	0.10%	358,181	10.658123	3,817,537	1.13%	-5.18%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.10%	1,048,788	9.232178	9,682,598	0.41%	5.57%
2004	0.10%	1,103,628	8.745297	9,651,555	0.16%	3.16%
2003	0.10%	1,108,591	8.477377	9,397,944	0.18%	32.65%
2002	0.10%	1,133,702	6.390869	7,245,341	0.14%	-30.27%
2001	0.10%	1,700,271	9.164946	15,582,892	0.00%	-17.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – High Income Portfolio: Service Class
2005	0.10%	653,958	$10.291612	$6,730,282	14.70%	2.42%
2004	0.10%	668,456	10.048366	6,716,891	8.03%	9.36%
2003	0.10%	674,902	9.188481	6,201,324	6.36%	26.84%
2002	0.10%	844,975	7.243970	6,120,974	9.18%	3.51%
2001	0.10%	630,396	6.998020	4,411,524	13.22%	-11.98%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.10%	116,010	13.424644	1,557,393	0.56%	18.85%
2004	0.10%	127,656	11.295209	1,441,901	0.98%	13.37%
2003	0.10%	100,484	9.962776	1,001,100	0.63%	43.06%
2002	0.10%	191,072	6.964010	1,330,627	0.64%	-20.42%
2001	0.10%	108,597	8.751211	950,355	5.46%	-21.35%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.10%	216,460	14.910969	3,227,628	0.19%	16.73%
2004	0.10%	194,978	12.773836	2,490,617	0.24%	15.22%
2003	0.10%	200,777	11.086093	2,225,832	0.30%	28.22%
2002	0.10%	166,146	8.645878	1,436,478	0.69%	-9.51%
2001	0.10%	215,109	9.555012	2,055,369	0.61%	-12.45%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.10%	18,822	8.768269	165,036	0.84%	8.75%
2004	0.10%	19,294	8.062568	155,559	0.48%	6.95%
2003	0.10%	17,795	7.538466	134,147	0.59%	29.53%
2002	0.10%	37,306	5.819798	217,113	0.93%	-21.99%
2001	0.10%	43,809	7.460705	326,846	0.23%	-14.52%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.10%	6,844	13.800839	94,453	0.00%	2.45%
2004	0.10%	9,532	13.470536	128,401	0.00%	13.87%
2003	0.10%	9,280	11.829409	109,777	0.00%	57.63%

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.10%	25,200	16.323349	411,348	1.12%	10.06%
2004	0.10%	202,324	14.831493	3,000,767	1.11%	18.41%
2003	0.10%	172,783	12.525565	2,164,205	1.96%	32.08%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.10%	169,140	20.518746	3,470,541	1.04%	11.99%
2004	0.10%	193,708	18.322527	3,549,220	0.56%	15.62%
2003	0.10%	216,768	15.847726	3,435,280	0.50%	34.52%
2002	0.10%	185,632	11.781293	2,186,985	0.45%	-15.39%
2001	0.10%	170,502	13.923857	2,374,045	0.55%	-1.40%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.10%	51,076	18.437333	941,705	0.60%	32.50%
2004	0.10%	70,226	13.914559	977,164	1.04%	20.62%
2003	0.10%	47,949	11.535602	553,121	0.61%	65.10%
2002	0.10%	32,769	6.987132	228,961	0.23%	-15.31%
2001	0.10%	4,374	8.250608	36,088	0.24%	-5.28%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.10%	25,760	13.453811	346,570	6.92%	2.28%
2004	0.10%	95,632	13.154128	1,257,956	7.58%	9.99%
2003	0.10%	22,729	11.959792	271,834	7.99%	22.15%
2002	0.10%	383,942	9.791148	3,759,233	10.09%	3.12%
2001	0.10%	226,888	9.494719	2,154,238	11.31%	4.11%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.10%	69,072	16.420998	1,134,231	2.00%	11.04%
2004	0.10%	5,676	14.788326	83,939	1.37%	20.87%
2003	0.10%	4,317	12.234704	52,817	1.08%	41.31%
2002	0.10%	1,597	8.658094	13,827	0.02%	-13.42%	05/01/02

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.10%	20,710	13.285419	275,141	0.00%	8.33%
2004	0.10%	49,544	12.263680	607,592	0.00%	7.75%
2003	0.10%	8,967	11.381435	102,057	0.00%	36.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.10%	125,958	$3.160408	$398,079	0.00%	-0.62%
2004	0.10%	675,570	3.180008	2,148,318	0.00%	4.21%
2003	0.10%	111,866	3.051579	341,368	0.00%	55.08%
2002	0.10%	109,706	1.967806	215,880	0.67%	-42.84%
2001	0.10%	26,875	3.442527	92,518	0.00%	-42.78%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.10%	16,528	14.840284	245,280	2.09%	6.28%
2004	0.10%	13,192	13.963148	184,202	1.64%	29.84%
2003	0.10%	1,184	10.754365	12,733	1.02%	23.93%
2002	0.10%	200	8.678027	1,736	0.61%	-13.22%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	0.10%	100,704	14.325057	1,442,591	3.71%	3.16%
2004	0.10%	68,418	13.886189	950,065	5.38%	3.16%
2003	0.10%	112,900	13.460973	1,519,744	3.25%	1.90%
2002	0.10%	1,835,772	13.210181	24,250,880	4.66%	10.87%
2001	0.10%	1,008,673	11.914756	12,018,093	5.61%	7.15%

Gartmore GVIT – Growth Fund – Class I
2005	0.10%	59,854	5.902844	353,309	0.08%	6.39%
2004	0.10%	47,844	5.548096	265,443	0.34%	8.05%
2003	0.10%	27,011	5.134813	138,696	0.02%	32.61%
2002	0.10%	278,378	3.872224	1,077,942	0.00%	-28.79%
2001	0.10%	242,722	5.437881	1,319,893	0.00%	-28.21%

Gartmore GVIT – International Growth Fund: Class I
2005	0.10%	96,242	10.048006	967,040	1.10%	30.08%
2004	0.10%	50,722	7.724537	391,804	0.85%	14.08%
2003	0.10%	40,966	6.771174	277,388	0.00%	35.49%
2002	0.10%	15,806	4.997657	78,993	0.00%	-24.18%
2001	0.10%	6,321	6.591491	41,665	0.26%	-28.72%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.10%	81,682	11.000579	898,549	1.98%	2.44%
2004	0.10%	59,166	10.738528	635,356	1.94%	8.38%
2003	0.10%	19,620	9.907971	194,394	1.76%	18.30%
2002	0.10%	192,540	8.375591	1,612,636	2.28%	-12.40%
2001	0.10%	113,898	9.561159	1,088,997	2.54%	-3.77%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.10%	102,290	10.773967	1,102,069	0.00%	9.63%
2004	0.10%	102,944	9.827397	1,011,672	0.00%	15.22%
2003	0.10%	121,377	8.529042	1,035,230	0.00%	39.99%
2002	0.10%	509,655	6.092407	3,105,026	0.00%	-37.08%
2001	0.10%	481,759	9.682440	4,664,603	0.00%	-30.38%

Gartmore GVIT – Money Market Fund – Class I
2002	0.10%	1,193,207	11.481201	13,699,449	1.51%	1.11%
2001	0.10%	14,433,921	11.355131	163,899,064	3.18%	3.50%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.10%	38,013,326	11.171952	424,683,053	1.00%	7.33%
2004	0.10%	19,034,918	10.408568	198,126,238	1.30%	9.64%
2003	0.10%	19,180,432	9.493288	182,085,365	0.59%	27.38%
2002	0.10%	16,109,248	7.452447	120,053,317	0.95%	-17.44%
2001	0.10%	9,361,607	9.026234	84,500,055	0.88%	-11.91%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.10%	13,776	13.837136	190,620	1.29%	10.20%
2004	0.10%	12,564	12.556222	157,756	0.48%	18.67%
2003	0.10%	8,556	10.580391	90,526	0.15%	25.26%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.10%	6,148	10.638965	65,408	0.04%	38.67%
2002	0.10%	68,838	7.672215	528,140	0.03%	-25.43%
2001	0.10%	43,765	10.289042	450,300	0.53%	-3.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.10%	123,464	$16.714800	$2,063,676	0.00%	7.98%
2004	0.10%	70,962	15.479228	1,098,437	0.00%	13.30%
2003	0.10%	81,334	13.661888	1,111,176	0.00%	34.13%
2002	0.10%	65,945	10.185475	671,681	0.00%	-33.35%
2001	0.10%	38,878	15.282975	594,172	0.00%	-10.93%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.10%	250,094	26.271693	6,570,393	0.07%	2.97%
2004	0.10%	250,742	25.513967	6,397,423	0.00%	17.18%
2003	0.10%	270,768	21.773115	5,895,463	0.00%	56.70%
2002	0.10%	280,707	13.895068	3,900,443	0.01%	-27.24%
2001	0.10%	270,154	19.095903	5,158,835	0.04%	28.15%

Gartmore GVIT – Small Company Fund: Class I
2005	0.10%	123,158	23.319481	2,871,981	0.00%	12.20%
2004	0.10%	254,060	20.783025	5,280,135	0.00%	18.90%
2003	0.10%	334,150	17.478961	5,840,595	0.00%	40.87%
2002	0.10%	388,032	12.407717	4,814,591	0.00%	-17.41%
2001	0.10%	358,315	15.023475	5,383,136	0.13%	-6.80%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.10%	32,705	3.326027	108,778	0.00%	50.81%
2002	0.10%	45,497	2.205430	100,340	0.00%	-42.91%
2001	0.10%	10,063	3.863379	38,877	0.00%	-39.09%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.10%	70,284	15.693455	1,102,999	0.00%	11.85%
2004	0.10%	44,170	14.030717	619,737	0.00%	12.30%
2003	0.10%	36,540	12.494332	456,543	0.00%	51.98%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.10%	28,056	14.558458	408,452	3.99%	2.08%
2004	0.10%	6,318	14.262059	90,108	4.55%	6.43%
2003	0.10%	3,251	13.400762	43,566	5.42%	12.00%
2002	0.10%	479,688	11.964522	5,739,238	4.49%	7.10%
2001	0.10%	246,281	11.171361	2,751,294	6.01%	4.08%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.10%	5,204	10.830304	56,361	1.61%	4.14%
2004	0.10%	230,518	10.399470	2,397,265	1.39%	17.38%
2003	0.10%	233,799	8.859580	2,071,361	1.34%	31.30%
2002	0.10%	211,612	6.747487	1,427,849	1.34%	-25.22%
2001	0.10%	205,053	9.022847	1,850,162	1.63%	-12.24%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	0.10%	79,212	11.799959	934,698	1.11%	19.22%
2004	0.10%	120,048	9.897753	1,188,205	0.00%	15.55%
2003	0.10%	11,041	8.565807	94,575	0.00%	35.92%
2002	0.10%	44,257	6.301972	278,906	2.00%	-25.46%
2001	0.10%	33,960	8.454886	287,128	1.84%	-18.89%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.10%	537,434	10.429961	5,605,416	2.74%	2.65%
2004	0.10%	13,954,380	10.160839	141,788,209	0.91%	0.79%
2003	0.10%	8,030,895	10.081195	80,961,019	0.70%	0.61%
2002	0.10%	11,193,504	10.020530	112,164,843	0.28%	0.21%

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.10%	24,154	13.468331	325,314	2.02%	7.82%
2004	0.10%	24,186	12.491088	302,109	1.85%	13.91%
2003	0.10%	23,514	10.965564	257,844	1.57%	31.74%
2002	0.10%	4,815	8.323942	40,080	0.86%	-16.76%	01/25/02

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.10%	29,088	11.678890	339,716	2.49%	3.20%
2004	0.10%	21,194	11.316349	239,839	2.49%	4.55%
2003	0.10%	13,104	10.824110	141,839	2.59%	7.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.10%	1,874	$12.611956	$23,635	2.39%	5.24%
2004	0.10%	39,950	11.984122	478,766	2.21%	9.43%
2003	0.10%	1,913	10.951794	20,951	2.05%	19.93%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.10%	20,444	13.153196	268,904	2.19%	6.97%
2004	0.10%	14,182	12.296725	174,392	2.01%	11.98%
2003	0.10%	6,422	10.981133	70,521	1.61%	26.52%
2002	0.10%	6,436	8.679579	55,862	1.05%	-13.20%	01/25/02

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.10%	8,950	12.226987	109,432	2.78%	4.38%
2004	0.10%	9,038	11.713743	105,869	2.38%	7.05%
2003	0.10%	2,011	10.942135	22,005	2.33%	13.58%

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.10%	75,394	17.974716	1,355,186	0.60%	12.71%
2004	0.10%	117,114	15.947340	1,867,657	0.74%	25.76%
2003	0.10%	855	12.680880	10,842	1.72%	28.26%

Janus AS – Balanced Portfolio – Service Shares
2005	0.10%	10,914	13.276935	144,904	2.04%	7.55%
2004	0.10%	11,560	12.344530	142,703	2.45%	8.18%
2003	0.10%	8,186	11.410593	93,407	2.34%	13.61%

Janus AS – Forty Portfolio – Service Shares
2005	0.10%	217,972	8.590325	1,872,450	0.01%	12.44%
2004	0.10%	112,522	7.639669	859,631	0.02%	17.85%
2003	0.10%	178,232	6.482555	1,155,399	0.25%	20.11%
2002	0.10%	182,330	5.397045	984,043	0.32%	-16.01%
2001	0.10%	242,326	6.425959	1,557,177	1.01%	-21.91%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.10%	158,528	3.981148	631,123	0.00%	11.44%
2004	0.10%	151,606	3.572518	541,615	0.00%	0.47%
2003	0.10%	272,134	3.555943	967,693	0.00%	46.33%
2002	0.10%	293,034	2.430136	712,112	0.00%	-40.99%
2001	0.10%	422,625	4.118218	1,740,462	0.63%	-37.38%

Janus AS – International Growth Portfolio – Service Shares
2005	0.10%	177,088	9.849961	1,744,310	1.05%	31.81%
2004	0.10%	150,980	7.472984	1,128,271	0.85%	18.57%
2003	0.10%	176,234	6.302712	1,110,752	1.02%	34.40%
2002	0.10%	520,482	4.689573	2,440,838	0.70%	-25.83%
2001	0.10%	498,186	6.322889	3,149,975	0.81%	-23.51%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.10%	24,994	15.985073	399,531	0.00%	10.98%
2004	0.10%	2,456	14.403351	35,375	0.00%	12.51%

JPMorgan IT – Mid Cap Value Portfolio
2005	0.10%	5,916	16.647145	98,485	0.60%	9.64%
2004	0.10%	5,950	15.182812	90,338	0.58%	15.28%
2003	0.10%	5,997	13.170159	78,981	0.57%	32.62%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.10%	34,424	13.202464	454,482	0.15%	8.28%
2004	0.10%	26,978	12.192566	328,931	0.12%	15.70%
2003	0.10%	21,062	10.538218	221,956	0.89%	31.63%
2002	0.10%	67,810	8.005967	542,885	0.75%	-26.52%
2001	0.10%	136,520	10.895640	1,487,473	0.29%	-1.61%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.10%	383,494	13.050574	5,004,817	0.00%	13.63%
2004	0.10%	394,394	11.485392	4,529,770	0.00%	16.19%
2003	0.10%	392,036	9.884865	3,875,223	0.00%	27.94%
2002	0.10%	687,560	7.726029	5,312,108	0.00%	-29.41%
2001	0.10%	570,922	10.944879	6,248,672	0.00%	-24.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	0.10%	185,490	$14.683836	$2,723,705	0.98%	17.93%
2004	0.10%	162,162	12.451586	2,019,174	0.01%	18.86%
2003	0.10%	6,882	10.476169	72,097	0.00%	34.95%
2002	0.10%	29,344	7.762839	227,793	0.54%	-24.22%
2001	0.10%	14,582	10.243656	149,373	0.33%	-2.92%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.10%	1,074	14.451137	15,521	0.00%	2.79%
2004	0.10%	51,200	14.058294	719,785	0.00%	11.76%
2003	0.10%	1,074	12.578474	13,509	0.00%	24.94%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.10%	448,332	12.287042	5,508,674	0.00%	12.21%
2004	0.10%	538,726	10.949589	5,898,828	0.00%	19.66%
2003	0.10%	588,192	9.150815	5,382,436	0.00%	25.46%
2002	0.10%	1,125,894	7.293537	8,211,750	0.63%	-27.86%
2001	0.10%	1,417,226	10.110661	14,329,092	0.86%	-31.34%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.10%	558,612	12.347907	6,897,689	0.91%	4.99%
2004	0.10%	876,150	11.760631	10,304,077	0.31%	6.83%
2003	0.10%	882,196	11.008811	9,711,929	0.38%	30.81%
2002	0.10%	969,758	8.415727	8,161,219	0.57%	-26.93%
2001	0.10%	997,036	11.517595	11,483,457	0.59%	-12.66%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.10%	183,864	12.734604	2,341,435	1.00%	14.19%
2004	0.10%	419,770	11.151785	4,681,185	1.15%	19.04%
2003	0.10%	441,202	9.367798	4,133,091	0.73%	42.88%
2002	0.10%	769,291	6.556537	5,043,885	0.55%	-22.21%
2001	0.10%	235,861	8.428773	1,988,019	0.39%	-12.12%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.10%	65,504	11.407291	747,223	1.37%	5.87%
2004	0.10%	62,892	10.774785	677,648	0.83%	9.35%
2003	0.10%	236,533	9.853529	2,330,685	0.90%	26.59%
2002	0.10%	322,290	7.783700	2,508,609	0.75%	-18.88%
2001	0.10%	200,772	9.595068	1,926,421	0.50%	-10.25%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2004	0.10%	435,394	10.602263	4,616,162	1.29%	1.74%
2003	0.10%	456,933	10.421178	4,761,780	1.22%	2.24%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.10%	80,408	12.508033	1,005,746	2.85%	1.97%
2004	0.10%	96,300	12.266232	1,181,238	1.03%	8.78%
2003	0.10%	24,527	11.276054	276,568	2.35%	8.75%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.10%	30,398	11.629906	353,526	3.47%	2.32%
2004	0.10%	50,172	11.365760	570,243	1.92%	4.78%
2003	0.10%	4,202	10.847595	45,582	2.71%	4.94%

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2005	0.10%	11,722	15.120107	177,238	5.49%	1.84%
2004	0.10%	16,298	14.846381	241,966	5.59%	7.95%
2003	0.10%	82,218	13.752414	1,130,696	5.84%	32.65%

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.10%	11,746	19.112697	224,498	0.60%	11.50%
2004	0.10%	11,820	17.141696	202,615	0.00%	13.73%
2003	0.10%	76,384	15.072020	1,151,261	0.00%	49.01%

T. Rowe Price II – Equity Income Portfolio – II
2005	0.10%	22,826	15.020167	342,850	1.39%	3.59%
2004	0.10%	11,962	14.499419	173,442	1.46%	14.50%
2003	0.10%	19,960	12.663048	252,754	1.80%	25.05%
2002	0.10%	512	10.126777	5,185	0.77%	1.27%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.10%	44,810	$19.071958	$854,614	0.00%	14.32%
2004	0.10%	172,276	16.682608	2,874,013	0.00%	17.94%
2003	0.10%	168,799	14.145535	2,387,752	0.00%	37.95%
2002	0.10%	844	10.253796	8,654	0.00%	2.54%	09/03/02

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.10%	38,212	25.461491	972,934	0.71%	31.86%
2004	0.10%	32,436	19.308855	626,302	0.53%	25.76%
2003	0.10%	26,838	15.353127	412,047	0.11%	54.03%
2002	0.10%	63,522	9.967428	633,151	0.21%	-3.00%
2001	0.10%	53,871	10.275468	553,550	0.00%	-1.91%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.10%	26,250	30.823042	809,105	0.31%	51.52%
2004	0.10%	7,980	20.342743	162,335	0.31%	24.10%
2003	0.10%	7,570	16.424776	124,336	0.41%	44.93%
2002	0.10%	10,722	11.332655	121,509	0.75%	-2.93%
2001	0.10%	5,578	11.674866	65,122	1.04%	-10.53%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.10%	17,164	25.439451	436,643	7.14%	12.14%
2004	0.10%	6,174	22.685707	140,062	7.52%	9.95%
2003	0.10%	11,686	20.632384	241,110	0.00%	27.74%
2002	0.10%	2,680	16.152298	43,288	8.74%	9.11%
2001	0.10%	147	14.803302	2,176	10.76%	9.99%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.10%	21,748	8.521148	185,318	0.00%	17.45%
2004	0.10%	21,882	7.255105	158,756	0.00%	21.47%
2003	0.10%	22,063	5.972526	131,772	0.00%	41.62%
2002	0.10%	63,481	4.217224	267,714	0.00%	-31.23%
2001	0.10%	83,050	6.132002	509,263	0.00%	-29.38%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.10%	125,524	30.855447	3,873,099	1.19%	16.93%
2004	0.10%	110,058	26.386900	2,904,089	1.61%	36.26%
2003	0.10%	189,968	19.365338	3,678,795	0.00%	37.37%
2002	0.10%	346,576	14.096819	4,885,619	4.01%	-0.89%
2001	0.10%	255,847	14.222851	3,638,874	5.40%	9.73%

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2005	0.10%	114,460	12.093732	1,384,249	0.00%	7.78%
2004	0.10%	184,596	11.221097	2,071,370	0.00%	18.10%
2003	0.10%	223,707	9.501191	2,125,483	0.08%	36.87%
2002	0.10%	226,501	6.941814	1,572,328	0.50%	-26.89%
2001	0.10%	282,804	9.495237	2,685,291	0.65%	-3.80%

The BEST of AMERICA® Corporate Variable Universal Life SeriesSM Reduced Fee Tier (0.20%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.20%	46,214	15.358428	709,774	0.09%	5.53%
2004	0.20%	23,358	14.554224	339,958	0.00%	10.85%
2003	0.20%	4,973	13.129953	65,295	0.06%	33.36%

AIM VIF – Capital Appreciation Fund – Series I Shares
2003	0.20%	288	13.259800	3,819	0.00%	35.09%

AIM VIF – Capital Development Fund – Series I Shares
2005	0.20%	21,682	16.719125	362,504	0.00%	9.39%
2004	0.20%	996	15.284432	15,223	0.00%	15.27%

AIM VIF – International Growth Fund – Series I Shares
2005	0.20%	451,992	14.032735	6,342,684	1.14%	17.69%
2004	0.20%	126,346	11.923183	1,506,446	1.36%	19.23%	05/03/04

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.20%	37,842	15.422290	583,610	1.48%	4.66%
2004	0.20%	28,554	14.735953	420,770	0.92%	11.24%
2003	0.20%	5,515	13.247066	73,058	0.51%	32.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Income & Growth Fund – Class I
2005	0.20%	123,222	$11.329648	$1,396,062	1.94%	4.42%
2004	0.20%	141,218	10.849845	1,532,193	1.37%	12.77%
2003	0.20%	166,512	9.621502	1,602,096	1.28%	29.09%

American Century VP – International Fund – Class I
2005	0.20%	640,818	9.512128	6,095,543	1.25%	13.03%
2004	0.20%	434,052	8.415693	3,652,848	0.56%	14.69%
2003	0.20%	384,244	7.337502	2,819,391	0.73%	24.26%

American Century VP – Ultra® Fund – Class I
2005	0.20%	34,792	11.269368	392,084	0.00%	1.96%
2004	0.20%	7,212	11.052535	79,711	0.00%	10.45%
2003	0.20%	1,924	10.006426	19,252	0.00%	24.65%

American Century VP – Value Fund – Class I
2005	0.20%	421,892	15.974895	6,739,680	0.83%	4.82%
2004	0.20%	321,958	15.239704	4,906,545	0.97%	14.10%
2003	0.20%	190,981	13.355894	2,550,722	1.04%	28.70%

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.20%	219,114	16.280709	3,567,331	0.00%	3.16%
2004	0.20%	401,660	15.782247	6,339,097	0.00%	25.39%
2003	0.20%	276,028	12.586755	3,474,297	0.00%	29.75%

Credit Suisse Trust – Global Small Cap Portfolio
2004	0.20%	7,744	8.356633	64,714	0.00%	17.75%
2003	0.20%	7,043	7.096703	49,982	0.00%	47.36%

Credit Suisse Trust – International Focus Portfolio
2004	0.20%	10,148	9.684322	98,276	0.99%	14.51%
2003	0.20%	9,647	8.456964	81,584	0.49%	32.82%

Credit Suisse Trust – Large Cap Value Portfolio
2004	0.20%	35,398	11.474634	406,179	0.58%	11.12%
2003	0.20%	20,469	10.326271	211,368	0.76%	24.91%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2005	0.20%	13,484	16.319776	220,056	0.02%	8.95%
2004	0.20%	20,268	14.978665	303,588	0.43%	14.25%
2003	0.20%	8,456	13.110902	110,866	1.02%	31.46%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.20%	219,726	13.720362	3,014,720	0.00%	7.02%
2004	0.20%	330,608	12.820499	4,238,560	0.57%	21.64%
2003	0.20%	13,371	10.539624	140,925	0.27%	37.50%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.20%	6,634,008	10.084272	66,899,141	1.63%	4.48%
2004	0.20%	4,920,402	9.651621	47,489,855	1.82%	10.42%
2003	0.20%	3,957,858	8.740894	34,595,217	1.54%	28.11%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2004	0.20%	29,340	7.311886	214,531	0.40%	6.00%
2003	0.20%	15,093	6.898125	104,113	0.11%	25.75%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.20%	66,566	9.932997	661,200	0.02%	4.17%
2004	0.20%	290,942	9.535398	2,774,248	1.67%	4.84%
2003	0.20%	265,908	9.095533	2,418,575	1.18%	20.93%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.20%	679,392	17.171154	11,665,945	0.00%	11.67%
2004	0.20%	1,014,594	15.377151	15,601,565	1.23%	19.78%
2003	0.20%	611,687	12.837546	7,852,560	2.67%	36.08%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.20%	1,334,518	13.949122	18,615,354	3.55%	1.10%
2004	0.20%	1,045,524	13.797947	14,426,085	3.92%	3.41%
2003	0.20%	705,554	13.342573	9,413,906	3.30%	4.44%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.20%	600,930	12.471541	7,494,523	1.56%	5.55%
2004	0.20%	253,254	11.816128	2,992,482	1.39%	11.16%
2003	0.20%	141,957	10.629864	1,508,984	1.66%	29.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Growth Portfolio: Service Class
2005	0.20%	525,004	$8.255819	$4,334,338	0.41%	5.46%
2004	0.20%	1,398,590	7.828218	10,948,467	0.16%	3.06%
2003	0.20%	595,465	7.595988	4,523,145	0.18%	32.52%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.20%	53,750	13.151735	706,906	14.70%	2.32%
2004	0.20%	373,660	12.853699	4,802,913	8.03%	9.25%
2003	0.20%	87,435	11.765514	1,028,718	6.36%	26.72%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.20%	473,692	12.033136	5,700,000	0.56%	18.73%
2004	0.20%	373,770	10.134523	3,787,981	0.98%	13.26%
2003	0.20%	315,760	8.947944	2,825,403	0.63%	42.92%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.20%	1,838,026	14.049369	25,823,106	0.19%	16.61%
2004	0.20%	708,896	12.047726	8,540,585	0.24%	15.11%
2003	0.20%	143,092	10.466376	1,497,655	0.30%	28.10%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2004	0.20%	24,564	9.272138	227,761	0.48%	6.85%
2003	0.20%	13,277	8.678086	115,219	0.59%	29.40%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2004	0.20%	7,530	13.434633	101,163	0.00%	13.76%
2003	0.20%	973	11.809676	11,491	0.00%	57.47%

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.20%	69,050	16.269222	1,123,390	1.12%	9.95%
2004	0.20%	41,174	14.797053	609,254	1.11%	18.29%
2003	0.20%	155,351	12.508977	1,943,282	1.96%	31.95%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.20%	704,782	15.518876	10,937,424	1.04%	11.87%
2004	0.20%	458,242	13.871631	6,356,564	0.56%	15.50%
2003	0.20%	280,100	12.010005	3,364,002	0.50%	34.38%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.20%	169,786	18.340864	3,114,022	0.60%	32.37%
2004	0.20%	16,822	13.855548	233,078	1.04%	20.50%
2003	0.20%	21,189	11.498175	243,635	0.61%	64.93%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.20%	75,410	15.117925	1,140,043	6.92%	2.18%
2004	0.20%	810,264	14.795923	11,988,604	7.58%	9.88%
2003	0.20%	777,021	13.465993	10,463,359	7.99%	22.03%

Gartmore GVIT – Global Financial Services Fund: Class I
2004	0.20%	7,074	14.748909	104,334	1.37%	20.75%
2003	0.20%	8,215	12.214302	100,340	1.08%	41.17%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.20%	62,816	13.236814	831,484	0.00%	8.22%
2004	0.20%	16,466	12.231005	201,396	0.00%	7.64%
2003	0.20%	4,437	11.362461	50,415	0.00%	36.42%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.20%	273,712	3.143852	860,510	0.00%	-0.71%
2004	0.20%	448,724	3.166487	1,420,879	0.00%	4.10%
2003	0.20%	78,739	3.041648	239,496	0.00%	54.92%

Gartmore GVIT – Global Utilities Fund: Class I
2004	0.20%	21,186	13.925951	295,035	1.64%	29.71%
2003	0.20%	12,612	10.736432	135,408	1.02%	23.80%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.20%	1,941,614	13.058642	25,354,842	3.71%	3.06%
2004	0.20%	1,951,516	12.671201	24,728,051	5.38%	3.06%
2003	0.20%	1,095,538	12.295487	13,470,173	3.25%	1.80%

Gartmore GVIT – Growth Fund – Class I
2005	0.20%	60,144	7.578777	455,818	0.08%	6.29%
2004	0.20%	47,838	7.130400	341,104	0.34%	7.94%
2003	0.20%	40,423	6.605859	267,029	0.02%	32.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – International Growth Fund: Class I
2004	0.20%	12,706	$7.691798	$97,732	0.85%	13.97%
2003	0.20%	8,703	6.749218	58,738	0.00%	35.35%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.20%	119,512	11.155509	1,333,217	1.98%	2.34%
2004	0.20%	132,248	10.900634	1,441,587	1.94%	8.27%
2003	0.20%	104,019	10.067605	1,047,222	1.76%	18.18%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2004	0.20%	763,680	7.982767	6,096,280	0.00%	15.11%
2003	0.20%	155,794	6.935054	1,080,440	0.00%	39.85%

Gartmore GVIT – Money Market Fund – Class I
2005	0.20%	12,740	10.866496	138,439	2.61%	2.46%
2004	0.20%	30,788	10.605257	326,515	0.80%	0.61%
2003	0.20%	221,572	10.540982	2,335,586	0.63%	0.42%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.20%	56,248	10.913424	613,858	1.00%	7.23%
2004	0.20%	32,724	10.177848	333,060	1.30%	9.53%
2003	0.20%	20,659	9.291410	191,951	0.59%	27.26%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2004	0.20%	3,700	12.522767	46,334	0.48%	18.56%
2003	0.20%	1,086	10.562758	11,471	0.15%	25.13%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.20%	9,101	10.583982	96,325	0.04%	38.53%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.20%	196,494	16.603744	3,262,536	0.00%	7.87%
2004	0.20%	269,788	15.391720	4,152,501	0.00%	13.19%
2003	0.20%	108,065	13.598245	1,469,494	0.00%	34.00%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.20%	458,988	18.860242	8,656,625	0.07%	2.87%
2004	0.20%	271,422	18.334546	4,976,399	0.00%	17.06%
2003	0.20%	234,794	15.661984	3,677,340	0.00%	56.54%

Gartmore GVIT – Small Company Fund: Class I
2005	0.20%	1,146,078	15.705843	18,000,121	0.00%	12.09%
2004	0.20%	346,438	14.011465	4,854,104	0.00%	18.78%
2003	0.20%	126,604	11.795728	1,493,386	0.00%	40.73%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.20%	17,434	3.315211	57,797	0.00%	50.66%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2004	0.20%	8,230	13.993330	115,165	0.00%	12.18%
2003	0.20%	5,224	12.473517	65,162	0.00%	51.83%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.20%	114,922	13.954609	1,603,692	3.99%	1.98%
2004	0.20%	13,584	13.684149	185,885	4.55%	6.32%
2003	0.20%	9,884	12.870615	127,213	5.42%	11.89%

Gartmore GVIT – Van Kampen Value Fund – Class I
2004	0.20%	49,480	10.312567	510,266	1.39%	17.26%
2003	0.20%	7,421	8.794319	65,263	1.34%	31.17%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2004	0.20%	2,874	9.758795	28,047	0.00%	15.43%
2003	0.20%	3,219	8.453981	27,213	0.00%	35.79%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.20%	7,660,560	10.396676	79,644,360	2.74%	2.55%
2004	0.20%	8,296,360	10.138533	84,112,920	0.91%	0.69%
2003	0.20%	6,564,517	10.069143	66,099,060	0.70%	0.50%

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.20%	170,910	13.415540	2,292,850	2.02%	7.72%
2004	0.20%	7,054	12.454537	87,854	1.85%	13.80%
2003	0.20%	2,814	10.944415	30,798	1.57%	31.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.20%	34,084	$11.633095	$396,502	2.49%	3.10%
2004	0.20%	2,950	11.283226	33,286	2.49%	4.44%
2003	0.20%	1,756	10.803228	18,970	2.59%	7.69%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.20%	114,016	12.562517	1,432,328	2.39%	5.13%
2004	0.20%	28,510	11.949051	340,667	2.21%	9.32%
2003	0.20%	4,545	10.930659	49,680	2.05%	19.81%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.20%	22,860	13.101623	299,503	2.19%	6.86%
2004	0.20%	19,906	12.260724	244,062	2.01%	11.87%
2003	0.20%	5,607	10.959933	61,452	1.61%	26.39%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.20%	18,166	12.179054	221,245	2.78%	4.28%
2004	0.20%	11,104	11.679461	129,689	2.38%	6.94%
2003	0.20%	3,486	10.921034	38,071	2.33%	13.47%

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.20%	1,081,334	17.915150	19,372,261	0.60%	12.60%
2004	0.20%	907,474	15.910334	14,438,214	0.74%	25.63%
2003	0.20%	528,186	12.664093	6,688,997	1.72%	28.13%

Janus AS – Balanced Portfolio – Service Shares
2005	0.20%	261,918	13.232912	3,465,938	2.04%	7.45%
2004	0.20%	229,366	12.315866	2,824,841	2.45%	8.08%
2003	0.20%	5,017	11.395477	57,171	2.34%	13.49%

Janus AS – Forty Portfolio – Service Shares
2005	0.20%	294,576	8.539588	2,515,558	0.01%	12.33%
2004	0.20%	233,906	7.602120	1,778,181	0.02%	17.73%
2003	0.20%	262,941	6.457142	1,697,847	0.25%	19.99%

Janus AS – Global Technology Portfolio – Service Shares
2004	0.20%	173,558	3.554928	616,986	0.00%	0.37%
2003	0.20%	102,131	3.541982	361,746	0.00%	46.18%

Janus AS – International Growth Portfolio – Service Shares
2005	0.20%	349,754	9.791747	3,424,703	1.05%	31.68%
2004	0.20%	586,420	7.436235	4,360,757	0.85%	18.45%
2003	0.20%	245,144	6.277993	1,539,012	1.02%	34.26%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.20%	23,694	15.932691	377,509	0.00%	10.87%
2004	0.20%	8,286	14.370472	119,074	0.00%	12.39%
2003	0.20%	4,483	12.785745	57,318	0.00%	26.89%

JPMorgan IT – Mid Cap Value Portfolio
2005	0.20%	22,284	16.592629	369,750	0.60%	9.54%
2004	0.20%	14,900	15.148180	225,708	0.58%	15.17%
2003	0.20%	7,236	13.153260	95,177	0.57%	32.49%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.20%	234,680	12.237616	2,871,924	0.15%	8.18%
2004	0.20%	19,660	11.312789	222,409	0.12%	15.58%
2003	0.20%	30,298	9.787595	296,545	0.89%	31.50%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.20%	23,118	9.536717	220,470	0.00%	13.51%
2004	0.20%	470,456	8.401327	3,952,455	0.00%	16.08%
2003	0.20%	274,225	7.237810	1,984,788	0.00%	27.81%

Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2004	0.20%	229,766	12.443485	2,859,090	0.01%	18.74%
2003	0.20%	14,991	10.479833	157,103	0.00%	34.82%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.20%	9,828	14.403227	141,555	0.00%	2.69%
2004	0.20%	4,062	14.025658	56,972	0.00%	11.65%
2003	0.20%	1,829	12.561832	22,976	0.00%	24.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.20%	454,650	$8.523068	$3,875,013	0.00%	12.10%
2004	0.20%	260,230	7.602891	1,978,500	0.00%	19.54%
2003	0.20%	163,694	6.360255	1,041,136	0.00%	25.34%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.20%	1,970,560	9.618219	18,953,278	0.91%	4.89%
2004	0.20%	1,451,308	9.169906	13,308,358	0.31%	6.72%
2003	0.20%	710,846	8.592296	6,107,799	0.38%	30.68%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.20%	1,091,788	12.662678	13,824,960	1.00%	14.08%
2004	0.20%	342,972	11.099865	3,806,943	1.15%	18.92%
2003	0.20%	78,177	9.333505	729,665	0.73%	42.73%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.20%	185,032	10.844763	2,006,628	1.37%	5.76%
2004	0.20%	86,940	10.253671	891,454	0.83%	9.24%
2003	0.20%	50,314	9.386344	472,265	0.90%	26.47%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.20%	1,845,738	10.662435	19,680,061	2.71%	0.80%
2004	0.20%	2,001,144	10.577591	21,167,283	1.29%	1.64%
2003	0.20%	1,032,781	10.407346	10,748,509	1.22%	2.14%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.20%	628,146	12.466336	7,830,679	2.85%	1.87%
2004	0.20%	225,144	12.237557	2,755,213	1.03%	8.67%
2003	0.20%	41,728	11.260965	469,898	2.35%	8.64%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.20%	3,110,384	11.591132	36,052,872	3.47%	2.22%
2004	0.20%	1,390,690	11.339186	15,769,293	1.92%	4.67%
2003	0.20%	805,938	10.833078	8,730,789	2.71%	4.83%

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2005	0.20%	438,236	15.069867	6,604,158	5.49%	1.74%
2004	0.20%	41,538	14.811836	615,254	5.59%	7.85%
2003	0.20%	38,729	13.734162	531,910	5.84%	32.52%

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.20%	516,002	19.049333	9,829,494	0.60%	11.39%
2004	0.20%	251,888	17.101898	4,307,763	0.00%	13.62%
2003	0.20%	58,726	15.052067	883,948	0.00%	48.87%

T. Rowe Price – New America Growth Portfolio
2005	0.20%	690,950	11.269904	7,786,940	0.00%	4.26%
2004	0.20%	222,430	10.808909	2,404,226	0.00%	8.09%	05/03/04

T. Rowe Price II – Equity Income Portfolio – II
2005	0.20%	1,993,558	14.970390	29,844,341	1.39%	3.49%
2004	0.20%	1,400,944	14.465784	20,265,753	1.46%	14.39%
2003	0.20%	546,267	12.646299	6,908,256	1.80%	24.92%

T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.20%	626,894	19.008705	11,916,443	0.00%	14.21%
2004	0.20%	835,584	16.643864	13,907,346	0.00%	17.82%
2003	0.20%	473,916	14.126799	6,694,916	0.00%	37.82%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.20%	45,066	23.583541	1,062,816	0.71%	31.73%
2004	0.20%	120,164	17.902527	2,151,239	0.53%	25.64%
2003	0.20%	6,811	14.249147	97,051	0.11%	53.88%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.20%	52,740	26.310503	1,387,616	0.31%	51.37%
2004	0.20%	70,582	17.381825	1,226,844	0.31%	23.98%
2003	0.20%	17,418	14.048159	244,691	0.41%	44.79%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.20%	227,212	19.427363	4,414,130	7.14%	12.03%
2004	0.20%	105,242	17.341685	1,825,074	7.52%	9.84%
2003	0.20%	3,595	15.787831	56,757	0.00%	27.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.20%	20,382	$8.473005	$172,697	0.00%	17.33%
2004	0.20%	98,272	7.221303	709,652	0.00%	21.35%
2003	0.20%	70,714	5.950642	420,794	0.00%	41.48%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.20%	250,510	25.103798	6,288,752	1.19%	16.82%
2004	0.20%	98,428	21.489618	2,115,180	1.61%	36.12%
2003	0.20%	40,136	15.786980	633,626	0.00%	37.24%

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2005	0.20%	360,812	12.025433	4,338,921	0.00%	7.67%
2004	0.20%	266,180	11.168856	2,972,926	0.00%	17.98%
2003	0.20%	202,631	9.466409	1,918,188	0.08%	36.73%

The BEST of AMERICA® Corporate Variable Universal Life SeriesSM Reduced Fee Tier (0.25%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.25%	54,050	15.332927	828,745	0.09%	5.47%
2004	0.25%	98,126	14.537319	1,426,489	0.00%	10.79%
2003	0.25%	1,947	13.121262	25,547	0.06%	33.29%

AIM VIF – Capital Appreciation Fund – Series I Shares
2003	0.25%	2,553	13.251011	33,830	0.00%	35.02%

AIM VIF – Capital Development Fund – Series I Shares
2005	0.25%	93,372	16.691371	1,558,507	0.00%	9.33%
2004	0.25%	27,246	15.266666	415,956	0.00%	15.21%

AIM VIF – International Growth Fund – Series I Shares
2005	0.25%	202,258	14.021093	2,835,878	1.14%	17.63%
2004	0.25%	26,402	11.919243	314,692	1.36%	19.19%	05/03/04

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.25%	369,126	15.396687	5,683,317	1.48%	4.61%
2004	0.25%	426,728	14.718823	6,280,934	0.92%	11.18%
2003	0.25%	278,219	13.238290	3,683,144	0.51%	32.17%

American Century VP – Income & Growth Fund – Class I
2005	0.25%	284,088	11.300886	3,210,446	1.94%	4.37%
2004	0.25%	368,640	10.827688	3,991,519	1.37%	12.71%
2003	0.25%	225,657	9.606659	2,167,810	1.28%	29.03%
2002	0.25%	1,435	7.445299	10,684	1.00%	-19.57%

American Century VP – International Fund – Class I
2005	0.25%	882,458	9.488028	8,372,786	1.25%	12.97%
2004	0.25%	923,768	8.398563	7,758,324	0.56%	14.64%
2003	0.25%	674,427	7.326221	4,941,001	0.73%	24.20%
2002	0.25%	49,356	5.898746	291,139	0.78%	-20.57%

American Century VP – Ultra® Fund – Class I
2005	0.25%	252,658	11.248731	2,842,082	0.00%	1.91%
2004	0.25%	212,496	11.037791	2,345,486	0.00%	10.40%
2003	0.25%	138,103	9.998079	1,380,765	0.00%	24.59%

American Century VP – Value Fund – Class I
2005	0.25%	496,994	15.934364	7,919,283	0.83%	4.77%
2004	0.25%	351,012	15.208626	5,338,410	0.97%	14.05%
2003	0.25%	248,298	13.335325	3,311,135	1.04%	28.64%
2002	0.25%	90,011	10.366670	933,114	0.75%	-12.84%

American Century VP – VistaSM Fund – Class I
2005	0.25%	248	11.444645	2,838	0.00%	14.45%	05/02/05

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.25%	304,012	16.253697	4,941,319	0.00%	3.11%
2004	0.25%	84,614	15.763932	1,333,849	0.00%	25.33%
2003	0.25%	17,272	12.578424	217,255	0.00%	29.69%

Calvert VS – Social Equity Portfolio
2005	0.25%	1,152	13.973029	16,097	0.06%	4.28%
2004	0.25%	826	13.399142	11,068	0.08%	6.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Credit Suisse Trust – Global Small Cap Portfolio
2005	0.25%	15,838	$9.661761	$153,023	0.00%	15.85%
2004	0.25%	25,520	8.339563	212,826	0.00%	17.69%
2003	0.25%	30,888	7.085747	218,865	0.00%	47.29%
2002	0.25%	1,104	4.810802	5,311	0.00%	-34.32%

Credit Suisse Trust – International Focus Portfolio
2005	0.25%	7,410	11.321642	83,893	0.88%	17.15%
2004	0.25%	13,758	9.664537	132,965	0.99%	14.46%
2003	0.25%	17,161	8.443905	144,906	0.49%	32.76%

Credit Suisse Trust – Large Cap Value Portfolio
2005	0.25%	2,276	12.352874	28,115	0.73%	7.87%
2004	0.25%	16,952	11.451229	194,121	0.58%	11.07%
2003	0.25%	15,477	10.310367	159,574	0.76%	24.85%
2002	0.25%	5,253	8.258105	43,380	0.76%	-23.29%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2005	0.25%	20,998	16.292721	342,115	0.02%	8.90%
2004	0.25%	41,246	14.961281	617,093	0.43%	14.19%
2003	0.25%	647	13.102225	8,477	1.02%	31.39%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.25%	162,720	13.695264	2,228,493	0.00%	6.97%
2004	0.25%	376,014	12.803427	4,814,268	0.57%	21.58%
2003	0.25%	145,429	10.530847	1,531,491	0.27%	37.44%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.25%	8,079,650	10.058674	81,270,565	1.63%	4.43%
2004	0.25%	5,809,448	9.631920	55,956,138	1.82%	10.36%
2003	0.25%	4,843,218	8.727408	42,268,740	1.54%	28.04%
2002	0.25%	529,695	6.815999	3,610,401	1.45%	-22.56%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.25%	101,932	7.541951	768,766	0.00%	3.36%
2004	0.25%	154,666	7.296964	1,128,592	0.40%	5.95%
2003	0.25%	71,544	6.887482	492,758	0.11%	25.69%
2002	0.25%	425	5.479795	2,329	0.22%	-29.12%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.25%	561,480	9.907772	5,563,016	0.02%	4.12%
2004	0.25%	555,430	9.515935	5,285,436	1.67%	4.78%
2003	0.25%	487,461	9.081512	4,426,883	1.18%	20.87%
2002	0.25%	48,950	7.513649	367,793	1.22%	-16.92%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.25%	640,638	17.142660	10,982,239	0.00%	11.61%
2004	0.25%	481,030	15.359280	7,388,274	1.23%	19.72%
2003	0.25%	561,722	12.829044	7,206,356	2.67%	36.02%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.25%	1,963,430	13.902748	27,297,073	3.55%	1.05%
2004	0.25%	1,438,890	13.758938	19,797,598	3.92%	3.36%
2003	0.25%	204,710	13.311504	2,724,998	3.30%	4.38%
2002	0.25%	55,859	12.752372	712,335	3.20%	9.03%

VIP – Equity-Income Portfolio: Service Class
2005	0.25%	1,459,748	12.439919	18,159,147	1.56%	5.49%
2004	0.25%	1,061,120	11.792032	12,512,761	1.39%	11.10%
2003	0.25%	374,570	10.613484	3,975,493	1.66%	29.89%
2002	0.25%	244,789	8.170844	2,000,133	1.50%	-17.20%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.25%	2,214,058	8.234853	18,232,442	0.41%	5.41%
2004	0.25%	1,835,224	7.812236	14,337,203	0.16%	3.01%
2003	0.25%	585,819	7.584268	4,443,008	0.18%	32.45%
2002	0.25%	78,608	5.726150	450,121	0.14%	-30.37%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.25%	195,986	13.118317	2,571,006	14.70%	2.27%
2004	0.25%	593,920	12.827432	7,618,468	8.03%	9.19%
2003	0.25%	93,070	11.747355	1,093,326	6.36%	26.65%
2002	0.25%	606	9.275222	5,621	9.18%	3.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.25%	742,572	$12.002567	$8,912,770	0.56%	18.67%
2004	0.25%	460,116	10.113816	4,653,529	0.98%	13.20%
2003	0.25%	301,169	8.934131	2,690,683	0.63%	42.85%
2002	0.25%	1,213	6.254343	7,587	0.64%	-20.54%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.25%	1,766,496	14.013727	24,755,193	0.19%	16.56%
2004	0.25%	970,084	12.023156	11,663,471	0.24%	15.05%
2003	0.25%	964,994	10.450250	10,084,429	0.30%	28.03%
2002	0.25%	7,198	8.162207	58,752	0.69%	-9.65%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.25%	33,064	10.808463	357,371	2.69%	1.83%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.25%	326,516	10.048055	3,280,851	0.84%	8.59%
2004	0.25%	451,498	9.253175	4,177,790	0.48%	6.79%
2003	0.25%	197,613	8.664666	1,712,251	0.59%	29.34%
2002	0.25%	794	6.699267	5,319	0.93%	-22.11%

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.25%	159,618	20.635857	3,293,854	0.00%	17.91%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.25%	884	13.725157	12,133	0.00%	2.30%
2004	0.25%	29,960	13.416717	401,965	0.00%	13.70%
2003	0.25%	15,729	11.799819	185,599	0.00%	57.40%

Franklin Templeton VIP II – Franklin Small Cap Value Securities Fund – Class 2
2005	0.25%	11,480	11.351855	130,319	0.00%	13.52%	05/02/05

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.25%	241,412	16.242222	3,921,067	1.12%	9.89%
2004	0.25%	173,760	14.779865	2,568,149	1.11%	18.23%
2003	0.25%	9,405	12.500683	117,569	1.96%	31.88%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.25%	613,462	15.479497	9,496,083	1.04%	11.82%
2004	0.25%	317,498	13.843332	4,395,230	0.56%	15.44%
2003	0.25%	70,843	11.991494	849,513	0.50%	34.31%
2002	0.25%	1,993	8.927901	17,793	0.45%	-15.51%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.25%	198,760	18.292860	3,635,889	0.60%	32.31%
2004	0.25%	68,036	13.826171	940,677	1.04%	20.44%
2003	0.25%	14,303	11.479519	164,192	0.61%	64.85%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.25%	204,814	15.079557	3,088,504	6.92%	2.13%
2004	0.25%	157,482	14.765731	2,325,337	7.58%	9.82%
2003	0.25%	33,606	13.445225	451,840	7.99%	21.97%
2002	0.25%	47,160	11.023733	519,879	10.09%	2.97%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.25%	24,048	16.330978	392,727	2.00%	10.87%
2004	0.25%	8,572	14.729262	126,259	1.37%	20.69%
2003	0.25%	958	12.207124	11,694	1.08%	41.10%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.25%	27,596	13.212593	364,615	0.00%	8.17%
2004	0.25%	24,814	12.214711	303,096	0.00%	7.59%
2003	0.25%	9,013	11.352997	102,325	0.00%	36.35%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.25%	262,362	3.135604	822,663	0.00%	-0.76%
2004	0.25%	674,980	3.159750	2,132,768	0.00%	4.05%
2003	0.25%	118,132	3.036698	358,731	0.00%	54.84%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.25%	15,934	14.758947	235,169	2.09%	6.12%
2004	0.25%	17,668	13.907406	245,716	1.64%	29.64%
2003	0.25%	1,187	10.727488	12,734	1.02%	23.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Government Bond Fund: Class I
2005	0.25%	3,496,292	$13.025536	$45,541,077	3.71%	3.01%
2004	0.25%	2,572,680	12.645377	32,532,509	5.38%	3.00%
2003	0.25%	1,556,780	12.276554	19,111,894	3.25%	1.75%
2002	0.25%	1,141,119	12.065916	13,768,646	4.66%	10.71%

Gartmore GVIT – Growth Fund – Class I
2005	0.25%	40,952	7.559516	309,577	0.08%	6.24%
2004	0.25%	73,454	7.115834	522,686	0.34%	7.89%
2003	0.25%	76,188	6.595662	502,510	0.02%	32.41%
2002	0.25%	49,665	4.981328	247,398	0.00%	-28.90%

Gartmore GVIT – International Growth Fund: Class I
2005	0.25%	54,480	9.969281	543,126	1.10%	29.89%
2004	0.25%	28,960	7.675467	222,282	0.85%	13.91%
2003	0.25%	4,806	6.738255	32,384	0.00%	35.28%
2002	0.25%	65	4.980814	324	0.00%	-24.29%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.25%	234,374	11.127198	2,607,926	1.98%	2.29%
2004	0.25%	138,252	10.878396	1,503,960	1.94%	8.22%
2003	0.25%	86,171	10.052086	866,198	1.76%	18.12%
2002	0.25%	1,233	8.510165	10,493	2.28%	-12.53%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.25%	161,102	8.720733	1,404,928	0.00%	9.47%
2004	0.25%	989,792	7.966452	7,885,130	0.00%	15.05%
2003	0.25%	74,105	6.924341	513,128	0.00%	39.79%
2002	0.25%	5,143	4.953560	25,476	0.00%	-37.17%

Gartmore GVIT – Money Market Fund – Class I
2005	0.25%	997,352	10.838856	10,810,155	2.61%	2.41%
2004	0.25%	877,048	10.583572	9,282,301	0.80%	0.56%
2003	0.25%	2,168,315	10.524702	22,820,869	0.63%	0.37%
2002	0.25%	1,395,229	10.485477	14,629,642	1.51%	0.96%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.25%	230,206	10.885739	2,505,962	1.00%	7.17%
2004	0.25%	200,466	10.157086	2,036,150	1.30%	9.48%
2003	0.25%	49,376	9.277816	458,101	0.59%	27.19%
2002	0.25%	588	7.294217	4,289	0.95%	-17.56%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.25%	8,298	13.761286	114,191	1.29%	10.04%
2004	0.25%	13,762	12.506076	172,109	0.48%	18.50%
2003	0.25%	1,148	10.553942	12,116	0.15%	25.07%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.25%	22,022	10.567653	232,721	0.04%	38.46%
2002	0.25%	42	7.632212	321	0.03%	-25.55%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.25%	186,986	16.548582	3,094,353	0.00%	7.82%
2004	0.25%	283,520	15.348222	4,351,528	0.00%	13.13%
2003	0.25%	59,176	13.566592	802,817	0.00%	33.93%
2002	0.25%	209	10.129586	2,117	0.00%	-33.45%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.25%	848,398	18.812416	15,960,416	0.07%	2.82%
2004	0.25%	557,634	18.297168	10,203,123	0.00%	17.01%
2003	0.25%	258,610	15.637860	4,044,107	0.00%	56.46%
2002	0.25%	89,722	9.994656	896,741	0.01%	-27.34%

Gartmore GVIT – Small Company Fund: Class I
2005	0.25%	1,912,752	15.666008	29,965,188	0.00%	12.04%
2004	0.25%	766,554	13.982897	10,718,646	0.00%	18.72%
2003	0.25%	492,798	11.777552	5,803,954	0.00%	40.66%
2002	0.25%	98,835	8.373012	827,547	0.00%	-17.54%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.25%	23,948	3.309832	79,264	0.00%	50.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.25%	80,480	$15.607398	$1,256,083	0.00%	11.68%
2004	0.25%	50,246	13.974657	702,171	0.00%	12.13%
2003	0.25%	33,465	12.463103	417,078	0.00%	51.76%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.25%	483,160	13.919206	6,725,204	3.99%	1.93%
2004	0.25%	63,742	13.656231	870,475	4.55%	6.27%
2003	0.25%	515,327	12.850783	6,622,355	5.42%	11.84%
2002	0.25%	42,803	11.490701	491,836	4.49%	6.94%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.25%	42,010	10.701838	449,584	1.61%	3.99%
2004	0.25%	36,102	10.291496	371,544	1.39%	17.21%
2003	0.25%	3,887	8.780739	34,131	1.34%	31.11%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	0.25%	12,984	11.593174	150,526	1.11%	19.04%
2004	0.25%	34,068	9.738860	331,783	0.00%	15.38%
2003	0.25%	34,022	8.440937	287,178	0.00%	35.72%
2002	0.25%	85	6.219415	529	2.00%	-25.58%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.25%	5,577,142	10.380057	57,891,052	2.74%	2.49%
2004	0.25%	9,126,608	10.127388	92,428,700	0.91%	0.64%
2003	0.25%	1,814,317	10.063117	18,257,684	0.70%	0.45%
2002	0.25%	656	10.017601	6,572	0.28%	0.18%	10/21/2002

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.25%	24,354	13.389188	326,080	2.02%	7.66%
2004	0.25%	14,712	12.436282	182,963	1.85%	13.74%
2003	0.25%	4,309	10.933839	47,114	1.57%	31.54%

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.25%	4,440	11.610294	51,550	2.49%	3.05%
2004	0.25%	6,398	11.266714	72,084	2.49%	4.39%
2003	0.25%	929	10.792806	10,027	2.59%	7.64%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.25%	31,934	12.537840	400,383	2.39%	5.08%
2004	0.25%	18,974	11.931529	226,389	2.21%	9.26%
2003	0.25%	7,829	10.920096	85,493	2.05%	19.75%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.25%	80,236	13.075926	1,049,160	2.19%	6.81%
2004	0.25%	90,230	12.242773	1,104,665	2.01%	11.81%
2003	0.25%	3,797	10.949354	41,575	1.61%	26.33%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.25%	151,626	12.155154	1,843,037	2.78%	4.23%
2004	0.25%	21,136	11.662359	246,496	2.38%	6.89%
2003	0.25%	2,613	10.910488	28,509	2.33%	13.41%

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.25%	792,502	17.885426	14,174,236	0.60%	12.54%
2004	0.25%	315,450	15.891856	5,013,086	0.74%	25.57%
2003	0.25%	259,089	12.655709	3,278,955	1.72%	28.07%

Janus AS – Balanced Portfolio – Service Shares
2005	0.25%	53,532	13.210934	707,208	2.04%	7.39%
2004	0.25%	53,754	12.301545	661,257	2.45%	8.02%
2003	0.25%	14,950	11.387925	170,249	2.34%	13.44%

Janus AS – Forty Portfolio – Service Shares
2005	0.25%	1,090,640	8.514303	9,286,039	0.01%	12.28%
2004	0.25%	956,584	7.583386	7,254,146	0.02%	17.67%
2003	0.25%	677,613	6.444456	4,366,847	0.25%	19.93%
2002	0.25%	318	5.373376	1,709	0.32%	-16.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus AS – Global Technology Portfolio – Service Shares
2005	0.25%	229,560	$3.945872	$905,814	0.00%	11.27%
2004	0.25%	204,340	3.546168	724,624	0.00%	0.32%
2003	0.25%	97,833	3.535026	345,842	0.00%	46.11%
2002	0.25%	708	2.419456	1,713	0.00%	-41.08%

Janus AS – International Growth Portfolio – Service Shares
2005	0.25%	882,786	9.762789	8,618,453	1.05%	31.61%
2004	0.25%	680,002	7.417926	5,044,205	0.85%	18.39%
2003	0.25%	92,562	6.265664	579,962	1.02%	34.20%
2002	0.25%	905	4.668998	4,225	0.70%	-25.94%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.25%	75,420	15.906622	1,199,677	0.00%	10.82%
2004	0.25%	82,778	14.354104	1,188,204	0.00%	12.34%
2003	0.25%	6,068	12.777560	77,534	0.00%	26.83%

JPMorgan IT – Mid Cap Value Portfolio
2005	0.25%	10,644	16.565444	176,323	0.60%	9.48%
2004	0.25%	22,074	15.130897	333,999	0.58%	15.11%
2003	0.25%	1,068	13.144807	14,039	0.57%	32.42%

Lord Abbett Series Mid Cap Value Fund – VC
2005	0.25%	19,122	11.270434	215,513	0.52%	12.70%	05/02/05

Merrill Lynch – FAM VSF II – Mercury International Index Portfolio – Class II
2005	0.25%	732	11.632654	8,515	1.76%	16.33%	05/02/05

Mercury II – Large Cap Core VIF – Class II
2005	0.25%	101,208	11.577932	1,171,779	0.74%	15.78%	05/02/05

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.25%	75,766	12.206553	924,842	0.15%	8.12%
2004	0.25%	91,408	11.289714	1,031,970	0.12%	15.53%
2003	0.25%	52,239	9.772505	510,506	0.89%	31.43%
2002	0.25%	535	7.435383	3,978	0.75%	-26.63%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.25%	365,056	9.512489	3,472,591	0.00%	13.46%
2004	0.25%	678,994	8.384158	5,692,793	0.00%	16.02%
2003	0.25%	284,185	7.226636	2,053,702	0.00%	27.75%
2002	0.25%	217,507	5.656826	1,230,399	0.00%	-29.52%

Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	0.25%	84,180	14.622460	1,230,919	0.98%	17.75%
2004	0.25%	191,928	12.418080	2,383,377	0.01%	18.68%
2003	0.25%	44,110	10.463664	461,552	0.00%	34.75%
2002	0.25%	53,464	7.765195	415,158	0.54%	-24.33%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.25%	15,290	14.379334	219,860	0.00%	2.64%
2004	0.25%	22,204	14.009370	311,064	0.00%	11.60%
2003	0.25%	3,926	12.553503	49,285	0.00%	24.75%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.25%	1,772,498	8.501413	15,068,738	0.00%	12.05%
2004	0.25%	1,726,784	7.587355	13,101,723	0.00%	19.48%
2003	0.25%	809,116	6.350438	5,138,241	0.00%	25.28%
2002	0.25%	11,391	5.069121	57,742	0.63%	-27.97%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.25%	3,734,142	9.593805	35,824,630	0.91%	4.84%
2004	0.25%	1,591,142	9.151191	14,560,844	0.31%	6.67%
2003	0.25%	503,219	8.579039	4,317,135	0.38%	30.62%
2002	0.25%	345,299	6.568116	2,267,964	0.57%	-27.04%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.25%	1,169,740	12.626867	14,770,151	1.00%	14.02%
2004	0.25%	436,776	11.073978	4,836,848	1.15%	18.87%
2003	0.25%	162,279	9.316393	1,511,855	0.73%	42.66%
2002	0.25%	228,358	6.530337	1,491,255	0.55%	-22.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.25%	381,782	$10.817217	$4,129,819	1.37%	5.71%
2004	0.25%	192,090	10.232719	1,965,603	0.83%	9.19%
2003	0.25%	264,755	9.371848	2,481,244	0.90%	26.40%
2002	0.25%	1,058	7.414306	7,844	0.75%	-19.00%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2005	0.25%	287,514	11.877133	3,414,842	4.94%	5.96%
2004	0.25%	10,938	11.208609	122,600	6.86%	12.09%	05/03/04

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.25%	747,294	10.644694	7,954,716	2.71%	0.75%
2004	0.25%	554,690	10.565271	5,860,450	1.29%	1.58%
2003	0.25%	1,496,037	10.400435	15,559,436	1.22%	2.09%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.25%	1,206,896	12.445521	15,020,450	2.85%	1.82%
2004	0.25%	309,916	12.223233	3,788,175	1.03%	8.62%
2003	0.25%	73,396	11.253423	825,956	2.35%	8.58%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.25%	2,083,246	11.571785	24,106,875	3.47%	2.17%
2004	0.25%	1,511,060	11.325918	17,114,142	1.92%	4.62%
2003	0.25%	1,182,357	10.825824	12,799,989	2.71%	4.78%
2002	0.25%	165	10.331952	1,705	0.98%	3.32%	08/30/02

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2005	0.25%	36,528	15.044787	549,556	5.49%	1.69%
2004	0.25%	53,634	14.794578	793,492	5.59%	7.79%
2003	0.25%	379,007	13.725038	5,201,885	5.84%	32.45%
2002	0.25%	162	10.362072	1,679	1.76%	3.62%	9/30/2002

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.25%	690,136	19.017724	13,124,816	0.60%	11.33%
2004	0.25%	271,392	17.082044	4,635,930	0.00%	13.56%
2003	0.25%	85,061	15.042113	1,279,497	0.00%	48.79%

T. Rowe Price – New America Growth Portfolio
2005	0.25%	2,404	11.260565	27,070	0.00%	4.21%
2004	0.25%	560	10.805340	6,051	0.00%	8.05%	05/03/04

T. Rowe Price II – Equity Income Portfolio – II
2005	0.25%	892,058	14.945544	13,332,292	1.39%	3.44%
2004	0.25%	366,698	14.448971	5,298,409	1.46%	14.33%
2003	0.25%	167,637	12.637920	2,118,583	1.80%	24.86%

T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.25%	356,418	18.977178	6,763,808	0.00%	14.15%
2004	0.25%	179,746	16.624542	2,988,195	0.00%	17.76%
2003	0.25%	279,141	14.117448	3,940,759	0.00%	37.75%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.25%	41,596	23.523647	978,490	0.71%	31.67%
2004	0.25%	212,994	17.865954	3,805,341	0.53%	25.58%
2003	0.25%	38,302	14.227140	544,928	0.11%	53.80%
2002	0.25%	399	9.250254	3,691	0.21%	-3.14%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.25%	129,856	26.243783	3,407,913	0.31%	51.29%
2004	0.25%	31,156	17.346378	540,444	0.31%	23.92%
2003	0.25%	12,374	14.026509	173,564	0.41%	44.72%
2002	0.25%	497	9.692423	4,817	0.75%	-3.08%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.25%	48,476	19.378063	939,371	7.14%	11.97%
2004	0.25%	37,344	17.306300	646,286	7.52%	9.79%
2003	0.25%	68,138	15.763497	1,074,093	0.00%	27.55%
2002	0.25%	83	12.359143	1,026	8.74%	8.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.25%	144,664	$8.449046	$1,222,273	0.00%	17.28%
2004	0.25%	137,920	7.204463	993,640	0.00%	21.29%
2003	0.25%	74,914	5.939719	444,968	0.00%	41.41%
2002	0.25%	354	4.200344	1,487	0.00%	-31.33%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.25%	546,448	25.040093	13,683,109	1.19%	16.76%
2004	0.25%	352,704	21.445777	7,564,011	1.61%	36.05%
2003	0.25%	151,526	15.762653	2,388,452	0.00%	37.17%
2002	0.25%	770	11.491482	8,848	4.01%	-1.03%

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2005	0.25%	470,806	11.991404	5,645,625	0.00%	7.62%
2004	0.25%	469,872	11.142802	5,235,691	0.00%	17.93%
2003	0.25%	169,629	9.449055	1,602,834	0.08%	36.66%
2002	0.25%	182,111	6.914071	1,259,128	0.50%	-27.00%

The BEST of AMERICA® Corporate Variable Universal Life SeriesSM Reduced Fee Tier (0.40%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.40%	44,502	15.256716	678,954	0.09%	5.32%
2004	0.40%	73,606	14.486704	1,066,308	0.00%	10.63%
2003	0.40%	82,900	13.095200	1,085,592	0.06%	33.09%
2002	0.40%	39,881	9.839124	392,394	0.00%	-1.61%	09/03/02

AIM VIF – Capital Appreciation Fund – Series I Shares
2003	0.40%	13,547	13.224712	179,155	0.00%	34.82%
2002	0.40%	24	9.809368	235	0.00%	-1.91%	09/03/02

AIM VIF – Capital Development Fund – Series I Shares
2005	0.40%	247,510	16.608430	4,110,753	0.00%	9.17%
2004	0.40%	59,864	15.213529	910,743	0.00%	15.04%

AIM VIF – International Growth Fund – Series I Shares
2005	0.40%	457,728	13.986284	6,401,914	1.14%	17.46%
2004	0.40%	152,296	11.907437	1,813,455	1.36%	19.07%	05/03/04

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.40%	386,306	15.320186	5,918,280	1.48%	4.45%
2004	0.40%	309,918	14.667608	4,545,756	0.92%	11.02%
2003	0.40%	246,983	13.212012	3,263,142	0.51%	31.97%
2002	0.40%	5,432	10.011053	54,380	0.00%	0.11%	09/03/02

American Century VP – Income & Growth Fund – Class I
2005	0.40%	1,326	12.625722	16,742	1.94%	4.21%
2004	0.40%	177,026	12.115153	2,144,697	1.37%	12.54%
2003	0.40%	350,297	10.765053	3,770,966	1.28%	28.84%
2002	0.40%	2,529,796	8.355578	21,137,908	1.00%	-19.69%
2001	0.40%	1,861,201	10.404509	19,364,883	0.85%	-8.72%

American Century VP – International Fund – Class I
2005	0.40%	243,536	11.844974	2,884,678	1.25%	12.80%
2004	0.40%	1,074,540	10.500552	11,283,263	0.56%	14.47%
2003	0.40%	2,984,336	9.173579	27,377,042	0.73%	24.01%
2002	0.40%	2,893,353	7.397247	21,402,847	0.78%	-20.69%
2001	0.40%	1,918,932	9.326990	17,897,860	0.08%	-29.46%

American Century VP – Ultra® Fund – Class I
2005	0.40%	28,284	11.187064	316,415	0.00%	1.76%
2004	0.40%	102,910	10.993709	1,131,363	0.00%	10.23%
2003	0.40%	79,186	9.973091	789,729	0.00%	24.40%
2002	0.40%	4,655	8.016962	37,319	0.66%	-19.83%	05/01/02

American Century VP – Value Fund – Class I
2005	0.40%	371,836	16.301854	6,061,616	0.83%	4.62%
2004	0.40%	572,678	15.582659	8,923,846	0.97%	13.88%
2003	0.40%	835,035	13.683795	11,426,448	1.04%	28.44%
2002	0.40%	872,044	10.653510	9,290,329	0.75%	-12.97%
2001	0.40%	428,754	12.241061	5,248,404	0.60%	12.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – VistaSM Fund – Class I
2005	0.40%	596	$11.433293	$6,814	0.00%	14.33%	05/02/05

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.40%	191,636	16.172933	3,099,316	0.00%	2.95%
2004	0.40%	171,058	15.709055	2,687,160	0.00%	25.14%
2003	0.40%	107,132	12.553439	1,344,875	0.00%	29.49%
2002	0.40%	7,134	9.694252	69,159	0.00%	-3.06%	09/03/02

Calvert VS – Social Equity Portfolio
2005	0.40%	428	13.903575	5,951	0.06%	4.13%
2004	0.40%	6,064	13.352495	80,970	0.08%	6.73%
2003	0.40%	1,076	12.510533	13,461	0.01%	21.69%

Credit Suisse Trust – Global Small Cap Portfolio
2002	0.40%	27,170	5.555805	150,951	0.00%	-34.42%
2001	0.40%	25,001	8.471776	211,803	0.00%	-28.92%

Credit Suisse Trust – International Focus Portfolio
2002	0.40%	32,357	6.196425	200,498	0.00%	-20.22%
2001	0.40%	39,874	7.767318	309,714	0.00%	-22.59%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	17,547	10.955988	192,245	0.76%	24.66%
2002	0.40%	45,124	8.788383	396,567	0.76%	-23.40%
2001	0.40%	140,668	11.473418	1,613,943	0.00%	0.54%

Dreyfus IP – European Equity Portfolio
2001	0.40%	30,039	9.025727	271,124	0.79%	-28.42%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2005	0.40%	9,248	16.211755	149,926	0.02%	8.74%
2004	0.40%	25,166	14.909204	375,205	0.43%	14.02%
2003	0.40%	58,097	13.076217	759,689	1.02%	31.20%
2002	0.40%	2,842	9.966854	28,326	0.60%	-0.33%	09/03/02

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.40%	434,388	13.620186	5,916,445	0.00%	6.81%
2004	0.40%	164,998	12.752292	2,104,103	0.57%	21.40%
2003	0.40%	61,690	10.504526	648,024	0.27%	37.23%
2002	0.40%	5,221	7.654697	39,965	0.29%	-23.45%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.40%	3,928,314	11.896207	46,732,037	1.63%	4.27%
2004	0.40%	6,072,526	11.408542	69,278,668	1.82%	10.20%
2003	0.40%	9,284,780	10.352696	96,122,505	1.54%	27.85%
2002	0.40%	14,027,919	8.097446	113,590,317	1.45%	-22.67%
2001	0.40%	10,538,036	10.471621	110,350,319	1.14%	-12.53%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.40%	734	9.567773	7,023	0.00%	3.20%
2004	0.40%	21,434	9.270823	198,711	0.40%	5.79%
2003	0.40%	114,903	8.763701	1,006,976	0.11%	25.50%
2002	0.40%	368,609	6.983004	2,573,998	0.22%	-29.23%
2001	0.40%	556,416	9.867078	5,490,200	0.08%	-22.89%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.40%	471,228	11.912967	5,613,724	0.02%	3.96%
2004	0.40%	504,718	11.458946	5,783,536	1.67%	4.63%
2003	0.40%	830,526	10.952239	9,096,119	1.18%	20.69%
2002	0.40%	1,866,807	9.074997	16,941,268	1.22%	-17.05%
2001	0.40%	1,760,221	10.939900	19,256,642	0.90%	-9.67%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.40%	369,294	17.057481	6,299,225	0.00%	11.44%
2004	0.40%	507,212	15.305834	7,763,303	1.23%	19.54%
2003	0.40%	146,661	12.803571	1,877,785	2.67%	35.81%
2002	0.40%	7,620	9.427437	71,837	0.37%	-5.73%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Quality Bond Fund II – Primary Shares
2005	0.40%	592,368	$13.764550	$8,153,679	3.55%	0.89%
2004	0.40%	1,333,708	13.642560	18,195,191	3.92%	3.21%
2003	0.40%	2,418,929	13.218733	31,975,177	3.30%	4.23%
2002	0.40%	2,571,167	12.682507	32,608,843	3.20%	8.87%
2001	0.40%	1,654,009	11.649181	19,267,850	2.92%	7.58%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.40%	722,038	13.396579	9,672,839	1.56%	5.34%
2004	0.40%	1,784,684	12.717880	22,697,397	1.39%	10.94%
2003	0.40%	2,509,045	11.463982	28,763,647	1.66%	29.70%
2002	0.40%	2,559,502	8.838834	22,623,013	1.50%	-17.33%
2001	0.40%	1,857,873	10.691577	19,863,592	1.13%	-5.47%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.40%	510,730	11.902677	6,079,054	0.41%	5.25%
2004	0.40%	1,600,358	11.308717	18,097,996	0.16%	2.85%
2003	0.40%	2,979,457	10.995198	32,759,720	0.18%	32.25%
2002	0.40%	3,005,019	8.313850	24,983,277	0.14%	-30.48%
2001	0.40%	2,428,287	11.958538	29,038,762	0.00%	-18.06%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.40%	2,824	9.525383	26,900	14.70%	2.11%
2004	0.40%	217,058	9.328110	2,024,741	8.03%	9.03%
2003	0.40%	504,057	8.555502	4,312,461	6.36%	26.46%
2002	0.40%	774,551	6.765203	5,239,995	9.18%	3.20%
2001	0.40%	638,130	6.555148	4,183,037	13.22%	-12.25%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.40%	700,420	12.912620	9,044,257	0.56%	18.50%
2004	0.40%	912,684	10.896942	9,945,465	0.98%	13.03%
2003	0.40%	746,827	9.640353	7,199,676	0.63%	42.63%
2002	0.40%	1,627,578	6.758846	11,000,549	0.64%	-20.66%
2001	0.40%	1,216,927	8.518959	10,366,951	5.46%	-21.59%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.40%	1,090,144	17.532748	19,113,220	0.19%	16.38%
2004	0.40%	1,506,264	15.064815	22,691,589	0.24%	14.88%
2003	0.40%	1,901,875	13.113640	24,940,504	0.30%	27.84%
2002	0.40%	1,492,216	10.257824	15,306,889	0.69%	-9.79%
2001	0.40%	1,079,652	11.370566	12,276,254	0.61%	-12.71%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.40%	372	10.765329	4,005	2.69%	1.67%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.40%	608	9.527944	5,793	0.84%	8.43%
2004	0.40%	20,800	8.787333	182,777	0.48%	6.63%
2003	0.40%	259,028	8.240791	2,134,596	0.59%	29.14%
2002	0.40%	402,649	6.381088	2,569,339	0.93%	-22.23%
2001	0.40%	504,352	8.204875	4,138,145	0.23%	-14.78%

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.40%	3,976	20.553596	81,721	0.00%	17.73%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.40%	2,310	13.649958	31,531	0.00%	2.15%
2004	0.40%	64,044	13.363171	855,831	0.00%	13.53%
2003	0.40%	59,064	11.770364	695,205	0.00%	57.16%
2002	0.40%	953	7.489405	7,137	0.00%	-25.11%	05/01/02

Franklin Templeton VIP II – Franklin Small Cap Value Securities Fund – Class 2
2005	0.40%	199,332	11.340582	2,260,541	0.00%	13.41%	05/02/05

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.40%	485,970	16.161499	7,854,004	1.12%	9.73%
2004	0.40%	397,492	14.728417	5,854,428	1.11%	18.06%
2003	0.40%	300,494	12.475864	3,748,922	1.96%	31.68%
2002	0.40%	14,717	9.474024	139,429	0.00%	-5.26%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.40%	746,512	$19.427688	$14,503,002	1.04%	11.65%
2004	0.40%	1,048,696	17.400194	18,247,514	0.56%	15.27%
2003	0.40%	1,017,996	15.095175	15,366,828	0.50%	34.11%
2002	0.40%	922,042	11.255500	10,378,044	0.45%	-15.64%
2001	0.40%	321,337	13.342471	4,287,430	0.55%	-1.70%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.40%	150,756	18.149525	2,736,150	0.60%	32.11%
2004	0.40%	182,748	13.738334	2,510,653	1.04%	20.26%
2003	0.40%	183,203	11.423706	2,092,857	0.61%	64.60%
2002	0.40%	10,388	6.940105	72,094	0.23%	-15.57%
2001	0.40%	2,423	8.219735	19,916	0.24%	-5.56%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.40%	224,370	13.713412	3,076,878	6.92%	1.97%
2004	0.40%	329,516	13.448117	4,431,370	7.58%	9.66%
2003	0.40%	767,382	12.263819	9,411,034	7.99%	21.78%
2002	0.40%	555,227	10.070195	5,591,244	10.09%	2.81%
2001	0.40%	410,468	9.794650	4,020,390	11.31%	3.80%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.40%	3,938	16.241486	63,959	2.00%	10.71%
2004	0.40%	59,974	14.670465	879,846	1.37%	20.51%
2003	0.40%	44,687	12.173639	544,003	1.08%	40.89%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.40%	13,866	13.140144	182,201	0.00%	8.01%
2004	0.40%	57,244	12.165918	696,426	0.00%	7.43%
2003	0.40%	52,928	11.324625	599,390	0.00%	36.15%
2002	0.40%	292	8.317804	2,429	0.00%	-16.82%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.40%	232,710	3.111019	723,965	0.00%	-0.91%
2004	0.40%	481,400	3.139672	1,511,438	0.00%	3.90%
2003	0.40%	573,189	3.021924	1,732,134	0.00%	54.61%
2002	0.40%	46,574	1.954523	91,030	0.67%	-43.01%
2001	0.40%	29,402	3.429593	100,837	0.00%	-42.95%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.40%	2,742	14.678049	40,247	2.09%	5.96%
2004	0.40%	15,120	13.851870	209,440	1.64%	29.45%
2003	0.40%	13,251	10.700667	141,795	1.02%	23.56%
2002	0.40%	2,326	8.660608	20,145	0.61%	-13.39%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	0.40%	800,072	14.754249	11,804,462	3.71%	2.85%
2004	0.40%	2,350,974	14.345081	33,724,912	5.38%	2.85%
2003	0.40%	5,633,215	13.947593	78,569,790	3.25%	1.59%
2002	0.40%	9,515,935	13.728864	130,642,977	4.66%	10.54%
2001	0.40%	6,811,337	12.419760	84,595,171	5.61%	6.82%

Gartmore GVIT – Growth Fund – Class I
2005	0.40%	3,778	6.529541	24,669	0.08%	6.08%
2004	0.40%	16,686	6.155504	102,711	0.34%	7.72%
2003	0.40%	76,097	5.714099	434,826	0.02%	32.21%
2002	0.40%	174,753	4.322008	755,284	0.00%	-29.01%
2001	0.40%	192,191	6.087822	1,170,025	0.00%	-28.42%

Gartmore GVIT – International Growth Fund: Class I
2005	0.40%	4	9.891115	40	1.10%	29.69%
2004	0.40%	25,428	7.626680	193,931	0.85%	13.74%
2003	0.40%	52,743	6.705480	353,667	0.00%	35.08%
2002	0.40%	40,096	4.964024	199,038	0.00%	-24.41%
2001	0.40%	10,028	6.566849	65,852	0.26%	-28.94%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.40%	39,454	$10.885904	$429,492	1.98%	2.13%
2004	0.40%	241,606	10.658428	2,575,140	1.94%	8.06%
2003	0.40%	533,567	9.863609	5,262,896	1.76%	17.94%
2002	0.40%	943,228	8.363123	7,888,332	2.28%	-12.66%
2001	0.40%	351,646	9.575644	3,367,237	2.54%	-4.06%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.40%	468	12.454266	5,829	0.00%	9.30%
2004	0.40%	114,718	11.394076	1,307,106	0.00%	14.88%
2003	0.40%	335,334	9.918443	3,325,991	0.00%	39.58%
2002	0.40%	1,062,592	7.106122	7,550,908	0.00%	-37.27%
2001	0.40%	916,433	11.327538	10,380,930	0.00%	-30.59%

Gartmore GVIT – Money Market Fund – Class I
2005	0.40%	1,872	12.182168	22,805	2.61%	2.26%
2004	0.40%	165,086	11.913109	1,966,688	0.80%	0.41%
2003	0.40%	541,898	11.864684	6,429,449	0.63%	0.22%
2002	0.40%	4,829,326	11.838269	57,170,860	1.51%	0.81%
2001	0.40%	16,843,508	11.743544	197,802,477	3.18%	3.19%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.40%	28,310	11.314587	320,316	1.00%	7.01%
2004	0.40%	119,314	10.573030	1,261,511	1.30%	9.31%
2003	0.40%	331,958	9.672247	3,210,780	0.59%	27.00%
2002	0.40%	368,763	7.615719	2,808,395	0.95%	-17.68%
2001	0.40%	358,546	9.251754	3,317,179	0.88%	-12.17%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.40%	212	13.685866	2,901	1.29%	9.87%
2004	0.40%	996	12.456136	12,406	0.48%	18.32%
2003	0.40%	2,091	10.527571	22,013	0.15%	24.88%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.40%	19,292	9.311693	179,641	0.04%	38.25%
2002	0.40%	30,787	6.735208	207,357	0.03%	-25.66%
2001	0.40%	37,680	9.059635	341,367	0.53%	-3.64%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.40%	123,110	16.384018	2,017,036	0.00%	7.66%
2004	0.40%	302,750	15.218321	4,607,347	0.00%	12.96%
2003	0.40%	315,046	13.471955	4,244,286	0.00%	33.73%
2002	0.40%	312,346	10.074004	3,146,575	0.00%	-33.55%
2001	0.40%	162,269	15.161271	2,460,204	0.00%	-11.20%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.40%	395,632	21.016857	8,314,941	0.07%	2.66%
2004	0.40%	1,039,852	20.471824	21,287,667	0.00%	16.83%
2003	0.40%	1,315,269	17.522719	23,047,089	0.00%	56.23%
2002	0.40%	1,401,972	11.216089	15,724,643	0.01%	-27.45%
2001	0.40%	594,303	15.460620	9,188,293	0.04%	27.76%

Gartmore GVIT – Small Company Fund: Class I
2005	0.40%	832,540	20.082219	16,719,251	0.00%	11.87%
2004	0.40%	1,815,822	17.951460	32,596,656	0.00%	18.55%
2003	0.40%	2,515,752	15.142892	38,095,761	0.00%	40.45%
2002	0.40%	2,331,936	10.781666	25,142,155	0.00%	-17.66%
2001	0.40%	1,522,194	13.093906	19,931,465	0.13%	-7.08%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.40%	48,390	3.293722	159,383	0.00%	50.36%
2002	0.40%	6,098	2.190553	13,358	0.00%	-43.09%
2001	0.40%	2,944	3.848878	11,331	0.00%	-39.27%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.40%	816	15.521877	12,666	0.00%	11.52%
2004	0.40%	3,866	13.918876	53,810	0.00%	11.96%
2003	0.40%	28,684	12.431976	356,599	0.00%	51.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.40%	89,110	$14.210938	$1,266,337	3.99%	1.77%
2004	0.40%	307,698	13.963330	4,296,489	4.55%	6.11%
2003	0.40%	469,752	13.159481	6,181,693	5.42%	11.67%
2002	0.40%	775,887	11.784392	9,143,357	4.49%	6.78%
2001	0.40%	1,739,536	11.036224	19,197,909	6.01%	3.77%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.40%	262	11.536276	3,023	1.61%	3.83%
2004	0.40%	28,772	11.110531	319,672	1.39%	17.03%
2003	0.40%	50,453	9.493770	478,989	1.34%	30.91%
2002	0.40%	254,670	7.252185	1,846,914	1.34%	-25.44%
2001	0.40%	115,152	9.726929	1,120,075	1.63%	-12.51%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	0.40%	78	12.370181	965	1.11%	18.86%
2004	0.40%	1,704	10.407118	17,734	0.00%	15.20%
2003	0.40%	30,673	9.033664	277,090	0.00%	35.52%
2002	0.40%	82,915	6.666122	552,722	2.00%	-25.69%
2001	0.40%	1,549,764	8.970354	13,901,932	1.84%	-19.14%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.40%	5,136,552	10.330316	53,062,205	2.74%	2.34%
2004	0.40%	7,815,054	10.093995	78,885,116	0.91%	0.49%
2003	0.40%	11,999,723	10.045042	120,537,722	0.70%	0.30%
2002	0.40%	15,116,078	10.014669	151,382,518	0.28%	0.15%	10/21/02

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.40%	104,554	13.310555	1,391,672	2.02%	7.50%
2004	0.40%	63,674	12.381734	788,395	1.85%	13.57%
2003	0.40%	19,629	10.902206	213,999	1.57%	31.34%
2002	0.40%	4,346	8.300685	36,075	0.86%	-16.99%	01/25/02

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.40%	49,050	11.542054	566,138	2.49%	2.90%
2004	0.40%	95,536	11.217265	1,071,653	2.49%	4.23%
2003	0.40%	12,703	10.761565	136,704	2.59%	7.48%
2002	0.40%	6,694	10.013037	67,027	2.18%	0.13%	01/25/02

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.40%	390,100	12.464210	4,862,288	2.39%	4.92%
2004	0.40%	264,480	11.879208	3,141,813	2.21%	9.10%
2003	0.40%	37,624	10.888513	409,669	2.05%	19.57%
2002	0.40%	9,222	9.106228	83,978	1.66%	-8.94%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.40%	181,156	12.999118	2,354,868	2.19%	6.65%
2004	0.40%	142,944	12.189084	1,742,356	2.01%	11.65%
2003	0.40%	56,878	10.917690	620,976	1.61%	26.14%
2002	0.40%	14,555	8.655338	125,978	1.05%	-13.45%	01/25/02

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.40%	521,412	12.083751	6,300,613	2.78%	4.07%
2004	0.40%	210,474	11.611205	2,443,857	2.38%	6.73%
2003	0.40%	13,568	10.878938	147,605	2.33%	13.24%
2002	0.40%	4,849	9.606563	46,582	1.99%	-3.93%	01/25/02

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.40%	1,114,814	17.796530	19,839,821	0.60%	12.38%
2004	0.40%	1,046,542	15.836525	16,573,589	0.74%	25.38%
2003	0.40%	599,528	12.630569	7,572,380	1.72%	27.88%
2002	0.40%	7,368	9.877029	72,774	0.27%	-1.23%	09/03/02

Janus AS – Balanced Portfolio – Service Shares
2005	0.40%	208,740	13.145265	2,743,943	2.04%	7.23%
2004	0.40%	285,628	12.258707	3,501,430	2.45%	7.86%
2003	0.40%	360,530	11.365300	4,097,532	2.34%	13.27%
2002	0.40%	977	10.033996	9,803	2.14%	0.34%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus AS – Forty Portfolio – Service Shares
2005	0.40%	217,772	$8.438947	$1,837,766	0.01%	12.11%
2004	0.40%	878,196	7.527514	6,610,633	0.02%	17.50%
2003	0.40%	1,755,706	6.406568	11,248,050	0.25%	19.75%
2002	0.40%	1,902,427	5.349794	10,177,593	0.32%	-16.26%
2001	0.40%	1,517,392	6.388873	9,694,425	1.01%	-22.14%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.40%	8,530	3.910937	33,360	0.00%	11.11%
2004	0.40%	183,526	3.520024	646,016	0.00%	0.16%
2003	0.40%	524,317	3.514240	1,842,576	0.00%	45.89%
2002	0.40%	783,206	2.408830	1,886,610	0.00%	-41.17%
2001	0.40%	677,164	4.094407	2,772,585	0.63%	-37.57%

Janus AS – International Growth Portfolio – Service Shares
2005	0.40%	156,464	9.676381	1,514,005	1.05%	31.41%
2004	0.40%	1,087,636	7.363272	8,008,560	0.85%	18.21%
2003	0.40%	2,277,464	6.228826	14,185,927	1.02%	34.00%
2002	0.40%	3,375,569	4.648509	15,691,363	0.70%	-26.05%
2001	0.40%	2,212,967	6.286392	13,911,578	0.81%	-23.74%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.40%	90,134	15.828526	1,426,688	0.00%	10.65%
2004	0.40%	99,214	14.304998	1,419,256	0.00%	12.17%
2003	0.40%	208,667	12.752960	2,661,122	0.00%	26.64%
2002	0.40%	19,940	10.070202	200,800	0.00%	0.70%	09/18/02

JPMorgan IT – Mid Cap Value Portfolio
2005	0.40%	14,156	16.484146	233,350	0.60%	9.32%
2004	0.40%	35,252	15.079159	531,571	0.58%	14.94%
2003	0.40%	30,988	13.119525	406,548	0.57%	32.22%
2002	0.40%	39,000	9.922131	386,963	0.00%	-0.78%	09/18/02

Lord Abbett Series Mid Cap Value Fund – VC
2005	0.40%	1,690	11.259238	19,028	0.52%	12.59%	05/02/05

Merrill Lynch – FAM VSF II – Mercury International Index Portfolio – Class II
2005	0.40%	220	11.621096	2,557	1.76%	16.21%	05/02/05

Mercury II – Large Cap Core VIF – Class II
2005	0.40%	73,626	11.566434	851,590	0.74%	15.66%	05/02/05

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.40%	80,808	12.647762	1,022,040	0.15%	7.96%
2004	0.40%	290,396	11.715274	3,402,069	0.12%	15.35%
2003	0.40%	406,038	10.156098	4,123,762	0.89%	31.24%
2002	0.40%	1,042,854	7.738827	8,070,467	0.75%	-26.74%
2001	0.40%	270,845	10.563782	2,861,148	0.29%	-1.90%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.40%	127,004	14.112212	1,792,307	0.00%	13.29%
2004	0.40%	322,438	12.456893	4,016,576	0.00%	15.84%
2003	0.40%	895,379	10.753194	9,628,184	0.00%	27.56%
2002	0.40%	1,801,971	8.429938	15,190,504	0.00%	-29.62%
2001	0.40%	1,272,440	11.978031	15,241,326	0.00%	-24.95%

Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	0.40%	211,116	13.728969	2,898,405	0.98%	17.58%
2004	0.40%	244,546	11.676716	2,855,494	0.01%	18.50%
2003	0.40%	271,980	9.853739	2,680,020	0.00%	34.55%
2002	0.40%	341,601	7.323519	2,501,721	0.54%	-24.45%
2001	0.40%	322,706	9.693032	3,128,000	0.33%	-3.22%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.40%	20,788	14.307871	297,432	0.00%	2.49%
2004	0.40%	44,406	13.960609	619,935	0.00%	11.43%
2003	0.40%	35,320	12.528578	442,509	0.00%	24.56%
2002	0.40%	3,552	10.057930	35,726	0.00%	0.58%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.40%	5,300	$12.872483	$68,224	0.00%	11.88%
2004	0.40%	916,804	11.505640	10,548,417	0.00%	19.30%
2003	0.40%	1,747,033	9.644393	16,849,073	0.00%	25.09%
2002	0.40%	2,442,509	7.709999	18,831,742	0.63%	-28.08%
2001	0.40%	2,155,828	10.720152	23,110,804	0.86%	-31.54%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.40%	1,425,776	13.784845	19,654,101	0.91%	4.68%
2004	0.40%	4,419,620	13.168552	58,199,996	0.31%	6.51%
2003	0.40%	4,490,131	12.363752	55,514,866	0.38%	30.42%
2002	0.40%	3,582,220	9.479881	33,959,019	0.57%	-27.15%
2001	0.40%	2,694,063	13.013036	35,057,939	0.59%	-12.93%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.40%	810,028	12.520042	10,141,585	1.00%	13.85%
2004	0.40%	1,770,284	10.996730	19,467,335	1.15%	18.69%
2003	0.40%	1,588,406	9.265284	14,717,033	0.73%	42.45%
2002	0.40%	1,442,545	6.504237	9,382,655	0.55%	-22.45%
2001	0.40%	813,325	8.386697	6,821,110	0.39%	-12.39%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.40%	5,684	10.349023	58,824	1.37%	5.55%
2004	0.40%	606,518	9.804476	5,946,591	0.83%	9.02%
2003	0.40%	805,623	8.993106	7,245,053	0.90%	26.21%
2002	0.40%	704,851	7.125335	5,022,300	0.75%	-19.12%
2001	0.40%	544,668	8.809927	4,798,485	0.50%	-10.52%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2005	0.40%	58,972	11.847635	698,679	4.94%	5.81%
2004	0.40%	13,676	11.197507	153,137	6.86%	11.98%	05/03/04

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.40%	1,106,776	10.591594	11,722,522	2.71%	0.60%
2004	0.40%	1,548,394	10.528355	16,302,042	1.29%	1.43%
2003	0.40%	427,929	10.379703	4,441,776	1.22%	1.94%
2002	0.40%	45,027	10.182621	458,493	0.26%	1.83%	09/03/02

PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.40%	640,224	12.383232	7,928,042	2.85%	1.67%
2004	0.40%	907,634	12.180321	11,055,273	1.03%	8.45%
2003	0.40%	604,652	11.230805	6,790,729	2.35%	8.42%
2002	0.40%	48,671	10.358691	504,168	0.39%	3.59%	08/30/02

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.40%	2,531,932	11.513866	29,152,326	3.47%	2.02%
2004	0.40%	3,142,992	11.286156	35,472,298	1.92%	4.46%
2003	0.40%	2,117,582	10.804064	22,878,491	2.71%	4.62%
2002	0.40%	185,190	10.326715	1,912,404	0.98%	3.27%	08/30/02

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2005	0.40%	252,932	14.969736	3,786,325	5.49%	1.54%
2004	0.40%	473,190	14.742883	6,976,185	5.59%	7.63%
2003	0.40%	105,483	13.697677	1,444,872	5.84%	32.26%
2002	0.40%	211	10.356990	2,185	1.76%	3.57%	09/03/02

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.40%	830,676	18.923254	15,719,093	0.60%	11.17%
2004	0.40%	1,033,530	17.022607	17,593,375	0.00%	13.39%
2003	0.40%	548,859	15.012271	8,239,620	0.00%	48.57%
2002	0.40%	43,606	10.104573	440,620	0.00%	1.05%	09/03/02

T. Rowe Price – New America Growth Portfolio
2005	0.40%	584,706	11.232593	6,567,765	0.00%	4.06%
2004	0.40%	19,964	10.794628	215,504	0.00%	7.95%	05/03/04

T. Rowe Price II – Equity Income Portfolio – II
2005	0.40%	1,649,340	14.871262	24,527,767	1.39%	3.28%
2004	0.40%	1,661,986	14.398668	23,930,385	1.46%	14.16%
2003	0.40%	1,166,336	12.612824	14,710,791	1.80%	24.67%
2002	0.40%	16,487	10.116880	166,797	0.77%	1.17%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.40%	453,782	$18.882872	$8,568,707	0.00%	13.98%
2004	0.40%	754,450	16.566668	12,498,723	0.00%	17.58%
2003	0.40%	513,748	14.089414	7,238,408	0.00%	37.54%
2002	0.40%	11,398	10.243767	116,758	0.00%	2.44%	09/03/02

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.40%	596	17.488050	10,423	0.71%	31.47%
2004	0.40%	53,740	13.301843	714,841	0.53%	25.39%
2003	0.40%	69,877	10.608507	741,291	0.11%	53.57%
2002	0.40%	170,526	6.907806	1,177,961	0.21%	-3.29%
2001	0.40%	93,450	7.142729	667,488	0.00%	-2.20%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.40%	52	21.290146	1,107	0.31%	51.07%
2004	0.40%	153,946	14.093195	2,169,591	0.31%	23.73%
2003	0.40%	111,979	11.413041	1,278,021	0.41%	44.50%
2002	0.40%	38,434	7.898317	303,564	0.75%	-3.22%
2001	0.40%	13,391	8.161281	109,288	1.04%	-10.80%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.40%	83,166	18.008789	1,497,719	7.14%	11.80%
2004	0.40%	122,976	16.107486	1,980,834	7.52%	9.62%
2003	0.40%	200,179	14.693571	2,941,344	0.00%	27.35%
2002	0.40%	159,659	11.537562	1,842,076	8.74%	8.79%
2001	0.40%	80,313	10.605749	851,780	10.76%	9.66%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.40%	49,068	8.377513	411,068	0.00%	17.10%
2004	0.40%	30,098	7.154160	215,326	0.00%	21.11%
2003	0.40%	142,586	5.907110	842,271	0.00%	41.20%
2002	0.40%	265,456	4.183540	1,110,546	0.00%	-31.43%
2001	0.40%	127,633	6.101338	778,732	0.00%	-29.60%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.40%	377,610	25.703042	9,705,726	1.19%	16.59%
2004	0.40%	716,826	22.046498	15,803,503	1.61%	35.85%
2003	0.40%	698,195	16.228488	11,330,649	0.00%	36.96%
2002	0.40%	636,267	11.848822	7,539,014	4.01%	-1.18%
2001	0.40%	318,295	11.990690	3,816,577	5.40%	9.40%

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2005	0.40%	110,270	11.889981	1,311,108	0.00%	7.45%
2004	0.40%	898,190	11.065086	9,938,550	0.00%	17.75%
2003	0.40%	1,423,338	9.397220	13,375,420	0.08%	36.46%
2002	0.40%	1,740,569	6.886442	11,986,327	0.50%	-27.11%
2001	0.40%	1,042,724	9.447854	9,851,504	0.65%	-4.09%

Contract Owners’ Equity Total By Year

2005				$3,947,899,004

2004				$3,677,896,359

2003				$3,032,894,218

2002				$2,276,440,710

2001				$2,087,035,414

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 26. Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (1933 Act File No. 333-31725) and hereby incorporated by reference.

(b)	Not Applicable

(c)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the Post-Effective Amendment No. 1 to the registration statement (1933 Act File No. 333-66572) and hereby incorporated by reference.

(d)	The form of the contract - Filed previously with initial registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.

(e)
The form of the contract application - Filed previously with Pre-Effective Amendment No. 1 to the registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor - Filed previously with initial registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.

(g)	Reinsurance Contracts -Filed previously with registration statement (333-46338) and hereby incorporated by reference.

(h)	Participation Agreements - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

(i)	Not Applicable

(j)	Not Applicable

(k)	Opinion of Counsel - Filed previously with initial registration statement (1933 Act File No. 333-94037, File No. 811-08301) and hereby incorporated by reference.

(l)	Not Applicable

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm - Filed previously with registration statement (333-83010) and hereby incorporated by reference.

(o)	Not Applicable

(p)	Not Applicable

(q)	Redeemability Exemption Procedures - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

Item 27. Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas	The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas	The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa	The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa	The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California	The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware	The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware	The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware	The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio	The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales	The company is engaged in investment holding.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California	The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas	The company is currently inactive.
DVM Insurance Agency, Inc.	California	This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg	The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa	The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales	The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio	The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland	The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio	The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales	The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware	The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware	The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware	The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware	The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware	The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware	The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware	The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales	The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Management plc*	England and Wales		The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29.           Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide’s Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding; ,

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue. Nationwide will not be required to seek the court’s determination if, in the opinion of Nationwide’s counsel, the matter has been settled by controlling precedent.

However, the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted

Item 30. Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31. Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 32. Management Services

Not Applicable

Item 33. Fee Representation

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 17th day of May, 2006.

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ STEVEN R. SAVINI
Steven R. Savini

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 17th day of May, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ STEVEN R. SAVINI
Steven R. Savini
Attorney-in-Fact